File Nos. 33-39100
                                                                      811-5200
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No.  22                                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 69                                                    [X]

                      (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                   92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service

          James A. Shepherdson III
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA 92660
          (800) 989-3752


     Copies to:
          Judith A. Hasenauer            and   Richard C. Pearson
          Blazzard, Grodd & Hasenauer, P.C.    Executive Vice President,
          P.O. Box 5108                        General Counsel and Secretary
          Westport, CT  06881                  MetLife Investors Insurance
          (203) 226-7866                       Company
                                               22 Corporate Plaza Drive
                                               Newport Beach, CA 92660


It is proposed that this filing will become effective:

__X__ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts





          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix A


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife
                                                   Investors; The Separate
                                                   Account; Investment
                                                   Options; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .  The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                                     PART A


                         THE FIXED AND VARIABLE ANNUITY

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                       and

                       METLIFE INVESTORS INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently, the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).

CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE APPENDIX B - PART 2 FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (Series 1):
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund (formerly AIM V.I. International
     Equity Fund)
   AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Initial Class):
   VIP Growth Portfolio
   VIP Equity-Income Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (Initial Class):
   VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (Initial Class):
   VIP III Growth Opportunities Portfolio
   VIP III Growth & Income Portfolio

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)
   Equity Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Large Cap Growth Securities Fund (Class 1 Shares)
   Franklin Small Cap Fund (Class 1 Shares)
   Mutual Shares Securities Fund (Class 1 Shares)
   Templeton Foreign Securities Fund (formerly Templeton
     International Securities Fund) (Class 1 Shares)
   Templeton Growth Securities Fund (Class 1 Shares)
   Templeton Developing Markets Securities Fund (Class 1 Shares)
   Mutual Shares Securities Fund (Class 2 Shares)

GENERAL AMERICAN CAPITAL COMPANY:
    Money Market Fund

MET INVESTORS SERIES TRUST:
   J.P. Morgan Enhanced Index Portfolio (Class A)
   J.P. Morgan International Equity Portfolio (Class A)
   J.P. Morgan Quality Bond Portfolio (Class A)
   J.P. Morgan Select Equity Portfolio (Class A)
   J.P. Morgan Small Cap Stock Portfolio (Class A)
   Lord Abbett Bond Debenture Portfolio (Class A)
   Lord Abbett Developing Growth Portfolio (Class A)
   Lord Abbett Growth and Income Portfolio (Class A)
   Lord Abbett Growth Opportunities Portfolio (Class A)
   Lord Abbett Mid-Cap Value Portfolio (Class A)
   MFS Mid Cap Growth Portfolio (Class B)
   MFS Research International Portfolio (Class B)


Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc.

METROPOLITAN SERIES FUND, INC.:
   Putnam International Stock Portfolio
   Putnam Large Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Initial Class):
  MFS Emerging Growth Series
  MFS Research Series
  MFS Investors Trust Series
  MFS High Income Series
  MFS Strategic Income Series (formerly known as MFS(R) Global
      Governments Series)
  MFS Bond Series

NEW ENGLAND ZENITH FUND:
   MFS Total Return Series (Class B)
   MFS Investors Trust Series (Class B)
   Capital Guardian U.S. Equity Series (Class B)
   Davis Venture Value Series (Class E)

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

SCUDDER VARIABLE SERIES II:

   SVS Dreman High Return Equity Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8486 or write us at: P.O. Box 10366, Des Moines, Iowa 50366-0366.

The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


May 1, 2002


                                TABLE OF CONTENTS

                                                                          PAGE
INDEX OF SPECIAL TERMS

SUMMARY

FEE TABLE

EXAMPLES

THE ANNUITY CONTRACT

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

ANNUITY PAYMENTS

ANNUITY OPTIONS

PURCHASE
Purchase Payments
Allocation of Purchase Payments
Accumulation Units

INVESTMENT OPTIONS
AIM Variable Insurance Funds
Alliance Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II
Fidelity Variable Insurance Products Fund III
First American Insurance Portfolios, Inc.
Franklin Templeton Variable Insurance Products Trust
General American Capital Company
Met Investors Series Trust
Metropolitan Series Fund, Inc.
MFS Variable Insurance Trust
New England Zenith Fund
Oppenheimer Variable Account Funds
Scudder Variable Series II
Transfers
Dollar Cost Averaging Program
Automatic Rebalancing Program
Approved Asset Allocation Programs
Voting Rights
Substitution

EXPENSES
Insurance Charges
Contract Maintenance Charge
Withdrawal Charge
Reduction or Elimination of the Withdrawal Charge
Premium Taxes
Transfer Fee
Income Taxes
Investment Portfolio Expenses

TAXES
Annuity Contracts in General
Qualified and Non-Qualified Contracts
Withdrawals - Non-Qualified Contracts
Withdrawals - Qualified Contracts
Withdrawals - Tax-Sheltered Annuities
Required Distributions
Minimum Required Distributions
Taxation of Death Benefit Proceeds
Diversification and Owner Control

ACCESS TO YOUR MONEY

Systematic Withdrawal Program
Suspension of Payments or Transfers

PERFORMANCE

DEATH BENEFIT
Upon Your Death
Death of Annuitant
Controlled Payout

OTHER INFORMATION
MetLife Investors
The Separate Account
Distributor
Ownership
Beneficiary
Assignment
Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios



                             INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            Page

Accumulation Phase.......................................................
Accumulation Unit........................................................
Annuitant................................................................
Annuity Date.............................................................
Annuity Options..........................................................
Annuity Payments.........................................................
Annuity Unit.............................................................
Beneficiary..............................................................
Fixed Account............................................................
Income Phase.............................................................
Investment Portfolios....................................................
Joint Owner..............................................................
Non-Qualified............................................................
Owner....................................................................
Purchase Payment.........................................................
Qualified................................................................
Tax Deferral.............................................................


SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT. The fixed and variable annuity contract offered by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. See Appendix B for a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE). If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

PURCHASE. Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax- deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short- term investment or if you cannot take the risk of getting back less money than you put in.

INVESTMENT OPTIONS. You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. See Appendix B -
Part 2 for a list of the portfolios available with your contract.

EXPENSES. The contract has insurance features and investment features, and there are costs related to each.

* Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

* MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

* If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

* When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge which ranges from 0%-4%, depending upon the state.

* The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

* There are also investment charges which range from .205% to 1.57% of the average daily value of the investment portfolio, depending upon the investment portfolio.

TAXES. Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY. You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION.

     No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

     Additional Features. This contract has additional features you might be interested in. These include:

     You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

     You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

     Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

INQUIRIES.  If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                     P.O. Box 10366
                     Des Moines, IA 50306-0366
                     800-343-8496



               METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

     The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

OWNER TRANSACTION EXPENSES
Withdrawal Charge (see Note 1 on page __)            5% of purchase payment withdrawn

Transfer Fee (see Note 2 on page __)                 No charge for first 12 transfers in a
                                                     contract year; thereafter, the fee is
                                                     $25 per transfer or, if less, 2% of the
                                                     amount transferred.

CONTRACT MAINTENANCE CHARGE (see Note 3 on page __)  $30 per contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Premium          1.25%
Administrative Expense Charge                .15%
                                            -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES      1.40%




INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net
assets of an investment portfolio)
                                                                                                               Total Annual
                                                                                     Other Expenses      Portfolio Expenses (after
                                                    Management Fees                  (after expense        expense reimbursement
                                                  (after fee waivers       12b-1    reimbursement for      and/or fee waiver for
                                                 for certain portfolios)   Fees    certain Portfolios)       certain Portfolios)
                                                 -----------------------   -----   -------------------   ------------------------

AIM Variable Insurance Funds (Series 1):

         AIM V.I. Capital Appreciation Fund                   .61%         N/A               .24%             .85%
         AIM V.I. International Growth Fund                   .73%         N/A               .32%            1.05%
         AIM V.I. Premier Equity Fund                         .60%         N/A               .25%             .85%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A):
         Premier Growth Portfolio                            1.00%         N/A               .04%            1.04%
         AllianceBernstein  Real Estate Investment
            Portfolio (1)                                     .58%         N/A               .37%             .95%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Initial Class)
Fidelity Variable Insurance Products Fund II (Initial Class)
Fidelity Variable Insurance Products Fund III (Initial Class)
        VIP III Growth Opportunities (2)                      .58%         N/A               .11%             .69%
        VIP Growth (2)                                        .58%         N/A               .10%             .68%
        VIP III Growth & Income (2)                           .48%         N/A               .10%             .58%
        VIP Equity-Income (2)                                 .48%         N/A               .10%             .58%
        VIP II Contrafund (2)                                 .57%         N/A               .09%             .66%

---------------------------------------------------------------------------------------------------------------------------------
First American Insurance Portfolios, Inc. (Class IA)

        Equity Income Portfolio (3)                           .54%         N/A               .36%             .90%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:

   Class 1 Shares:
         Franklin Large Cap Growth Securities (4)             .75%         N/A               .03%             .78%
         Franklin Small Cap (5)                               .45%         N/A               .31%             .76%
         Templeton Growth Securities (4)                      .80%         N/A               .05%             .85%
         Mutual Shares Securities                             .60%         N/A               .19%             .79%
         Templeton Foreign Securities Fund (5)                .68%         N/A               .22%             .90%
         Templeton Developing Markets Securities Fund        1.25%         N/A               .32%            1.57%
   Class 2 Shares:
         Mutual Shares Securities Fund (6)                    .60%        .25%               .19%            1.04%

---------------------------------------------------------------------------------------------------------------------------------
General American Capital Company:

         Money Market Fund                                   .125%         N/A              .08%              .205%
---------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (7):
   Class A:
         J.P. Morgan Quality Bond                            .43%          N/A              .17%              .60%
         J.P. Morgan Small Cap Stock                         .85%          N/A              .24%             1.09%
         J.P. Morgan Enhanced Index                          .53%          N/A              .12%              .65%
         J.P. Morgan Select Equity                           .63%          N/A              .10%              .73%
         J.P. Morgan International Equity                    .66%          N/A              .39%             1.05%
         Lord Abbett Bond Debenture                          .58%          N/A              .12%              .70%
         Lord Abbett Mid-Cap Value                           .69%          N/A              .21%              .90%
         Lord Abbett Growth and Income                       .59%          N/A              .05%              .64%
         Lord Abbett Developing Growth                       .51%          N/A              .44%              .95%
         Lord Abbett Growth Opportunities                    .00%          N/A              .85%              .85%
   Class B:
         MFS Mid Cap Growth                                  .00%          .25%             .80%             1.05%
         MFS Research International                          .00%          .25%            1.00%             1.25%

---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Series Fund, Inc. (Class A)

       Putnam International Stock                            .90%          N/A            .26%             1.16%
       Putnam Large Cap Growth (8)                           .80%          N/A            .20%             1.00%

---------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class) (9):

         MFS Emerging Growth Series                         .75%           N/A            .12%              .87%
         MFS Investors Trust Series                         .75%           N/A            .15%              .90%
         MFS High Income Series (10)                        .75%           N/A            .16%              .91%
         MFS Research Series                                .75%           N/A            .15%              .90%
         MFS Strategic Income Series (10)                   .75%           N/A            .17%              .92%
         MFS Bond Series (10)                               .60%           N/A            .15%              .75%

---------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund:
         MFS Total Return (Class B)                          .75%          .25%           .14%             1.14%
         MFS Investors Trust (Class B)                       .75 %         .25%           .15%             1.15%
         Capital Guardian U.S. Equity (Class B)              .67%          .25%           .09%             1.01%
         Davis Venture Value (Class E)                       .75%          .15%           .08%              .98%

---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:

   Oppenheimer High Income Fund/VA                          .74%           N/A            .05%              .79%
   Oppenheimer Bond Fund/VA                                 .72%           N/A            .05%              .77%
   Oppenheimer Capital Appreciation Fund/VA                 .64%           N/A            .04%              .68%
   Oppenheimer Main Street Growth & Income Fund/VA          .68%           N/A            .05%              .73%
   Oppenheimer Strategic Bond Fund/VA (11)                  .74%           N/A            .05%              .79%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II:
         SVS Dreman High Return Equity Portfolio (12)       .75%           N/A            .07%              .82%
---------------------------------------------------------------------------------------------------------------------------------

(1) The expenses shown are the actual expenses of the Portfolio for the year ended December 31, 2001. Expenses for the period from May 1, 2001 to April 30, 2002 were capped at .95% annually. Beginning May 1, 2002, the AllianceBernstein Real Estate Investment Portfolio will have no waiver or reimbursement of expenses. For the year ended December 31, 2001, expenses for the Portfolio after reimbursement were: .58% for management fees, .37% for other expenses and .95% for total annual expenses.

(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(3) Management fee before waiver is 0.65% for First American Equity Income Portfolio. Total Annual Portfolio Operating Expenses for the fiscal year were higher than those shown in the table. The Total Annual Portfolio Operating Expenses the First American Equity Income Portfolio would have paid for the fiscal year ended December 31, 2001, was 1.01%. Certain service providers have contractually agreed to waive management fees or otherwise pay other expenses until December 31, 2002, so that the total operating expenses do not exceed 0.90%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2002.

(4) The Fund's administration fee is paid indirectly through the management fee.

(5) For the Franklin Small Cap Fund and Templeton Foreign Securities Fund - Class 1, the managers had agreed in advance to make estimated reductions of 0.08% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order by the Securities and Exchange Commission. Without these reductions, the total annual Fund operating expenses are estimated to be 0.84% and 0.91%, respectively.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(7) In the interest of limiting expenses of each Portfolio until April 30, 2003 (except for the J.P. Morgan Small Cap and J.P. Morgan Select Equity Portfolios), the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios: .60% for the J.P. Morgan Quality Bond Portfolio,.70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio and the J.P. Morgan Enhanced Index Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio, .85% for the Lord Abbett Growth Opportunities Portfolio, .80% for the MFS Mid Cap Growth Portfolio and 1.00% for the MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     Absent these expense reimbursement arrangements, management fees, other expenses and total annual portfolio expenses for the year ending December 31, 2001 were: .60%, .12% and .72% for the Lord Abbett Bond Debenture Portfolio, .56%, .12% and .68% for the J.P. Morgan Enhanced Index Portfolio, .53%, .17% and .70% for the J.P. Morgan Quality Bond Portfolio, .78%, .39% and 1.17% for the J.P. Morgan International Equity Portfolio, .70%, .21% and .91% for the Lord Abbett Mid-Cap Value Portfolio, .75%, .44% and 1.19% for the Lord Abbett Developing Growth Portfolio and .70%, 4.49% and 5.19% for the Lord Abbett Growth Opportunities Portfolio.

     Absent these expense reimbursement arrangements (and including 12b-1 fees with respect to Class B shares), the total annual portfolio expenses for the year ending December 31, 2001 were 2.60% for the MFS Mid Cap Growth Portfolio and 5.33% for the MFS Research International Portfolio. Management fees before waivers are: .65% for the MFS Mid Cap Growth Portfolio, and .80% for the MFS Research International Portfolio.

(8) Putnam Large Cap Growth Portfolio began operating on May 1, 2000. MetLife Advisers will pay all expenses (other than advisory fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses) in excess of .20% of the average net assets for the Portfolio until April 30, 2003. This arrangement is voluntary and may be terminated by MetLife Advisers at any time upon notice to the Metropolitan Fund's Board of Directors and its shareholders. For the year ended December 31, 2001 without reimbursement, total expenses were 1.12%. The effect of such reimbursement is that performance results are increased.

(9) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(10) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series, such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for the Bond Series, the Strategic Income Series and the High Income Series. These contractual arrangements will continue until at least May 1, 2003, unless changed with the consent of the of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 2001 were 1.01% with respect to the High Income Series; 1.12% with respect to the Strategic Income Series; and 1.00% with respect to the Bond Series. The MFS Global Governments Series was formerly known as MFS(R) Global Governments Series.

(11) OppenheimerFunds, Inc. (OFI) may reduce the management fee by as much as 0.10% if certain performance targets of the fund are not met.

(12) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the SVS Dreman High Return Equity Portfolio to 0.87%.


EXAMPLES:

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if you surrender the contract at the end of each time period;
     (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                                    1 Year      3 Years      5 Years     10 Years
                                                                                    -------     --------     --------    ---------
AIM VARIABLE INSURANCE FUNDS (Series 1)

   AIM V.I. Capital Appreciation                                                (a) $ 73.80 (a) $118.16 (a) $169.99 (a)  $266.24
                                                                                (b) $ 23.80 (b) $ 73.16 (b) $124.99 (b)  $266.24

   AIM V.I. International Growth                                                (a) $ 75.80 (a) $124.17 (a) $179.99 (a)  $286.12
                                                                                (b) $ 25.80 (b) $ 79.17 (b) $134.99 (b)  $286.12

   AIM V.I. Premier Equity                                                      (a) $ 73.80 (a) $118.16 (a) $169.99 (a)  $266.24
                                                                                (b) $ 23.80 (b) $ 73.16 (b) $124.99 (b)  $266.24
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

    Premier Growth (Class A)                                                    (a) $ 75.70 (a) $123.87 (a) $179.49 (a)  $285.14
                                                                                (b) $ 25.70 (b) $ 78.87 (b) $134.49 (b)  $285.14

    AllianceBernstein Real Estate Investment (Class A)                          (a) $ 74.80 (a) $121.17 (a) $175.00 (a)  $276.23
                                                                                (b) $ 24.80 (b) $ 76.17 (b) $130.00 (b)  $276.23
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
(Initial Class)


   VIP II Contrafund                                                            (a) $ 72.09 (a) $113.03 (a) $161.41 (a)  $249.00
                                                                                (b) $ 22.09 (b) $ 68.03 (b) $116.41 (b)  $249.00

   VIP Equity-Income                                                            (a) $ 71.09 (a) $110.00 (a) $156.32 (a)  $238.70
                                                                                (b) $ 21.09 (b) $ 65.00 (b) $111.32 (b)  $238.70

   VIP Growth                                                                   (a) $ 72.09 (a) $113.03 (a) $161.41 (a)  $249.00
                                                                                (b) $ 22.09 (b) $ 68.03 (b) $116.41 (b)  $249.00

   VIP III Growth & Income                                                      (a) $ 71.09 (a) $110.00 (a) $156.32 (a)  $238.70
                                                                                (b) $ 21.09 (b) $ 65.00 (b) $111.32 (b)  $238.70

   VIP III Growth Opportunities                                                 (a) $ 72.19 (a) $113.33 (a) $161.92 (a)  $250.02
                                                                                (b) $ 22.19 (b) $ 68.33 (b) $116.92 (b)  $250.02

--------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (CLASS IA)

   Equity Income                                                                (a) $ 74.30 (a) $119.67  (a) $172.50  (a) $271.25
                                                                                (b) $ 24.30 (b) $ 74.67  (b) $127.50  (b) $271.25
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1 SHARES)

   Franklin Large Cap Growth Securities                                         (a) $ 73.10 (a) $116.05  (a) $166.47  (a) $259.18
                                                                                (b) $ 23.10 (b) $ 71.05  (b) $121.47  (b) $259.18

   Franklin Small Cap                                                           (a) $ 73.70 (a) $117.86  (a) $169.49  (a) $265.23
                                                                                (b) $ 23.70 (b) $ 72.86  (b) $124.49  (b) $265.23

   Mutual Shares Securities                                                     (a) $ 73.20 (a) $116.35  (a) $166.97  (a) $260.19
                                                                                (b) $ 23.20 (b) $ 71.35  (b) $121.97  (b) $260.19

   Templeton Foreign Securities                                                 (a) $ 74.40 (a) $119.97  (a) $173.00  (a) $272.25
                                                                                (b) $ 24.40 (b) $ 74.97  (b) $128.00  (b) $272.25

   Templeton Growth Securities                                                  (a) $ 73.80 (a) $118.16  (a) $169.99  (a) $266.24
                                                                                (b) $ 23.80 (b) $ 73.16  (b) $124.99  (b) $266.24

   Templeton Developing Markets Securities                                      (a) $ 80.98 (a) $139.61  (a) $205.51  (a) $335.82
                                                                                (b) $ 30.98 (b) $ 94.61  (b) $160.51  (b) $335.82



CLASS 2 SHARES:

   Mutual Shares Securities                                                     (a) $ 73.20 (a) $116.35  (a) $166.97  (a) $260.19
                                                                                (b) $ 23.20 (b) $ 71.35  (b) $121.97  (b) $260.19

--------------------------------------------------------------------------------------------------------------------------------
GENERAL AMERICAN CAPITAL COMPANY

   Money Market                                                                 (a) $ 67.31 (a) $ 98.54  (a) $137.02  (a) $199.08
                                                                                (b) $ 17.31 (b) $ 53.54  (b) $  2.02  (b) $199.08
--------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
Class A:

   J.P. Morgan International Equity Portfolio                                   (a) $ 75.80 (a) $124.17  (a) $179.99  (a) $286.12
                                                                                (b) $ 25.80 (b) $ 79.17  (b) $134.99  (b) $286.12

   J.P. Morgan Enhanced Index Portfolio                                         (a) $ 71.79 (a) $112.12  (a) $159.89  (a) $245.92
                                                                                (b) $ 21.79 (b) $ 67.12  (b) $114.89  (b) $245.92

   J.P. Morgan Quality Bond Portfolio                                           (a) $ 71.29 (a) $110.60  (a) $157.34  (a) $240.77
                                                                                (b) $ 21.29 (b) $ 65.60  (b) $112.34  (b) $240.77

   J.P. Morgan Select Equity Portfolio                                          (a) $ 72.59 (a) $114.54  (a) $163.94  (a) $254.10
                                                                                (b) $ 22.59 (b) $ 69.54  (b) $118.94  (b) $254.10

   J.P. Morgan Small Cap Stock Portfolio                                        (a) $ 76.20 (a) $125.36  (a) $181.98  (a) $290.04
                                                                                (b) $ 26.20 (b) $ 80.36  (b) $136.98  (b) $290.04

   Lord Abbett Bond Debenture Portfolio                                         (a) $ 72.29 (a) $113.63  (a) $162.42  (a) $251.04
                                                                                (b) $ 22.29 (b) $ 68.63  (b) $117.42  (b) $251.04

   Lord Abbett Developing Growth Portfolio                                      (a) $ 74.80 (a) $121.17  (a) $175.00  (a) $276.23
                                                                                (b) $ 24.80 (b) $ 76.17  (b) $130.00  (b) $276.23

   Lord Abbett Growth and Income Portfolio                                      (a) $ 71.69 (a) $111.82  (a) $159.38  (a) $244.89
                                                                                (b) $ 21.69 (b) $ 66.82  (b) $114.38  (b) $244.89

   Lord Abbett Mid-Cap Value Portfolio                                          (a) $ 74.30 (a) $119.67  (a) $172.50  (a) $271.25
                                                                                (b) $ 24.30 (b) $ 74.67  (b) $127.50  (b) $271.25

   Lord Abbett Growth Opportunities Portfolio                                   (a) $ 73.80 (a) $118.16  (a) $169.99  (a) $266.24
                                                                                (b) $ 23.80 (b) $ 73.16  (b) $124.99  (b) $266.24

--------------------------------------------------------------------------------------------------------------------------------
Class B:

   MFS Mid Cap Growth                                                           (a) $ 95.80 (a) $133.17  (a) $170.99  (a) $286.12
                                                                                (b) $ 25.80 (b) $ 79.17  (b) $134.99  (b) $286.12


   MFS Research International                                                   (a) $ 97.80 (a) $139.14  (a) $180.89  (a) $305.57
                                                                                (b) $ 27.80 (b) $ 85.14  (b) $144.89  (b) $305.57
--------------------------------------------------------------------------------------------------------------------------------

METROPOLITAN SERIES FUND, INC.

   Putnam International Stock Portfolio                                         (a) $ 76.90 (a) $127.45  (a) $185.45  (a) $296.87
                                                                                (b) $ 26.90 (b) $ 82.45  (b) $140.45  (b) $296.87

   Putnam Large Cap Growth Portfolio                                            (a) $ 75.30 (a) $122.67  (a) $177.50  (a) $281.19
                                                                                (b) $ 25.30 (b) $ 77.67  (b) $132.50  (b) $281.19
--------------------------------------------------------------------------------------------------------------------------------

MFS VARIABLE INSURANCE TRUST (INITIAL CLASS)

   MFS Emerging Growth                                                          (a) $ 74.00 (a) $118.76  (a) $171.00  (a) $268.25
                                                                                (b) $ 24.00 (b) $ 73.76  (b) $126.00  (b) $268.25

   MFS Strategic Income                                                         (a) $ 74.50 (a) $120.27  (a) $173.50  (a) $273.25
                                                                                (b) $ 24.50 (b) $ 75.27  (b) $128.50  (b) $273.25

   MFS Investors Trust                                                          (a) $ 74.30 (a) $119.67  (a) $172.50  (a) $271.25
                                                                                (b) $ 24.30 (b) $ 74.67  (b) $127.50  (b) $271.25

   MFS High Income                                                              (a) $ 74.40 (a) $119.97  (a) $173.00  (a) $272.25
                                                                                (b) $ 24.40 (b) $ 74.97  (b) $128.00  (b) $272.25

   MFS Research                                                                 (a) $ 74.30 (a) $119.67  (a) $172.50  (a) $271.25
                                                                                (b) $ 24.30 (b) $ 74.67  (b) $127.50  (b) $271.25

   MFS Bond                                                                     (a) $ 72.80 (a) $115.15  (a) $164.95  (a) $256.13
                                                                                (b) $ 22.80 (b) $ 70.15  (b) $119.95  (b) $256.13

--------------------------------------------------------------------------------------------------------------------------------

NEW ENGLAND ZENITH FUND

   MFS Total Return Series (Class B)                                            (a) $ 94.10 (a) $128.07  (a) $162.50  (a) $269.25
                                                                                (b) $ 24.10 (b) $ 74.07  (b) $126.50  (b) $269.25

   MFS Investors Trust Series (Class B)                                         (a) $ 96.80 (a) $136.16  (a) $175.95  (a) $295.90
                                                                                (b) $ 26.80 (b) $ 82.16  (b) $139.95  (b) $295.90

   Capital Guardian US Equity Series (Class B)                                  (a) $102.87 (a) $154.19  (a) $205.66  (a) $353.28
                                                                                (b) $ 32.87 (b) $100.19  (b) $169.66  (b) $353.28

   Davis Venture Value Series (Class E)                                         (a) $ 95.10 (a) $131.07  (a) $167.50  (a) $279.21
                                                                                (b) $ 25.10 (b) $ 77.07  (b) $131.50  (b) $279.21
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer Bond Fund/VA                                                     (a) $ 73.00 (a) $115.75  (a) $165.96  (a) $258.16
                                                                                (b) $ 23.00 (b) $ 70.75  (b) $120.96  (b) $258.16

   Oppenheimer Capital Appreciation Fund/VA                                     (a) $ 72.09 (a) $113.03  (a) $161.41  (a) $249.00
                                                                                (b) $ 22.09 (b) $ 68.03  (b) $116.41  (b) $249.00

   Oppenheimer High Income Fund/VA                                              (a) $ 73.20 (a) $116.35  (a) $166.97  (a) $260.19
                                                                                (b) $ 23.20 (b) $ 71.35  (b) $121.97  (b) $260.19

   Oppenheimer Main Street Growth & Income Fund/VA                              (a) $ 72.59 (a) $114.54  (a) $163.94  (a) $254.10
                                                                                (b) $ 22.59 (b) $ 69.54  (b) $118.94  (b) $254.10

   Oppenheimer Strategic Bond Fund/VA                                           (a) $ 73.20 (a) $116.35  (a) $166.97  (a) $260.19
                                                                                (b) $ 23.20 (b) $ 71.35  (b) $121.97  (b) $260.19
---------------------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES II

   SVS Dreman High Return Equity                                                (a) $ 73.50 (a) $117.26 (a)  $168.48  (a) $263.22
                                                                                (b) $ 23.50 (b) $ 72.26 (b)  $123.48  (b) $263.22


EXPLANATION OF FEE TABLE

     1. The withdrawal charge is 5% of the purchase payments you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from MetLife Investors.

     2. MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is under the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

     3. During the accumulation phase, MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more. If you make a complete withdrawal, MetLife Investors will charge the contract maintenance charge.

     4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information.

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

* fixed account,

* the investment  portfolio(s) or

* a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. If the Annuitant dies after the first payment and before the second payment, then we will make only one payment.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. See "Taxes-Minimum Required Distributions." We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law (See "Taxes-Minimum Required Distributions"). You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to invest in the contract. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).


ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE APPENDIX B
- PART 2 FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund (formerly known as AIM V.I.
     International Equity Fund)
   AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (INITIAL CLASS)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (INITIAL CLASS)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (INITIAL CLASS)

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III are each a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Initial Class portfolios are

   Fidelity Variable Insurance Products Fund:
      VIP Growth Portfolio
      VIP Equity-Income Portfolio

   Fidelity Variable Insurance Products Fund II:
      VIP II Contrafund Portfolio

   Fidelity Variable Insurance Products Fund III:
      VIP III Growth Opportunities Portfolio
      VIP III Growth & Income Portfolio

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the Equity Income Portfolio. The following portfolio is available under the contract:

  Equity Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares:

Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund; Franklin Small Cap Fund and the Templeton Global Income Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following portfolios are available under the contract:

Class 1
   Franklin Large Cap Growth Securities Fund
   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Foreign Securities Fund (formerly Templeton International
      Securities Fund)
   Templeton Growth Securities Fund
   Templeton Developing Markets Securities Fund

Class 2
   Mutual Shares Securities Fund

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC, an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory Corp. has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc. (see below for information regarding the Equity Income Portfolio). The following portfolios are available under the contract:

Class A:
   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
Class B:
   MFS Mid Cap Growth Portfolio
   MFS Research International Portfolio

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, has overall responsibility for investment management for each portfolio. Putnam Investment Management, LLC is the sub-investment manager for the Putnam portfolios. Until January 24, 2000, Santander Global Advisors, Inc. was the sub-investment manager for the Putnam International Stock Portfolio (then known as the Santander International Stock Portfolio). The following portfolios are available under the contract:

   Putnam International Stock Portfolio
   Putnam Large Cap Growth Portfolio


MFS VARIABLE INSURANCE TRUST

MFS Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

                  MFS Emerging Growth Series
                  MFS Investors Trust Series
                  MFS High Income Series
                  MFS Research Series
                  MFS Strategic Income Series (formerly known as MFS(R) Global
                   Governments Series)
                  MFS Bond Series

NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

                  MFS Total Return Series (Class B)
                  MFS Investors Trust Series (Class B)
                  Capital Guardian U.S. Equity Series (Class B)
                  Davis Venture Value Series (Class E)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

     Oppenheimer High Income Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Strategic Bond Fund/VA


SCUDDER VARIABLE SERIES II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, L.L.C. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:

      SVS Dreman Small Cap Value Portfolio (formerly Scudder Small Cap Value
        Portfolio)


TRANSFERS

You can transfer money among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable state laws and regulations.

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

     2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

     3. Your request for transfer must clearly state how much the transfer is for.

     4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

APPROVED ASSET ALLOCATION PROGRAMS

MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program.

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the Separate Account investment portfolios invest. If we determine that your transfer patterns among the investment portfolios are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.


If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

* the mortality and expense risk premium, and

* the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife Investors processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

General:

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

Nursing Home Waiver:

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

TAXES

NOTE: MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. MetLife Investors has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5) paid to you after you have attained age 55 and you have left your employment;

(6)  paid for certain allowable medical expenses (as defined in the Code);

(7)  paid pursuant to a qualified domestic relations order;

(8)  paid on account of an IRS levy upon the qualified contract;

(9)  paid from an IRA for medical insurance (as defined in the Code);

(10) paid from an IRA for qualified higher education expenses; or

(11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  has a severance from employment;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity date, the entire interest will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.

MINIMUM REQUIRED DISTRIBUTIONS

For qualified contracts, except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the later of the year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs and SIMPLE IRAs), qualified plans and TSA Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the contract owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from the contract because of the death of a contract owner (or annuitant if the contract owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in systematic withdrawals or in a lump sum, they are taxed in the same manner as a withdrawal as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income. Estate taxes may apply.

If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. The Internal Revenue Service is currently examining whether the death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION AND OWNER CONTROL

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal:

*    less any applicable withdrawal charge,

*    less any premium tax, and

*    less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. See "Taxes."

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Statement of Additional Information contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.


DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife Investors, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife Investors, Option A will be your death benefit.

If you bought your contract before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998 to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife Investors, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or
     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

      Example:
      Assumed facts for example:
      $10,000 current GACV
      $ 8,000 contract value
      $ 2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

      New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current GACV of $10,000 being reduced by $2,625

      The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your  contract at the time the death benefit is to be paid;
or

     3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). See "Taxes-Minimum Required Distributions."

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

Controlled Payout

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.


THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (formerly, Cova Variable Annuity Account One) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Broker-dealers may also be paid trail commissions. Sometimes, MetLife Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

OWNERSHIP

OWNER. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.



         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company

Experts

Custodian

Legal Opinions

Distribution

Calculation of Performance Information

Federal Tax Status

Annuity Provisions

Financial Statements



                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                         ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                   Year or          Year or        Year or      Year or      Year or     Year or
                                                    Period           Period         Period       Period       Period     Period
                                                    Ended            Ended          Ended        Ended        Ended       Ended
                                                   12/31/01        12/31/00        12/31/99     12/31/98     12/31/97    12/31/96
                                                   ---------       ---------       ---------    ----------   ----------- ---------

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                                 $14.75          $16.79           $11.77       $10.00         **         **
End of Period                                       $11.18          $14.75           $16.79       $11.77
Number of Accum. Units Outstanding               3,737,754       3,126,329          901,235      183,488

AIM V.I. International Growth Sub-Account (formerly known as AIM V.I. International Equity Sub-Account)
Beginning of Period                                 $12.64          $17.42           $11.39       $10.00         **         **
End of Period                                       $ 9.55          $12.64           $17.42       $11.39
Number of Accum. Units Outstanding                 664,625         604,303          277,998      204,072

AIM V.I. Premier Equity Sub-Account (formerly known as AIM V.I. Value Sub-Account)
Beginning of Period                                 $14.08          $16.73           $13.06       $10.00         **         **
End of Period                                       $12.15          $14.08           $16.73       $13.06
Number of Accum. Units Outstanding               6,321,722       5,573,084        2,544,761      521,890

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Premier Growth Sub-Account (Class A)
Beginning of Period                                 $15.67          $19.04           $14.60       $10.00         **         **
End of Period                                       $12.79          $15.67           $19.04       $14.60
Number of Accum. Units Outstanding               4,644,437       3,937,242        2,065,459      667,854

AllianceBernstein Real Estate Investment Sub-Account (Class A)
Beginning of Period                                 $ 9.34           $7.47            $7.99       $10.00         **         **
End of Period                                       $10.20           $9.34            $7.47        $7.99
Number of Accum. Units Outstanding               1,096,694         941,017          475,475      191,411

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Initial Class)

VIP Growth Sub-Account
Beginning of Period                                 $15.56          $17.72           $13.08       $10.00         **         **
End of Period                                       $12.63          $15.56           $17.72       $13.08
Number of Accum. Units Outstanding                 295,355        232,002          103,240        6,748

VIP Equity-Income Sub-Account
Beginning of Period                                 $11.91          $11.14           $10.63       $10.00         **         **
End of Period                                       $11.16          $11.91           $11.14       $10.63
Number of Accum. Units Outstanding                 207,842       166,995          110,182       24,132

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (Initial Class)

VIP II Contrafund Sub-Account
Beginning of Period                                 $13.93          $15.14           $12.36       $10.00         **         **
End of Period                                       $12.06          $13.93           $15.14       $12.36
Number of Accum. Units Outstanding                 295,900         279,709          119,923       32,354

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (Initial Class)

VIP III Growth Opportunities Sub-Account
Beginning of Period                                 $ 9.87          $12.07           $11.74       $10.00         **         **
End of Period                                       $ 8.33           $9.87           $12.07       $11.74
Number of Accum. Units Outstanding                  96,742          97,533           60,394        9,523

VIP III Growth & Income Sub-Account
Beginning of Period                                 $12.49          $13.14           $12.20       $10.00         **         **
End of Period                                       $11.23          $12.49           $13.14       $12.20
Number of Accum. Units Outstanding                 237,682         262,946         188,911       69,833

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES

Franklin  Large Cap Growth Securities Sub-Account
Beginning of Period                                 $15.23          $14.67           $10.00          **          **         **
End of Period                                       $13.32          $15.23           $14.67
Number of Accum. Units Outstanding                 505,404          95,144           69,488

Franklin Small Cap Sub-Account
Beginning of Period                                 $14.58          $17.68           $10.00          **          **         **
End of Period                                       $12.22          $14.58           $17.68
Number of Accum. Units Outstanding                 405,503        338,504           55,398

Templeton Global Income Securities Sub-Account
Beginning of Period                                 $10.05          $ 9.68           $10.00          **          **         **
End of Period                                       $10.17          $10.05            $9.68
Number of Accum. Units Outstanding                  92,996          84,168           33,720

Mutual Shares Securities Sub-Account
Beginning of Period                                 $11.58          $10.41            $9.63       $10.00         **         **
End of Period                                       $12.26          $11.58           $10.41         9.63
Number of Accum. Units Outstanding               1,022,355        709,561          247,806      106,035

Templeton Foreign Securities Sub-Account (formerly Templeton International Securities Sub-Account)
Beginning of Period                                 $10.75          $11.15            $9.14       $10.00         **         **
End of Period                                       $ 8.93          $10.75           $11.15         9.14
Number of Accum. Units Outstanding               1,553,542       1,393,831          826,137      164,775


Templeton Growth Securities Sub-Account
Beginning of Period                                 $13.30          $12.56           $10.00          **          **         **
End of Period                                       $12.99          $13.30           $12.56
Number of Accum. Units Outstanding                 249,434         204,140           42,835

Templeton Developing Markets Securities Sub-Account
Beginning of Period                                 $ 7.71          $11.46            $7.55       $10.00         **         **
End of Period                                       $ 6.99          $ 7.71           $11.46         7.55
Number of Accum. Units Outstanding                 976,427         697,304          304,489       89,960

GENERAL AMERICAN CAPITAL COMPANY

Money Market Sub-Account
Beginning of Period                                 $12.10          $11.53           $11.11       $10.67       $10.23    $10.00
End of Period                                       $12.41          $12.10           $11.53       $11.11       $10.67    $10.23
Number of Accum. Units Outstanding               2,923,506       2,265,284        3,709,173    1,473,737      311,051    34,964

MET INVESTORS SERIES TRUST (1) (Class A)

Lord Abbett Bond Debenture Sub-Account
Beginning of Period                                 $13.68          $13.77           $13.50       $12.88       $11.29     $10.00
End of Period                                       $14.00          $13.68           $13.77       $13.50       $12.88     $11.29
Number of Accum. Units Outstanding               9,987,877      10,379,151       11,413,993    8,184,894    3,945,097    659,663

Lord Abbett Mid-Cap Value Sub-Account
Beginning of Period                                 $16.40          $10.88           $10.44       $10.47       $10.00       **
End of Period                                       $17.48          $16.40           $10.88       $10.44       $10.47
Number of Accum. Units Outstanding               3,949,594       3,377,783        2,528,900    1,642,553      194,386

Large Cap Research Sub-Account
Beginning of Period                                     **          $14.64           $11.83        $9.90       $10.00       **
End of Period                                                       $16.25           $14.64       $11.83       $ 9.90
Number of Accum. Units Outstanding                               2,796,457        2,260,424    1,094,920      124,559

Lord Abbett Developing Growth Sub-Account
Beginning of Period                                 $11.57          $14.45           $11.07       $10.53       $10.00       **
End of Period                                       $10.63          $11.57           $14.45        11.07       $10.53
Number of Accum. Units Outstanding               3,007,893       3,364,546        2,153,899    1,342,201      148,658

Lord Abbett Growth and Income Sub-Account
Beginning of Period                                 $44.62          $39.46           $35.90          **          **         **
End of Period                                       $41.48          $44.62           $39.46
Number of Accum. Units Outstanding              19,653,991      19,739,469       21,128,621

Lord Abbett Growth Opportunities Sub-Account
Beginning of Period                                 $ 9.64           **               **             **          **         **
End of Period                                       $ 8.83
Number of Accum. Units Outstanding                  85,446

J.P. Morgan Select Equity Sub-Account
Beginning of Period                                 $17.00          $18.38           $16.99       $14.05       $10.84     $10.08
End of Period                                       $15.75          $17.00           $18.38       $16.99       $14.05     $10.84
Number of Accum. Units Outstanding              10,844,584      12,047,555       12,271,286   10,544,818    6,903,606  2,044,523

J.P. Morgan Small Cap Stock Sub-Account
Beginning of Period                                 $15.82          $17.93           $12.58       $13.49       $11.31     $10.51
End of Period                                       $14.28          $15.82           $17.93       $12.58       $13.49     $11.31
Number of Accum. Units Outstanding               4,744,773       5,473,303        5,435,852    5,532,610    3,940,243  1,237,405

J.P. Morgan International Equity Sub-Account
Beginning of Period                                 $13.41          $16.33           $12.89       $11.46       $10.97     $10.21
End of Period                                       $10.54          $13.41           $16.33       $12.89       $11.46     $10.97
Number of Accum. Units Outstanding               6,798,044        7,802,123       7,578,951    7,309,325    5,440,592 1,306,892

J.P. Morgan Quality Bond Sub-Account
Beginning of Period                                 $12.71          $11.57           $11.91       $11.16       $10.37     $ 9.90
End of Period                                       $13.41          $12.71           $11.57       $11.91       $11.16     $10.37
Number of Accum. Units Outstanding               6,655,731       6,709,012        7,608,610    3,323,343    1,433,081    508,830

J.P. Morgan Enhanced Index Sub-Account
Beginning of Period                                 $19.66          $22.55           $19.43       $14.89       $11.33     $10.00
End of Period                                       $17.18          $19.66           $22.55       $19.43       $14.89     $11.33
Number of Accum. Units Outstanding               9,604,542     10,667,988        10,050,149    4,178,035    1,473,929   1,389,606

Firstar Balanced Sub-Account (2)
Beginning of Period                                     **          $12.43           $11.77       $10.53       $10.00       **
End of Period                                                       $12.47           $12.43       $11.77       $10.53
Number of Accum. Units Outstanding                                 665,772          678,937      286,511       38,079

Firstar Equity Income Sub-Account (2)
Beginning of Period                                     **          $12.20           $12.07       $11.19       $10.00       **
End of Period                                                       $13.80           $12.20       $12.07       $11.19
Number of Accum. Units Outstanding                                 435,002          467,721      286,953       49,725

Firstar Growth & Income Equity Sub-Account (2)
Beginning of Period                                     **          $13.97           $12.19       $10.76       $10.00      **
End of Period                                                       $13.00           $13.97       $12.19       $10.76
Number of Accum. Units Outstanding                               1,054,184        1,072,066      641,789      121,673

METROPOLITAN SERIES FUND, INC.

Putnam International Stock Sub-Acount

Beginning of Period                                 $ 9.41          $10.00                        **          **           **
End of Period                                       $ 7.37          $ 9.41
Number of Accum. Units Outstanding                  54,113          21,346

Putnam Large Cap Growth Sub-Account

Beginning of Period                                 $ 7.34          $10.00                        **          **           **
End of Period                                       $ 5.01          $ 7.34
Number of Accum. Units Outstanding                 109,052          22,721

MFS VARIABLE INSURANCE TRUST (Initial Class):

MFS Emerging Growth Sub-Account
Beginning of Period                                 $18.28          $23.06          $13.23       $10.00         **         **
End of Period                                       $11.99          $18.28          $23.06       $13.23
Number of Accum. Units Outstanding               1,651,487

MFS Research Sub-Account
Beginning of Period                                 $13.97          $14.89          $12.17       $10.00         **         **
End of Period                                       $10.85          $13.97          $14.89       $12.17
Number of Accum. Units Outstanding               1,538,541       1,487,387       1,098,586      464,786

MFS Investors Trust Sub-Account
Beginning of Period                                 $12.50          $12.70          $12.07       $10.00         **         **
End of Period                                       $10.36          $12.50          $12.70       $12.07
Number of Accum. Units Outstanding               2,514,762       2,041,279       1,373,014      581,434

MFS High Income Sub-Account
Beginning of Period                                 $ 9.51          $10.33           $9.85       $10.00         **         **
End of Period                                       $ 9.57          $ 9.51          $10.33       $ 9.85
Number of Accum. Units Outstanding                 780,005         546,225         437,876      219,209

MFS Strategic Income Sub-Account (formerly known as MFS (R) Global Governments Sub-Account)
Beginning of Period                                 $10.61          $10.26          $10.67       $10.00         **         **
End of Period                                       $10.96          $10.61          $10.26       $10.67
Number of Accum. Units Outstanding                  20,273          14,766           7,473        2,082

MFS Bond Sub-Account
Beginning of Period                                 $10.97          $10.18          $10.49       $10.00         **         **
End of Period                                       $11.76          $10.97          $10.18       $10.49
Number of Accum. Units Outstanding                 147,949         148,025          21,525       16,538

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer High Income Fund/VA Sub-Account
Beginning of Period                                 $ 9.66          $10.17           $9.89       $10.00         **         **
End of Period                                       $ 9.71          $ 9.66          $10.17        $9.89
Number of Accum. Units Outstanding                 298,630         294,225         238,266       78,513

Oppenheimer Bond Fund/VA Sub-Account
Beginning of Period                                 $10.70          $10.23           $10.53       $10.00         **        **
End of Period                                       $11.37          $10.70           $10.23       $10.53
Number of Accum. Units Outstanding               1,161,929       1,183,359        1,030,539      401,990

Oppenheimer Capital Appreciation Fund/VA Sub-Account
Beginning of Period                                 $16.81          $17.09           $12.23       $10.00         **        **
End of Period                                       $14.49          $16.81           $17.09       $12.23
Number of Accum. Units Outstanding                 772,904         721,879          436,692       97,161

Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
Beginning of Period                                 $11.15          $12.39           $10.33       $10.00         **        **
End of Period                                       $ 9.88          $11.15           $12.39       $10.33
Number of Accum. Units Outstanding               1,357,695       1,218,285          618,771      284,830

Oppenheimer Strategic Bond Fund/VA Sub-Account
Beginning of Period                                 $10.42          $10.29           $10.15       $10.00         **        **
End of Period                                       $10.77          $10.42           $10.29       $10.15
Number of Accum. Units Outstanding                 338,891         364,302          306,527      107,869

SCUDDER VARIABLE SERIES II

SVS Dreman Small Cap Value Sub-Account (formerly Scudder Small Cap Value sub-account)
Beginning of Period                                 $ 9.10          $ 8.87            $8.75       $10.00         **        **
End of Period                                       $10.58          $ 9.10            $8.87        $8.75
Number of Accum. Units Outstanding                 524,101         518,884          496,083      245,092

Scudder Government Securities Sub-Account
Beginning of Period                                 $11.47          $10.48           $10.56       $10.00         **        **
End of Period                                       $12.24          $11.47           $10.48       $10.56
Number of Accum. Units Outstanding                 227,714         201,531          218,804       59,712

Scudder Small Cap Growth Sub-Account
Beginning of Period                                 $13.64          $15.49           $11.68       $10.00
End of Period                                       $ 9.58          $13.64           $15.49       $11.68
Number of Accum. Units Outstanding                 262,419         249,067          113,560       76,492

SVS Dreman High Return Equity Sub-Account
Beginning of Period                                 $11.83          $ 9.19           $10.49       $10.00         **        **
End of Period                                       $11.86          $11.83            $9.19       $10.49
Number of Accum. Units Outstanding                  11,398          11,685           18,808        9,223


** The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock Portfolios managed by J.P. Morgan Investment Management Inc., and the Bond Debenture Portfolio managed by Lord, Abbett & Co. reflect the date these investment portfolios were offered for sale to the public (5/1/96). The Money Market Fund managed by Conning Asset Management Company started regular investment operations on June 3, 1996. The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios started regular investment operations on August 20, 1997. The Balanced, Equity Income and Growth & Income Equity Portfolios managed by FIRMCO, LLC commenced regular investment operations on July 1, 1997. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. The investment portfolio investing in Lord Abbett Growth Opportunities commenced regular investment operations on May 1, 2001. The investment portfolios managed by A I M Advisors, Inc., Massachusetts Financial Services Company, Alliance Capital Management L.P., Zurich Scudder Investments, Inc., Newport Fund Management Inc. and OppenheimerFunds, Inc. commenced investment operations on December 31, 1997. The investment portfolios managed by Fidelity Management & Research Company, Inc. commenced investment operations on February 17, 1998. The investment portfolios investing in Franklin Templeton Variable Insurance Products Trust commenced operations on May 1, 1998. The investment portfolios investing in Putnam Variable Trust commenced operations on January 29, 1998. The investment portfolios investing in Metropolitan Series Fund, Inc. commenced operations on September 11, 2001. There are no accumulation unit values shown for certain sub-accounts because they commenced operations on May 1, 2002.

(1) Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except 8 February 21, 2002 with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

(2) Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc.



                                   APPENDIX B

                       PARTICIPATING INVESTMENT PORTFOLIOS

Part 1.  INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS:

     AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund (formerly known as AIM V.I. International Equity Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. Premier Equity Fund (formerly known as AIM V.I. Value Fund)

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III are each a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Initial Class portfolios are available under the contract:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     VIP GROWTH PORTFOLIO

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.

      VIP EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     VIP II CONTRAFUND  PORTFOLIO

Investment   Objective:   The  Contrafund   Portfolio  seeks  long-term  capital
appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     VIP III GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Growth Opportunities Portfolio seeks to provide capital growth.

     VIP III GROWTH & INCOME PORTFOLIO

Investment Objective: The Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

First American Insurance Portfolios, Inc. is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., serves as the investment adviser for twelve of its portfolios including the following portfolio available under the contract:

  Equity Income Portfolio

Investment Objective: The Portfolio's investment objective is long-term growth of capital and income. The Portfolio invests primarily (at least 80% of its total assets) in equity securities of companies that the investment adviser believes are characterized by the ability to pay above average dividends and to finance expected growth and by strong management.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund and Franklin Large Cap Growth Securities Fund; Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund and the Templeton Global Asset Allocation Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

Franklin Small Cap Fund (Class 1)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.

Franklin Large Cap Growth Securities Fund (Class 1)

Investment Objective and Principal Investments: The Franklin Large Cap Growth Securities Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization companies.

Templeton Developing Markets Securities Fund (Class 1)

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund (formerly, Templeton International Securities
Fund) (Class 1)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Growth Securities Fund (Class 1)

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

Mutual  Shares  Securities  Fund (Class 1 and Class 2)

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

MET INVESTORS SERIES TRUST:

Met Investors Series Trust is managed by Met Investors Advisory, LLC. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc. (see below for information regarding the Equity Income Portfolio).

The following Class A portfolios are available under the contract:

J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord  Abbett  Developing  Growth  Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Lord Abbett  Growth  Opportunities  Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

The following Class B portfolios are available under the contract:

MFS Research International Portfolio

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS Mid Cap Growth Portfolio

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, Inc., an affiliate of MetLife Investors, has overall responsibility for investment management for each portfolio. Putnam Investment Management, LLC is the sub-investment manager for the Putnam portfolios. Until January 24, 2000, Santander Global Advisors, Inc. was the sub-investment manager for the Putnam International Stock Portfolio (then known as the Santander International Stock Portfolio). The following portfolios are available under the contract:

PUTNAM INTERNATIONAL STOCK PORTFOLIO

Investment Objective: The Putnam International Stock Portfolio seeks long-term growth of capital. The portfolio normally invests mostly in the common stocks of companies outside the United States.

PUTNAM LARGE CAP GROWTH PORTFOLIO

Investment Objective: The Putnam Large Cap Growth Portfolio seeks capital appreciation. The portfolio normally invests in the common stocks of U.S. companies, with a focus on growth stocks.


MFS VARIABLE INSURANCE TRUST:

MFS Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS Strategic Income Series (formerly known as MFS(R) Global Governments Series)

Investment Objective:  The Series' seeks income and capital  appreciation.

MFS Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS Bond Series

Investment Objective: The Series' investment objective is primarily to provide as high a level of current income as is believed to be consistent with prudent risk. The Series invests, under normal market conditions, at least 65% of its net assets in the following fixed income securities: corporate bonds, U.S. government securities, and mortgage-backed and asset backed securities.

NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

MFS Total Return Series (Class B)

Investment Objective: The MFS Total Return Series seeks a favorable total return through investment in a diversified portfolio.

MFS Investors Trust Series (Class B)

Investment Objective: The MFS Investors Trust Series seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Capital Guardian U.S. Equity Series (Class B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Series (Class E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.

Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.

SCUDDER VARIABLE SERIES II

Scudder Variable Series II is a mutual fund with multiple portfolios. Deutsche Investment Management Americas Inc. is the investment adviser for the SVS Dreman High Return Equity Portfolio. Dreman Value Management, Inc. is the subadvisor for the SVS Dreman High Return Equity Portfolio. The following portfolio is available under the contract:


SVS Dreman High Return Equity Portfolio

Investment Objective: The SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.4 billion) and that the portfolio manager believes are undervalued.

Part 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Premier Equity (formerly known as AIM V.I. Value Fund)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Class 1
   Franklin Large Cap Growth Securities Fund
   Templeton Foreign Securities Fund (formerly Templeton International
      Securities Fund)

Class 2
   Mutual Shares Securities Fund

GENERAL AMERICAN CAPITAL COMPANY

   Money Market Fund

MET INVESTORS SERIES TRUST

Class A:
   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
Class B:
   MFS Mid Cap Growth Portfolio
   MFS Research International Portfolio


NEW ENGLAND ZENITH FUND

   MFS Total Return Series (Class B)
   MFS Investors Trust Series (Class B)
   Capital Guardian U.S. Equity Series (Class B)
   Davis Venture Value Series (Class E)

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund (formerly known as AIM V.I.
     International Equity Fund)
   AIM V.I. Premier Equity (formerly known as AIM V.I. Value Fund)


FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (Class IA)

  Equity Income Portfolio

Effective December 17, 2001, the Firstar Balanced Portfolio, the Firstar Equity Income Portfolio and the Firstar Growth & Income Equity Portfolio of Met Investors Series Trust were reorganized into the Equity Income Portfolio of First American Insurance Portfolios, Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Class 1
   Templeton Foreign Securities Fund (formerly Templeton International
      Securities Fund)
   Templeton Developing Markets Securities Fund


GENERAL AMERICAN CAPITAL COMPANY

   Money Market Fund

MET INVESTORS SERIES TRUST, Class A

   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio

METROPOLITAN SERIES FUND, INC.

   Putnam International Stock Portfolio
   Putnam Large Cap Growth Portfolio

MFS VARIABLE INSURANCE TRUST

    MFS High Income Series
    MFS Bond Series


OPPENHEIMER VARIABLE ACCOUNT FUNDS

     Oppenheimer High Income Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Strategic Bond Fund/VA

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund (formerly AIM V.I. International
      Equity Fund)
   AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Initial Class)

   VIP Growth Portfolio
   VIP Equity-Income Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (Initial Class)

   VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (Initial Class)

   VIP III Growth Opportunities Portfolio
   VIP III Growth & Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1 Shares)

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Foreign Securities Fund (formerly Templeton
     International Securities Fund)
   Templeton Growth Securities Fund
   Templeton Developing Markets Securities Fund


GENERAL AMERICAN CAPITAL COMPANY

    Money Market Fund

MET INVESTORS SERIES TRUST (Class A)

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid-Cap Value Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

  MFS Emerging Growth Series
  MFS Research Series
  MFS Investors Trust Series
  MFS High Income Series
  MFS Strategic Income Series (formerly known as MFS(R) Global Governments
     Series)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund (formerly AIM V.I. International
      Equity Fund)
   AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Initial Class)
   VIP Growth Portfolio
   VIP Equity-Income Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (Initial Class)
   VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (Initial Class)
   VIP III Growth Opportunities Portfolio
   VIP III Growth & Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 1 Shares)

   Templeton Foreign Securities Fund (formerly Templeton
     International Securities Fund) (Class 1 Shares)
   Templeton Growth Securities Fund (Class 1 Shares)
   Templeton Developing Markets Securities Fund (Class 1 Shares)


GENERAL AMERICAN CAPITAL COMPANY

    Money Market Fund

MET INVESTORS SERIES TRUST (Class A)

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid-Cap Value Portfolio
MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

  MFS Emerging Growth Series
  MFS Research Series
  MFS Investors Trust Series
  MFS High Income Series
  MFS Strategic Income Series (formerly known as MFS(R) Global
     Governments Series)
  MFS Bond Series

SCUDDER VARIABLE SERIES II:

   SVS Dreman High Return Equity Portfolio

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund (formerly AIM V.I. International
     Equity Fund)
   AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Initial Class)
   VIP Growth Portfolio
   VIP Equity-Income Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (Initial Class)
   VIP II Contrafund Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (Initial Class)
   VIP III Growth Opportunities Portfolio
   VIP III Growth & Income Portfolio

GENERAL AMERICAN CAPITAL COMPANY

    Money Market Fund

MET INVESTORS SERIES TRUST (Class A)

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid-Cap Value Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Initial Class)

  MFS Emerging Growth Series
  MFS Research Series
  MFS Investors Trust Series
  MFS High Income Series
  MFS Strategic Income Series (formerly known as MFS(R) Global Governments
     Series)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

Please send me, at no charge, the Statement of Additional Information dated May 1, 2002 for the Annuity Contract issued by MetLife Investors.

                  (Please print or type and fill in all information)

Name______________________________________________________
Address___________________________________________________
City, State and Zip_______________________________________


                       MetLife Investors Insurance Company
                             Attn: Variable Products
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                   METLIFE INVESTORS LIFE INSURANCE COMPANY




THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2002, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2002.



                                TABLE OF CONTENTS

                                                                            Page

     COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .

     DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . .
               Reduction or Elimination of the Withdrawal Charge . . . . .

     CALCULATION OF PERFORMANCE INFORMATION. . . . . . . . . . . . . . ..
               Total Return. . . . . . . . . . . . . . . . . . . . . . . .
               Historical Unit Values. . . . . . . . . . . . . . . . . . .
               Reporting Agencies. . . . . . . . . . . . . . . . . . . . .
               Performance Information . . . . . . . . . . . . . . . . . .

     FEDERAL TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . .
               General . . . . . . . . . . . . . . . . . . . . . . . . .
               Diversification . . . . . . . . . . . . . . . . . . . . .
               Owner Control . . . . . . . . . . . . . . . . . . . . . .
               Multiple Contracts. . . . . . . . . . . . . . . . . . . .
               Contracts Owned by Other than Natural Persons . . . . . .
               Tax Treatment of Assignments or Transfer of Ownership . .
               Gifting a Contract  . . . . . . . . . . . . . . . . . . .
               Taxation of Death Benefit Proceeds. . . . . . . . . . . .
               Required Distributions. . . . . . . . . . . . . . . . . .
               Income Tax Withholding. . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Non-Qualified Contracts. .
               Delayed Annuity Payments . . . . . . . . . . . . . . . . .
               Qualified Plans   . . . . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Qualified Contracts. . . .
               Tax-Sheltered Annuities - Withdrawal Limitations. . . . .
               Minimum Required Distributions  . . . . . . . . . . . . .

     ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . . .  . .
               Variable Annuity. . . . . . . . . . . . . . . . . . . . .
               Fixed Annuity . . . . . . . . . . . . . . . . . . . . . .
               Annuity Unit Value. . . . . . . . . . . . . . . . . . . .
               Net Investment Factor . . . . . . . . . . . . . . . . . .
               Mortality and Expense Guarantee . . . . . . . . . . . . .

      FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .  . .




                                     COMPANY

MetLife Investors Insurance Company ("MetLife Investors" or the "Company") changed its name to its present name as of February 12, 2001. In certain states, the new name may not yet be approved. In those states, the Company will continue to use its prior name, Cova Financial Services Life Insurance Company, until the new name is approved. The Company was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. On January
6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.


                                     EXPERTS

The consolidated financial statements of the Company as of and for the years ended December 31, 2001 and 2000, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting, as of January 1, 2000, as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account as of December 31, 2001, and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is One City Centre, St. Louis, Missouri 63101.

The consolidated financial statements of the Company for the year ended December 31, 1999 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.


                                    CUSTODIAN

MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.


Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)  = ERV


Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

Certain Portfolios have been in existence for some time and consequently have an investment performance history ("Existing Funds"). In order to demonstrate how the investment experience of certain portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

Future performance of the Existing Funds will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Existing Funds is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 2001. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account. Also shown (when available) for certain portfolios is adjusted historical investment portfolio average annual total return prior to the portfolio's availability in the separate account, derived from the performance of each investment portfolio adjusted to reflect charges as noted below. This adjusted historical investment portfolio average annual total return is denoted by an asterisk (*).

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/01:

                                                         Accumulation   Unit     Performance
                                                            Column   A                 Column B
                                        Separate          (reflects all             (reflects insurance
                                        Account           charges and                 charges and
                                        Inception         portfolio expenses)       portfolio expenses)
Portfolio                               Date in                        since                            since
                                        Portfolio         1 yr   5 yr  inception     1 yr     5 yr     inception
----------------                        ---------       --------  ----  ---------  ---------   ----    ----------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation                 12/31/97  -28.77%  4.24%*  1 .70%      -24.17%   4.32%*   2.83%
AIM V.I. International Growth+                12/31/97  -29.00%  -0.26%*   -2.40%      -24.40%  -0.18%*   -1.13%
AIM V.I. Premier Equity++                     12/31/97  -18.29%   7.52%*    3.93%      -13.69%   7.59%*   4.99%

+  Formerly known as AIM V.I. International Equity Fund
++ Formerly know as AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
AllianceBernstein Real Estate Investment      12/31/97   4.65%     N/A     -0.75%       9.25%     N/A     0.50%
(Class A)
Premier Growth (Class A)                      12/31/97  -22.97%  10.98%*    5.32%      -18.37%  11.04%*   6.34%

MET INVESTORS SERIES TRUST (1)
(Class A)
J.P. Morgan Select Equity                      5/1/96    -11.93%   7.70%     8.11%      -7.33%    7.77%    8.18%
J.P. Morgan Small Cap Stock                    5/1/96    -14.33%   4.70%     5.38%      -9.73%    4.78%    5.46%
J.P. Morgan International Equity               5/1/96    -26.04%  -0.89%     0.53%      -21.44%   -0.80%   0.62%
J.P. Morgan Quality Bond                       5/1/96      0.96%   5.19%     5.41%       5.56%    5.28%    5.50%
J.P. Morgan Enhanced Index                     5/1/96    -17.25%   8.60%     9.92%      -12.65%   8.67%    9.99%
Lord Abbett Bond Debenture                     5/1/96     -2.26%   4.31%     5.86%       2.34%    4.39%    5.95%
Lord Abbett Mid-Cap Value                      8/20/97     1.98%    N/A     12.86%       6.58%     N/A     13.64%
Lord Abbett Developing Growth                  8/20/97   -12.74%    N/A      0.29%      -8.14%     N/A     1.40%
Lord Abbett Growth and Income (2)              12/11/89  -11.64%  10.50%    12.46%      -7.04%    10.58%   12.52%
(Class B)
Lord Abbett Growth Opportunities               5/1/01    N/A        N/A    -13.50%        N/A      N/A     -8.40%
MFS Mid Cap Growth                             2/12/01    ______   ______   _____       _____     _____    ______
MFS Research International                     2/12/01    ______   ______   _____       _____     _____    ______

GENERAL AMERICAN CAPITAL COMPANY
Money Market                                   6/3/96     -2.01%   3.84%     3.85%       2.59%    3.94%    3.95%

SCUDDER VARIABLE SERIES II
SVS Dreman Small Cap Value                     12/31/97   11.61%  20.32%*    0.21%      16.21%   20.38%*   1.42%
Scudder Government Securities                  12/31/97    2.16%   5.55%*    4.11%       6.76%    5.64%*   5.18%
SVS Dreman Small Cap Growth+                   12/31/97  -34.36%   4.80%*   -2.33%      -29.76%   4.86%*   -1.06%
SVS Dreman High Return Equity                  5/15/98    -4.32%    N/A      3.59%       0.28%     N/A     4.80%

+  Formerly Scudder Small Cap Value Portfolio

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth                            12/31/97  -39.02%   7.52%*    3.57%      -34.42%   7.58%*   4.64%
MFS Research                                   12/31/97  -26.95%   5.09%*    0.90%      -22.35%   5.17%*   2.06%
MFS Investors Trust                            12/31/97  -21.73%   5.73%*   -0.32%      -17.13%   5.80%*   0.89%
MFS High Income                                12/31/97   -3.95%   1.32%*   -2.37%       0.65%    1.41%*   -1.09%
MFS Strategic Income+                          12/31/97   -1.31%   1.24%*    1.15%       3.29%    1.34%*   2.32%
MFS Bond                                        5/15/98    2.59%    5.07%*    3.33%       7.19%    5.16%*   4.56%

+ Formerly known as MFS(R) Global Governments
  Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income Fund/VA                12/31/97   -4.06%   1.36%*   -2.00%       0.54%    1.45%*  -0.73%
Oppenheimer Bond Fund/VA                       12/31/97    1.68%   4.06%*    2.13%       6.28%    4.15%*   3.27%
Oppenheimer Capital Appreciation Fund/VA       12/31/97  -18.40%  12.54%*    8.77%      -13.80%  12.60%*   9.71%
Oppenheimer Main Street Growth & Income
   Fund/VA                                     12/31/97  -16.02%   5.15%*   -1.56%      -11.42%   5.23%*   -0.31%
Oppenheimer Strategic Bond Fund/VA             12/31/97   -1.22%   2.82%*    0.69%       3.38%    2.91%*    1.87%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES
Templeton Developing Markets
   Securities (3)(4)                          5/1/98    -13.97%  -12.97%*  -11.06%     -9.37%   -12.82%*  -9.30%
Mutual Shares Securities (4)                  5/1/98      1.21%   9.17%*    4.52%       5.81%    9.26%*    5.70%
Templeton Foreign Securities + (3)(4)         5/1/98    -21.53%   3.21%*   -4.50%      -16.93%   3.29%*   -3.03%
Franklin Large Cap Growth Securities (4)      3/1/99    -17.10%  12.82%*    9.22%      -12.50%  12.90%*   10.64%
Franklin Small Cap (4)                        3/1/99    -20.81%   5.70%*    5.83%      -16.21%   5.78%*    7.32%
Templeton Global Income Securities (4)        3/1/99     -3.49%   0.67%*   -1.13%       1.11%    0.77%*    0.58%
Templeton Growth Securities (4)              1/19/99     -6.97%   9.55%*    7.87%      -2.37%    9.63%*    9.26%

+ Formerly Templeton International Securities

FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY
VARIABLE INSURANCE PRODUCTS FUND II, FIDELITY VARIABLE
INSURANCE PRODUCTS FUND III
VIP Growth                                    2/17/98   -23.40%  10.07%*    5.15%      -18.80%  10.14%*   6.22%
VIP Equity-Income                             2/17/98   -10.88%   7.83%*    1.70%      -6.28%    7.90%*   2.89%
VIP II Contrafund                             2/17/98   -18.07%   8.85%*    3.84%      -13.47%   8.92%*   4.95%
VIP III Growth Opportunities                  2/17/98   -20.22%   2.20%*   -6.07%      -15.62%   2.28%*  -4.60%
VIP III Growth & Income Fund                  2/17/98   -14.62%   8.32%*    1.88%      -10.02%   8.39%*   3.05%

METROPOLITAN SERIES FUND, INC.
Putnam International Stock                    9/11/00   -26.30%  -1.57%*   -24.80%     -21.70%  -1.48%*  -20.89%
Putnam Large Cap Growth                       9/11/00   -36.39%    N/A     -45.45%     -31.79%    N/A    -41.16%



(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(3) For the Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund (formerly Templeton International Securities Fund), performance prior to 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(4)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance; current results may differ.


PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/01:


                               Fund    Performance              Accumulation       Unit            Performance
                                Column A                                        Column   B                     Column C
                                                                               (reflects all              (reflects insurance
                                                                                charges and                  charges and
                                                                             portfolio expenses)          portfolio expenses)
                                  Portfolio
                                  Inception                     since                          since                       since
Portfolio                         Date         1 yr    5 yrs    inception    1 yr    5 yrs    inception    1 yr    5 yrs   inception
----------------                  ---------   -------  ------   ------------ ------  -------  ----------   ------  -----  ----------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation        5/5/93    -23.28%   6.00%    11.75%   -28.77%   4.24%    10.00%     -24.17%    4.32%   10.06%
AIM V.I. International Growth+       5/5/93    -23.53%   1.51%    6.85%    -29.00%  -0.26%     5.12%     -24.40%   -0.18%    5.19%
AIM V.I. Premier Equity++            5/5/93    -12.56%   9.69%    13.41%   -18.29%   7.52%    10.74%     -13.69%    7.59%   10.80%

+ Formerly known as AIM V.I.
      International Equity Fund ++ Formerly known as AIM V.I.
      Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Premier Growth (Class A)             6/26/92   -17.21%   12.60%   15.68%   -22.97%  10.98%   13.91%      -18.37%   11.04%    13.97%
AllianceBernstein Real Estate        1/9/97     10.79%    N/A     5.90%     4.65%     N/A     3.58%        9.25%      N/A     4.45%
Investment (Class A)


FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
Equity Income                         7/1/97     -3.80%    N/A     7.64%     -9.73%    N/A     5.24%       -5.13%     N/A     6.15%


GENERAL AMERICAN CAPITAL COMPANY
Money Market                           10/1/87    4.05%    5.40%    4.94%     -2.01%   3.84%    3.39%       2.59%     3.94%   3.48%


SCUDDER VARIABLE SERIES II
SVS Dreman Small Cap Value+            5/1/96    17.63%    6.34%    5.92%    11.61%   20.32%    17.90%      16.21%   20.38%   17.95%
Scudder Government Securities          9/3/87     7.48%    6.96%    6.48%     2.16%    5.55%     5.00%       6.76%    5.64%    5.08%
Scudder Small Cap Growth               5/2/94   -28.91%    6.33%   11.81%   -34.36%    4.80%    10.14%     -29.76%    4.86%   10.20%
SVS Dreman High Return Equity          5/4/98     1.69%     N/A     5.41%    -4.32%     N/A      2.86%       0.28%    N/A      4.09%

+Formerly Scudder Small Cap Value

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth                   7/24/95   -33.49%    9.10%   12.41%    -39.02%   7.52%   10.77%      -34.42%   7.58%   10.84%
MFS Research                          7/26/95   -21.25%    6.64%   10.19%    -26.95%   5.09%    8.76%      -22.35%   5.17%    8.83%
MFS Investors Trust                   10/9/95   -15.95%    7.29%   10.73%    -21.73%   5.73%    9.12%      -17.13%   5.80%    9.19%
MFS High Income                       7/26/95     2.07%    2.84%    4.82%     -3.95%   1.32%    3.27%       0.65%    1.41%    3.36%
MFS Strategic Income+                 6/14/94     4.75%    2.71%    4.27%     -1.31%   1.24%    2.75%       3.29%    1.34%    2.85%
MFS Bond Series                      10/24/95     8.71%    6.57%    6.14%      2.59%   5.07%    4.62%       7.19%    5.16%    4.72%

+Formerly known as MFS (R) Global Governments Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Bond Fund/VA               4/3/85     7.79%    5.62%    6.64%     1.68%    4.06%    5.07%       6.28%    4.15%    5.15%
Oppenheimer Capital Appreciation
   Fund/VA                             4/3/85   -12.58%   14.18%   15.21%   -18.40%   12.54%   13.54%     -13.80%   12.60%   13.60%
Oppenheimer High Income Fund/VA        4/30/86    1.97%    2.87%    8.71%    -4.06%    1.36%    6.63%       0.54%    1.45%    6.70%
Oppenheimer Main Street Growth
   & Income Fund/VA                    7/5/95   -10.16%    6.71%   13.67%   -16.02%    5.15%   12.02%     -11.42%    5.23%   12.08%
Oppenheimer Strategic Bond Fund/VA     5/3/93     4.85%    4.36%    5.61%    -1.22%    2.82%    4.06%       3.38%    2.91%    4.15%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST,
Class 1 Shares
Templeton Foreign Securities* (1)(2)   5/1/92    -15.75%    4.88%    9.78%    -21.53%   3.21%    8.19%    -16.93%   3.29%    8.25%
Templeton Global Income               1/24/89      2.55%    2.03%    4.38%     -3.49%   0.67%    2.90%      1.11%   0.77%    2.98%
   Securities (2)
Templeton Growth Securities (2)       3/15/94     -0.98%    8.56%   10.16%     -6.97%   9.55%    9.77%     -2.37%   9.63%    9.84%
Templeton Developing
   Markets Securities (1)(2)          3/4/96      -8.08%  -11.59%  -10.94%    -13.97% -12.97%  -12.32%     -9.37%  -12.82% -12.17%
Franklin Small Cap (2)                11/1/95    -15.02%   10.69%   13.59%    -20.81%   5.70%    9.11%    -16.21%    5.78%   9.19%
Franklin Large Cap Growth
   Securities (2)                     5/1/96     -11.26%   11.95%   12.97%    -17.10%  12.82%   13.56%    -12.50%   12.90%  13.63%
Mutual Shares Securities (2)          11/8/96      7.31%   10.25%   10.69%      1.21%   9.17%    9.57%      5.81%    9.26%   9.67%
Class 2 Shares
Mutual Shares Securities              11/8/96      7.04%   10.16%   10.60%      0.95%   8.55%    8.96%      5.55%    8.63%   9.06%

+Formerly Templeton International
   Securities
++Formerly Templeton Asset Strategy

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND, FIDELITY VARIABLE
INSURANCE PRODUCTS FUND II, FIDELITY
VARIABLE INSURANCE PRODUCTS FUND III
VIP Growth                           10/9/86    -17.67%   11.66%   13.40%   -23.40%  10.07%   11.78%      -18.80%  10.14%    11.84%
VIP Equity-Income                    10/9/86     -4.96%    9.40%   13.61%   -10.88%   7.83%   11.98%       -6.28%   7.90%    12.04%
VIP II Contrafund                     1/3/95    -12.28%   10.44%   15.75%   -18.07%   8.85%   18.00%      -13.47%   8.92%    18.05%
VIP III Growth Opportunities          1/3/95    -14.42%    3.69%    9.43%   -20.22%   2.20%    7.87%      -15.62%   2.28%     7.93%
VIP III Growth & Income              12/31/96    -8.75%   10.11%    9.88%   -14.62%   8.32%    8.31%      -10.02%   8.39%     8.38%

METROPOLITAN SERIES FUND, INC.
Putnam International Stock (3)        5/1/91    -20.59%   -0.10%    3.29%   -26.30%  -1.57%    1.72%      -21.70%  -1.48%     1.80%
Putnam Large Cap Growth               5/1/00    -30.82%    N/A    -33.60%   -36.39%    N/A   -38.33%      -31.79%    N/A    -34.53%

NEW ENGLAND ZENITH FUND
MFS Total Return Series
  (Class B) (4)                      4/30/87     -3.80%    9.13%   10.56%    -9.75%   7.53%   8.95%       -5.15%    7.61%     9.01%
MFS Investors Trust Series
  (Class B)                          4/30/99    -15.93%    N/A     -5.35%   -21.17%    N/A   -8.70%      -17.11%     N/A     -6.66%
Davis Venture Value Series
  (Class E)                          10/31/94   -11.28%   11.65%   16.17%   -17.05%  10.02%  14.46%      -12.45%   10.09%    14.52%


(1) For the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund), Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund (formerly Templeton International Securities Fund), performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation, Developing Markets and nternational Funds, respectively.

(2)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance; current results may differ.

(3) Putnam Investment Management, LLC became the sub-investment manager of the portfolio on January 24, 2000. Performance for all prior periods reflects results under other sub-investment managers.

(4) On July 1, 2001, MFS succeeded Back Bay Advisors, L.P. ("Back Bay Advisors") as sub-advisor to the Portfolio. Performance shown relates to the life of the Series and, therefore, reflects the management of both Back Bay Advisors and MFS.


                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of a contract owner (or annuitant if the contract owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in systematic withdrawals or in a lump sum, they are taxed in the same manner as a withdrawal as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's (or annuitant's) death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income. Estate taxes may apply.

If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "Incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. The Internal Revenue Service is currently examining whether these death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires non-qualified contracts to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity date, the entire interest will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to qualified contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Delayed Annuity Payments

Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers that occurred in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Minimum Required Distributions

For qualified contracts, except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by the "required beginning date." The required beginning date for IRAs and 5% owners is April 1 of the calendar year following the year in which the annuitant attains age 70 1/2. The required beginning date otherwise is April 1 of the calendar year following the later of the year in which the annuitant attains age 70 1/2 or retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the withdrawal charge on distributions that are intended to satisfy required minimum distributions, calculated as if this contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the contract year. Rules regarding required minimum distributions apply to IRAs (including SEPs and SIMPLE IRAs), qualified plans and TSA Plans. Roth IRAs under section 408A do not require distributions at any time prior to the contract owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the contracts or under the terms of the plans in respect of which the contracts are issued.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2001, and the respective related statements of operations and the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights as of and for period ended December 31, 2001. These respective financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these respective financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the respective financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the respective financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians and depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2001, the respective results of their operations and the changes in their net assets for each of the periods in the two years then ended, and their financial highlights as of and for the year ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 5, 2002

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)


Sub-account assets:
    Investments at market value:
      Met Investors Series Trust (Met Investors):
        Lord Abbett Growth and Income Portfolio                        32,696,948 shares                  $ 819,386
        Lord Abbett Growth and Income Portfolio B                       2,406,574 shares                     60,188
        Bond Debenture Portfolio                                       12,582,200 shares                    141,172
        Bond Debenture Portfolio B                                      1,235,611 shares                     13,839
        Developing Growth Portfolio                                     3,066,955 shares                     32,694
        Developing Growth Portfolio B                                     226,778 shares                      2,413
        Mid-Cap Value Portfolio                                         4,204,367 shares                     69,961
        Mid-Cap Value Portfolio B                                         942,795 shares                     15,669
        Quality Bond Portfolio                                          7,843,446 shares                     89,494
        Quality Bond Portfolio B                                          588,115 shares                      6,705
        Small Cap Stock Portfolio                                       5,793,222 shares                     68,012
        Small Cap Stock Portfolio B                                        71,396 shares                        837
        Enhanced Index Portfolio                                       11,299,523 shares                    166,442
        Enhanced Index Portfolio B                                        221,769 shares                      3,260
        Select Equity Portfolio                                        13,349,904 shares                    171,680
        Select Equity Portfolio B                                         374,080 shares                      4,799
        International Equity Portfolio                                  8,304,311 shares                     72,081
        International Equity Portfolio B                                  114,465 shares                        991
        Putnam Research Portfolio B                                       128,697 shares                      1,046
        Oppenheimer Capital Appreciation Portfolio B                      283,981 shares                      2,434
        PIMCO Money Market Portfolio B                                  4,740,826 shares                      4,741
        Janus Aggressive Growth Portfolio B                               161,665 shares                      1,196
        Lord Abbett Growth Opportunity Portfolio                           84,592 shares                        757
        Lord Abbett Growth Opportunity Portfolio B                        608,660 shares                      5,435
        PIMCO Total Return Bond Portfolio B                               222,571 shares                      2,299
        PIMCO Innovation Portfolio B                                      109,577 shares                        676
        MFS Mid Cap Growth Portfolio B                                    213,651 shares                      1,782
        MFS Research International Portfolio B                            100,394 shares                        851
        MIST SSR Concentrated Int'l Portfolio B                             2,673 shares                         29
        MIST AIM Mid Cap Equity Portfolio B                                16,372 shares                        180
        MIST AIM Small Cap Growth Portfolio B                              18,489 shares                        220
      General American Capital Company (GACC):
        Money Market Fund                                               1,624,141 shares                     36,431
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                         4,456,779 shares                     52,768
        Aggressive Equity Fund                                            927,317 shares                     10,609
        Non-US Fund                                                     2,186,893 shares                     18,895
        Core Bond Fund                                                  3,455,120 shares                     35,000
        Real Estate Securities Fund                                       252,210 shares                      2,711
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                             3,548,621 shares                     82,860
        AIM V.I. Capital Appreciation Fund                              2,126,326 shares                     46,184
        AIM V.I. International Equity Fund                                461,557 shares                      6,882
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                        2,360,867 shares                     59,399


See accompanying notes to financial statements.



                                                                                                         (Continued)
                                                          2

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account assets, continued:
    Investments at market value, continued:
      Alliance Variable Products Series Fund, Inc. (Alliance) (Cont'd):
        Premier Growth Portfolio B                                        619,417 shares                   $ 15,485
        Bernstein Real Estate Investment Portfolio                        972,869 shares                     11,188
        Bernstein Real Estate Investment Portfolio B                      446,817 shares                      5,134
        Bernstein Small Cap Portfolio B                                     6,809 shares                         76
        Bernstein Value Portfolio B                                        21,290 shares                        214
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                               444,043 shares                        786
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund                                            645,419 shares                      6,022
        International Equity Fund                                         300,941 shares                      2,705
        Global Income Fund                                                186,503 shares                      1,835
        Internet Tollkeeper Fund                                          244,299 shares                      1,102
      Scudder Variable Series II (Scudder II):
        Dreman High Return Equity Portfolio                                12,508 shares                        135
        Small Cap Growth Portfolio                                        202,189 shares                      2,592
        Small Cap Value Portfolio                                         428,359 shares                      5,659
        Government Securities Portfolio                                   236,273 shares                      2,913
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                                   150,991 shares                      1,739
        MFS Research Series                                             1,165,597 shares                     16,691
        MFS Research Series B                                              51,672 shares                        738
        MFS Investors Trust Series                                      1,520,840 shares                     26,052
        MFS Investors Trust Series B                                      534,109 shares                      9,123
        MFS Emerging Growth Series                                      1,101,274 shares                     19,801
        MFS Emerging Growth Series B                                       24,193 shares                        434
        MFS High Income Series                                            809,809 shares                      7,466
        MFS High Income Series B                                          315,678 shares                      2,904
        MFS Global Governments Series                                      22,023 shares                        222
        MFS Global Governments Series B                                       805 shares                          8
        MFS New Discovery Series                                          438,850 shares                      6,701
        MFS New Discovery Series B                                        457,692 shares                      6,966
      Metropolitan Life Series (MetLife):
        Putnam International Stock Portfolio                               42,042 shares                        399
        Putnam Large Cap Growth Portfolio                                 108,119 shares                        546
        Stock Index Portfolio B                                            15,868 shares                        477
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                             306,201 shares                     11,201
        Oppenheimer Main Street Growth & Income Fund                      706,099 shares                     13,409
        Oppenheimer High Income Fund                                      339,574 shares                      2,900
        Oppenheimer Bond Fund                                           1,178,929 shares                     13,216
        Oppenheimer Strategic Bond Fund                                   790,013 shares                      3,650
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                                1,309,641 shares                     30,855
        Putnam VT Growth and Income Fund B                                 38,706 shares                        907
        Putnam VT New Value Fund                                          153,621 shares                      2,069


See accompanying notes to financial statements.



                                                                                                         (Continued)
                                                          3

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account assets, continued:
    Investments at market value, continued:
      Putnam Variable Trust (Putnam) (Cont'd):
        Putnam VT New Value Fund B                                         25,796 shares                        346
        Putnam VT Vista Fund                                              840,679 shares                    $ 9,575
        Putnam VT Vista Fund B                                             24,209 shares                        275
        Putnam VT International Growth Fund                             2,073,512 shares                     25,753
        Putnam VT International Growth Fund B                             773,548 shares                      9,561
        Putnam VT International New Opportunities Fund                    292,557 shares                      2,867
        Putnam VT International New Opportunities Fund B                    9,757 shares                         95
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund                            84,937 shares                        967
        Templeton Global Income Securities Fund B                          16,684 shares                        189
        Franklin Small Cap Fund                                           281,894 shares                      5,066
        Franklin Small Cap Fund B                                          85,322 shares                      1,523
        Templeton Growth Securities Fund                                  301,040 shares                      3,339
        Templeton Growth Securities Fund B                                102,069 shares                      1,124
        Templeton International Securities Fund                         1,187,889 shares                     14,076
        Templeton International Securities Fund B                         180,903 shares                      2,124
        Templeton Developing Markets Securities Fund                    1,427,496 shares                      6,823
        Templeton Developing Markets Securities Fund B                    782,303 shares                      3,724
        Mutual Shares Securities Fund                                     889,839 shares                     12,529
        Mutual Shares Securities Fund B                                   549,936 shares                      7,716
        Franklin Large Cap Growth Securities Fund                         475,770 shares                      6,908
        Franklin Large Cap Growth Securities Fund B                       190,845 shares                      2,754
      Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        VIP Growth Portfolio                                              111,013 shares                      3,731
        VIP Growth Portfolio B                                             25,329 shares                        844
        VIP II Contrafund Portfolio                                       177,270 shares                      3,568
        VIP III Growth Opportunities Portfolio                             53,283 shares                        806
        VIP III Growth & Income Portfolio                                 202,468 shares                      2,671
        VIP Equity-Income Portfolio                                       102,013 shares                      2,321
        VIP Equity-Income Portfolio B                                      22,409 shares                        506
        VIP High Income Portfolio B                                         5,690 shares                         36
      American Century Variable Portfolios, Inc. (American Century):
        American Century VP Income & Growth Fund                        4,560,505 shares                     29,461
        American Century VP International Fund                             96,784 shares                        638
        American Century VP Value Fund                                  2,029,206 shares                     15,097
      New England Zenith Fund (Zenith):
        Davis Venture Value Fund E                                        158,212 shares                      3,694
        Harris Oakmark Mid Cap Value Fund B                                 9,392 shares                      1,730
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus Stock Index Portfolio                                      58,557 shares                      1,719
        Dreyfus Stock Index Portfolio B                                    24,601 shares                        722
        Dreyfus VIF Disciplined Stock Portfolio                            13,040 shares                        272
        Dreyfus VIF Disciplined Stock Portfolio B                          12,523 shares                        261
        Dreyfus VIF Capital Appreciation Portfolio                        209,311 shares                      7,322
        Dreyfus VIF Capital Appreciation Portfolio B                      165,053 shares                      5,760


See accompanying notes to financial statements.



                                                                                                         (Continued)
                                                         4

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account assets, continued:
    Investments at market value, continued:
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                                       1,039,243 shares                     13,032
        INVESCO VIF High Yield Fund                                       591,996 shares                    $ 4,523
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                                    44,500 shares                        351
        PIMCO Low Duration Bond Portfolio                                 162,421 shares                      1,616
        PIMCO StocksPLUS Growth & Income Portfolio                         54,882 shares                        513
        PIMCO Total Return Bond Portfolio                               2,274,847 shares                     22,498
      Scudder I Variable Series I (Scudder I):
        International Portfolio                                           396,994 shares                      3,196
        International Portfolio B                                         301,213 shares                      2,419
      First American Insurance Portfolios, Inc. (First American):
        FAIP Equity Income IA                                           2,090,375 shares                     24,039
                                                                                                      --------------
          Total assets                                                                                $   2,618,008
                                                                                                      ==============


Sub-account liabilities:
    Due to/(from) general account, net

      Met Investors Lord Abbett Growth and Income Portfolio                                                    $ (1)
      Met Investors Quality Bond Portfolio B                                                                      1
      Met Investors Enhanced Index Portfolio                                                                      2
      Met Investors Select Equity Portfolio                                                                       1
      Met Investors International Equity Portfolio                                                                1
      Met Investors PIMCO Money Market Portfolio B                                                                1
      Met Investors Oppenheimer Capital Appreciation Portfolio B                                                  1
      Russell Non-US Fund                                                                                         1
      INVESCO VIF Dynamics                                                                                        2
      INVESCO VIF High Yield                                                                                      1
      AIM V.I. Capital Appreciation Fund                                                                          1
      Goldman Sachs Growth and Income Fund                                                                        2
      Scudder II Small Cap Value Portfolio                                                                        1
      MFS Investors Trust Series                                                                                  1
      MFS Emerging Growth Series                                                                                  1
      MFS New Discovery Series                                                                                   (1)
      MetLife Stock Index Portfolio B                                                                             1
      Oppenheimer Strategic Bond Fund                                                                             1
      Putnam VT Vista Fund B                                                                                      1
      Franklin Large Cap Growth Securities Fund B                                                                 2
      Fidelity VIP III Growth & Income Portfolio                                                                  1
      Fidelity VIP Equity-Income Portfolio                                                                        1
      American Century VP Income & Growth Fund                                                                    5
      American Century VP Value Fund                                                                              3
      Dreyfus VIF Capital Appreciation Portfolio                                                                 (1)
      PIMCO StocksPLUS Growth & Income Portfolio                                                                 (1)
      PIMCO Total Return Bond Portfolio                                                                          (1)
                                                                                                      --------------
          Total liabilities                                                                           $          27
                                                                                                      ==============


See accompanying notes to financial statements.


                                                                                                         (Continued)
                                                          5

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets:
    Accumulation units:
      Met Investors Lord Abbett Growth and Income Portfolio                                               $ 815,469
      Met Investors Lord Abbett Growth and Income Portfolio B                                                60,188
      Met Investors Bond Debenture Portfolio                                                                140,729
      Met Investors Bond Debenture Portfolio B                                                               13,839
      Met Investors Developing Growth Portfolio                                                              32,615
      Met Investors Developing Growth Portfolio B                                                             2,413
      Met Investors Mid-Cap Value Portfolio                                                                  69,842
      Met Investors Mid-Cap Value Portfolio B                                                                15,669
      Met Investors Quality Bond Portfolio                                                                   89,149
      Met Investors Quality Bond Portfolio B                                                                  6,704
      Met Investors Small Cap Stock Portfolio                                                                67,886
      Met Investors Small Cap Stock Portfolio B                                                                 837
      Met Investors Enhanced Index Portfolio                                                                165,814
      Met Investors Enhanced Index Portfolio B                                                                3,260
      Met Investors Select Equity Portfolio                                                                 171,307
      Met Investors Select Equity Portfolio B                                                                 4,799
      Met Investors International Equity Portfolio                                                           71,970
      Met Investors International Equity Portfolio B                                                            991
      Met Investors Putnam Research Portfolio B                                                               1,046
      Met Investors Oppenheimer Capital Appreciation Portfolio B                                              2,433
      Met Investors PIMCO Money Market Portfolio B                                                            4,740
      Met Investors Janus Aggressive Growth Portfolio B                                                       1,196
      Met Investors Lord Abbett Growth Opportunity Portfolio                                                    757
      Met Investors Lord Abbett Growth Opportunity Portfolio B                                                5,435
      Met Investors PIMCO Total Return Bond Portfolio B                                                       2,299
      Met Investors PIMCO Innovation Portfolio B                                                                676
      Met Investors MFS Mid Cap Growth Portfolio B                                                            1,782
      Met Investors Research International Portfolio B                                                          851
      Met Investors MIST SSR Concentrated Int'l Portfolio B                                                      29
      Met Investors MIST AIM Mid Cap Equity Portfolio B                                                         180
      Met Investors MIST AIM Small Cap Growth Portfolio B                                                       220
      GACC Money Market Fund                                                                                 36,144
      Russell Multi-Style Equity Fund                                                                        52,648
      Russell Aggressive Equity Fund                                                                         10,576
      Russell Non-US Fund                                                                                    18,880
      Russell Core Bond Fund                                                                                 34,757
      Russell Real Estate Securities Fund                                                                     2,706
      AIM V.I. Value Fund                                                                                    82,713
      AIM V.I. Capital Appreciation Fund                                                                     46,098
      AIM V.I. International Equity Fund                                                                      6,849
      Alliance Premier Growth Portfolio                                                                      59,354
      Alliance Premier Growth Portfolio B                                                                    15,485
      Alliance Bernstein Real Estate Investment Portfolio                                                    11,183
      Alliance Bernstein Real Estate Investment Portfolio B                                                   5,134
      Alliance Bernstein Small Cap Portfolio B                                                                   76
      Alliance Bernstein Value Portfolio B                                                                      214
      Liberty Newport Tiger Fund, Variable Series                                                               786


See accompanying notes to financial statements.


                                                                                                         (Continued)
                                                          6

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets, continued:
    Accumulation units, continued:
      Goldman Sachs Growth and Income Fund                                                                  $ 6,014
      Goldman Sachs International Equity Fund                                                                 2,692
      Goldman Sachs Global Income Fund                                                                        1,833
      Goldman Sachs Internet Tollkeeper Fund                                                                  1,102
      Scudder II Dreman High Return Equity Portfolio                                                            135
      Scudder II Small Cap Growth Portfolio                                                                   2,592
      Scudder II Small Cap Value Portfolio                                                                    5,658
      Scudder II Government Securities Portfolio                                                              2,913
      MFS Bond Series                                                                                         1,739
      MFS Research Series                                                                                    16,673
      MFS Research Series B                                                                                     738
      MFS Investors Trust Series                                                                             26,048
      MFS Investors Trust Series B                                                                            9,123
      MFS Emerging Growth Series                                                                             19,794
      MFS Emerging Growth Series B                                                                              434
      MFS High Income Series                                                                                  7,460
      MFS High Income Series B                                                                                2,904
      MFS Global Governments Series                                                                             222
      MFS Global Governments Series B                                                                             8
      MFS New Discovery Series                                                                                6,676
      MFS New Discovery Series B                                                                              6,966
      MetLife Putnam International Stock Portfolio                                                              399
      MetLife Putnam Large Cap Growth Portfolio                                                                 546
      MetLife Stock Index Portfolio B                                                                           476
      Oppenheimer Capital Appreciation Fund                                                                  11,201
      Oppenheimer Main Street Growth & Income Fund                                                           13,409
      Oppenheimer High Income Fund                                                                            2,900
      Oppenheimer Bond Fund                                                                                  13,216
      Oppenheimer Strategic Bond Fund                                                                         3,629
      Putnam VT Growth and Income Fund                                                                       30,818
      Putnam VT Growth and Income Fund B                                                                        907
      Putnam VT New Value Fund                                                                                2,062
      Putnam VT New Value Fund B                                                                                346
      Putnam VT Vista Fund                                                                                    9,547
      Putnam VT Vista Fund B                                                                                    274
      Putnam VT International Growth Fund                                                                    25,751
      Putnam VT International Growth Fund B                                                                   9,561
      Putnam VT International New Opportunities Fund                                                          2,849
      Putnam VT International New Opportunities Fund B                                                           95
      Templeton Global Income Securities Fund                                                                   967
      Templeton Global Income Securities Fund B                                                                 189
      Franklin Small Cap Fund                                                                                 5,066
      Franklin Small Cap Fund B                                                                               1,523
      Templeton Growth Securities                                                                             3,339
      Templeton Growth Securities Fund B                                                                      1,124
      Templeton International Securities Fund                                                                14,076
      Templeton International Securities Fund B                                                               2,124
      Templeton Developing Markets Securities Fund                                                            6,823
      Templeton Developing Markets Securities Fund B                                                          3,724


See accompanying notes to financial statements.
                                                                                                         (Continued)
                                                          7

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets, continued:
    Accumulation units, continued:
      Templeton Mutual Shares Securities Fund                                                              $ 12,506
      Templeton Mutual Shares Securities Fund B                                                               7,716
      Franklin Large Cap Growth Securities                                                                    6,885
      Franklin Large Cap Growth Securities Fund B                                                             2,752
      Fidelity VIP Growth Portfolio                                                                           3,731
      Fidelity VIP Growth Portfolio B                                                                           844
      Fidelity VIP II Contrafund Portfolio                                                                    3,568
      Fidelity VIP III Growth Opportunities Portfolio                                                           806
      Fidelity VIP III Growth & Income Portfolio                                                              2,670
      Fidelity VIP Equity-Income Portfolio                                                                    2,320
      Fidelity VIP Equity-Income Portfolio B                                                                    506
      Fidelity VIP High Income Portfolio B                                                                       36
      American Century VP Income & Growth Fund                                                               29,452
      American Century VP International Fund                                                                    638
      American Century VP Value Fund                                                                         15,093
      New England Zenith Davis Venture Value Fund E                                                           3,694
      New England Zenith Harris Oakmark Mid Cap Value Fund B                                                  1,730
      Dreyfus Stock Index Portfolio                                                                           1,719
      Dreyfus Stock Index Portfolio B                                                                           722
      Dreyfus VIF Disciplined Stock Portfolio                                                                   272
      Dreyfus VIF Disciplined Stock Portfolio B                                                                 261
      Dreyfus VIF Capital Appreciation Portfolio                                                              7,300
      Dreyfus VIF Capital Appreciation Portfolio B                                                            5,760
      INVESCO VIF Dynamics                                                                                   13,029
      INVESCO VIF High Yield                                                                                  4,519
      PIMCO High Yield Bond Portfolio                                                                           351
      PIMCO Low Duration Bond Portfolio                                                                       1,613
      PIMCO StocksPLUS Growth & Income Portfolio                                                                498
      PIMCO Total Return Bond Portfolio                                                                      22,492
      Scudder I International Portfolio                                                                       3,196
      Scudder I International Portfolio B                                                                     2,419
      First American FAIP Equity Income IA                                                                   23,977

    Annuitization units:
      Met Investors Lord Abbett Growth and Income Portfolio                                                   3,918
      Met Investors Bond Debenture Portfolio                                                                    443
      Met Investors Developing Growth Portfolio                                                                  79
      Met Investors Mid-Cap Value Portfolio                                                                     119
      Met Investors Quality Bond Portfolio                                                                      345
      Met Investors Small Cap Stock Portfolio                                                                   126
      Met Investors Enhanced Index Portfolio                                                                    626
      Met Investors Select Equity Portfolio                                                                     372
      Met Investors International Equity Portfolio                                                              110
      GACC Money Market Fund                                                                                    287
      Russell Multi-Style Equity Fund                                                                           120
      Russell Aggressive Equity Fund                                                                             33
      Russell Non-US Fund                                                                                        14
      Russell Core Bond Fund                                                                                    243
      Russell Real Estate Securities Fund                                                                         5


See accompanying notes to financial statements.
                                                                                                         (Continued)
                                                          8

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2001
(In thousands of dollars)



Sub-account net assets, continued:
    Annuitization units, continued:
      AIM V.I. Value Fund                                                                                     $ 147
      AIM V.I. Capital Appreciation Fund                                                                         85
      AIM V.I. International Equity Fund                                                                         33
      Alliance Premier Growth Portfolio                                                                          45
      Alliance Bernstein Real Estate Investment Portfolio                                                         5
      Goldman Sachs Growth and Income Fund                                                                        6
      Goldman Sachs International Equity Fund                                                                    13
      Goldman Sachs Global Income Fund                                                                            2
      MFS Research Series                                                                                        18
      MFS Investors Trust Series                                                                                  3
      MFS Emerging Growth Series                                                                                  6
      MFS High Income Series                                                                                      6
      MFS New Discovery Series                                                                                   26
      Oppenheimer Strategic Bond Fund                                                                            20
      Putnam VT Growth and Income Fund                                                                           37
      Putnam VT New Value Fund                                                                                    7
      Putnam VT Vista Fund                                                                                       28
      Putnam VT International Growth Fund                                                                         2
      Putnam VT International New Opportunities Fund                                                             18
      Templeton Mutual Shares Securities Fund                                                                    23
      Franklin Large Cap Growth Securities                                                                       23
      American Century VP Income & Growth Fund                                                                    4
      American Century VP Value Fund                                                                              1
      Dreyfus VIF Capital Appreciation Portfolio                                                                 23
      INVESCO VIF Dynamics                                                                                        1
      INVESCO VIF High Yield                                                                                      3
      PIMCO Low Duration Bond Portfolio                                                                           3
      PIMCO StocksPLUS Growth & Income Portfolio                                                                 16
      PIMCO Total Return Bond Portfolio                                                                           7
      First American FAIP Equity Income IA                                                                       62
                                                                                                      --------------
          Total net assets                                                                              $ 2,617,981
                                                                                                      ==============



See accompanying notes to financial statements.




                                                          9

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett  Lord Abbett
                                             Growth       Growth                                                           Large
                                               and          and         Bond         Bond       Developing  Developing       Cap
                                             Income     Income B (a)  Debenture  Debenture B(a)  Growth     Growth B(a)  Research(b)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Income:
    Dividends                              $    7,592           61       11,470          110            -            -          282
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Expenses:
    Mortality and expense risk                 10,460          179        1,814           40          421            7           65
    Administrative fee                          1,252           38          217            9           50            2            8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Total expenses                         11,712          217        2,031           49          471            9           73
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

        Net investment income (loss)           (4,120)        (156)       9,439           61         (471)          (9)         209
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    6,380            -         (582)          (1)      (1,165)         (11)       6,834
    Realized gain distributions                     -            -            -            -            -            -        1,156
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Net realized gain (loss)                6,380            -         (582)          (1)      (1,165)         (11)       7,990
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation
    (depreciation)                            (67,729)       2,192       (5,603)          92       (1,972)         213       (8,614)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

        Net increase (decrease) in net
          assets from operations           $  (65,469)       2,036        3,254          152       (3,608)         193         (415)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




(a) For the period from April 2, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to February 12, 2001.



See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 10

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                              Met Investors
                                           -----------------------------------------------------------------------------------------

                                                                                                  Small       Small
                                             Mid-Cap       Mid-Cap     Quality      Quality        Cap      Cap Stock     Enhanced
                                              Value      Value B (a)    Bond       Bond B (a)     Stock        B (a)        Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $      289            9        4,177           35          127            -        1,483
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   769           48        1,113           23          912            3        2,310
     Administrative fee                            92           10          133            4          109            1          276
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           861           58        1,246           27        1,021            4        2,586
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (572)         (49)       2,931            8         (894)          (4)      (1,103)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     962          (21)         429          (12)        (397)          (9)      (3,820)
     Realized gain distributions                5,350          164            -            -       10,221            7            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)               6,312          143          429          (12)       9,824           (2)      (3,820)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                            (1,505)         750        1,356           31      (17,810)          44      (21,494)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $    4,235          844        4,716           27       (8,880)          38      (26,417)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (a) For the period from April 2, 2001 to December 31, 2001.





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 11

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------


                                            Enhanced      Select       Select    International International  Balanced     Equity
                                           Index B (a)    Equity     Equity B (a)   Equity     Equity B (a) Portfolio(c)  Income (c)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        4          864            4        1,097            3          170           55
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    11        2,319           16        1,064            4           98           67
     Administrative fee                             2          278            4          127            1           12            8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            13        2,597           20        1,191            5          110           75
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              (9)      (1,733)         (16)         (94)          (2)          60          (20)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -       (1,850)           -       (4,692)         (22)        (739)        (171)
     Realized gain distributions                    -        3,917           18       10,407           25            -          204
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -        2,067           18        5,715            3         (739)          33
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                20      (15,781)          87      (27,688)         (24)          (4)        (459)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       11      (15,447)          89      (22,067)         (23)        (683)        (446)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.
 (c) For the period from January 1, 2001 to December 14, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 12

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                      Met Investors
                                           -----------------------------------------------------------------------------------------
                                             Growth                  Oppenheimer    PIMCO        Janus                   Lord Abbett
                                              and         Putnam       Capital      Money      Aggressive   Lord Abbett    Growth
                                             Income       Research   Appreciation   Market       Growth       Growth     Opportunity
                                            Equity (c)     B (d)        B (d)        B (d)        B (d)    Opportunity(e)   B (d)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $       53            2            1           24            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   143            3            7           16            3            3           15
     Administrative fee                            17            1            1            3            -            1            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           160            4            8           19            3            4           18
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (107)          (2)          (7)           5           (3)          (4)         (18)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                  (2,940)          (6)          (6)           -            -           (4)          (4)
     Realized gain distributions                  491            -            -            1            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)              (2,449)          (6)          (6)           1            -           (4)          (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                              (607)          22           64            -           68           11          175
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $   (3,163)          14           51            6           65            3          153
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (c) For the period from January 1, 2001 to December 14, 2001.
 (d) For the period from February 12, 2001 to December 31, 2001.
 (e) For the period from May 1, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 13

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    Met Investors
                                           -----------------------------------------------------------------------------------------
                                                                                               MIST SSR
                                              PIMCO                      MFS         MFS      Concentrated   MIST AIM     MIST AIM
                                           Total Return   PIMCO        Mid Cap     Research      Int'l        MidCap      Small Cap
                                              Bond      Innovation     Growth    International Portfolio      Equity       Growth
                                              B (d)        B (d)         B (d)       B (d)        B (f)        B (f)        B (f)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $       22            -            -            1            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Mortality and expense risk                     5            2            5            2            -            -            -
     Administrative fee                             1            -            1            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             6            2            6            2            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              16           (2)          (6)          (1)           -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Realized gain (loss) on sale of fund
       shares                                       -           (2)          (2)          (2)           -            -            -
     Realized gain distributions                   12            -            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                  12           (2)          (2)          (2)           -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                               (34)          52          113            7            1            3           13
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       (6)          48          105            4            1            3           13
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (d) For the period from February 12, 2001 to December 31, 2001.
 (f) For the period from October 9, 2001 to December 31, 2001.



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 14

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                              GACC                                  Russell                                 AIM
                                           -----------  ---------------------------------------------------------------  -----------

                                                          Multi-                                               Real
                                             Money        Style       Aggressive                   Core       Estate         V.I.
                                             Market       Equity        Equity      Non-US         Bond     Securities      Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -          242           11          115        2,067          125          109
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   399          667          128          254          445           30          996
     Administrative fee                            48           80           15           31           53            4          119
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           447          747          143          285          498           34        1,115
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (447)        (505)        (132)        (170)       1,569           91       (1,006)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     204         (757)        (119)        (352)          36           24       (1,015)
     Realized gain distributions                    -        1,014            -            -          218           44        1,659
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                 204          257         (119)        (352)         254           68          644
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                             1,013       (8,912)        (158)      (5,000)         209            5      (11,666)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $      770       (9,160)        (409)      (5,522)       2,032          164      (12,028)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 15

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                     AIM                                       Alliance
                                           ------------------------  ---------------------------------------------------------------

                                               V.I.        V.I.                                 Bernstein    Bernstein     Bernstein
                                             Capital   International   Premier      Premier    Real Estate  Real Estate    Small Cap
                                          Appreciation    Equity       Growth     Growth B (e) Investment  Investment B(e)   B (e)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -           23            -            -          352           16            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   544           91          760           57          126           19            -
     Administrative fee                            65           11           91           11           15            3            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           609          102          851           68          141           22            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (609)         (79)        (851)         (68)         211           (6)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                    (726)      (3,217)      (1,022)          (3)         115            -            -
     Realized gain distributions                3,688          183        3,353           81            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)               2,962       (3,034)       2,331           78          115            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                           (14,810)       1,069      (14,318)          98          604          190            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $  (12,457)      (2,044)     (12,838)         108          930          184            5
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (e) For the period from May 1, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 16

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                            Alliance     Liberty                         Goldman Sachs                   Scudder II
                                           -----------  -----------  --------------------------------------------------  -----------
                                                         Newport                                                           Dreman
                                            Bernstein     Tiger         Growth                                              High
                                              Value        Fund,         and     International   Global      Internet      Return
                                              B (e)      Variable       Income      Equity       Income     Tollkeeper     Equity
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            7           29           39           67            -            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     1           11           78           38           16            8            2
     Administrative fee                             -            1            9            5            2            1            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             1           12           87           43           18            9            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              (1)          (5)         (58)          (4)          49           (9)          (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -         (248)        (107)        (165)          (4)        (261)           3
     Realized gain distributions                    -            -            -            9            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -         (248)        (107)        (156)          (4)        (261)           3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                 7          106         (551)        (693)         (18)         164           (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        6         (147)        (716)        (853)          27         (106)          (2)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (e) For the period from May 1, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 17

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                        Scudder II                                      MFS
                                           -------------------------------------  --------------------------------------------------

                                              Small        Small                                                          Investors
                                               Cap          Cap       Government                              Research      Trust
                                             Growth        Value      Securities     Bond       Research    Series B (g)   Series
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            -           93           99            3            -          127
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    35           64           32           21          229            4          321
     Administrative fee                             4            8            4            3           28            1           39
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            39           72           36           24          257            5          360
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)             (39)         (72)          57           75         (254)          (5)        (233)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                    (403)          67           17           17         (463)          (2)        (143)
     Realized gain distributions                  404            -            -            -        2,448            -          652
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   1           67           17           17        1,985           (2)         509
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                            (1,043)         745           61           21       (6,622)         (22)      (5,088)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $   (1,081)         740          135          113       (4,891)         (29)      (4,812)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 18

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    MFS
                                           -----------------------------------------------------------------------------------------

                                            Investors                              Emerging
                                              Trust      Emerging      Emerging     Markets       High         High        Global
                                           Series B (g)   Growth     Growth B (g)  Equity (b)    Income     Income B (g) Governments
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            -            -            -          471            -            8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    33          289            2            -           77            7            3
     Administrative fee                             6           35            -            -            9            1            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            39          324            2            -           86            8            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)             (39)        (324)          (2)           -          385           (8)           5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                      (1)      (1,598)          (3)          (4)         (48)           -            1
     Realized gain distributions                    1        1,548            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -          (50)          (3)          (4)         (48)           -            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                15      (10,747)           -           10         (308)          33           (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $      (24)     (11,121)          (5)           6           29           25            5
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (b) For the period from January 1, 2001 to February 12, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 19


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                            MFS                                MetLife                   Oppenheimer
                                           ------------------------------------- --------------------------------------  -----------

                                              Global                    New                                   Stock
                                           Governments      New       Discovery  International Large Cap      Index       Capital
                                               B (g)     Discovery      B (g)        Stock       Growth        B (f)    Appreciation
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -            -            -            1            -            -           73
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     -           43           24            4            6            -          147
     Administrative fee                             -            5            4            -            1            -           18
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             -           48           28            4            7            -          165
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               -          (48)         (28)          (3)          (7)           -          (92)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -           (9)          (4)          (3)        (141)           -         (219)
     Realized gain distributions                    -           83            1           10            -            -        1,091
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -           74           (3)           7         (141)           -          872
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                 -          126          494          (75)          33            1       (2,639)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        -          152          463          (71)        (115)           1       (1,859)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (f) For the period from October 9, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 20

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                              Oppenheimer                                    Putnam
                                           --------------------------------------------------  -------------------------------------
                                           Main Street                                             VT           VT
                                             Growth                                              Growth       Growth         VT
                                               &           High                    Strategic       and       and Income      New
                                             Income       Income         Bond        Bond        Income      Fund B (g)     Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $       78          304        1,010           91          536            -           15
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                   174           38          168           47          403            4           22
     Administrative fee                            21            5           20            6           48            1            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                           195           43          188           53          451            5           25
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)            (117)         261          822           38           85           (5)         (10)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                    (205)         (67)         (60)         (36)        (300)          (1)          27
     Realized gain distributions                    -            -            -          143          374            -           41
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                (205)         (67)         (60)         107           74           (1)          68
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                            (1,442)        (193)          41          (21)      (2,726)          (7)         (47)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $   (1,764)           1          803          124       (2,567)         (13)          11
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 21

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                   Putnam
                                           -----------------------------------------------------------------------------------------
                                                                                                                          VT Inter-
                                                                                                             VT Inter-     national
                                                VT                                    VT          VT          national    New Oppor-
                                               New           VT          VT      International International    New       tunities
                                           Value B (g)     Vista     Vista B (g)    Growth     Growth B (g) Opportunities   B (g)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $        -            -            -           93            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     1          134            1          325           34           41            -
     Administrative fee                             -           16            -           39            6            5            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             1          150            1          364           40           46            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              (1)        (150)          (1)        (271)         (40)         (46)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       -         (621)          (7)        (792)          (1)        (783)          (4)
     Realized gain distributions                    -        1,284            -        2,917            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -          663           (7)       2,125           (1)        (783)          (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                10       (5,541)           3       (8,186)         (27)        (420)           2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        9       (5,028)          (5)      (6,332)         (68)      (1,249)          (2)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 22


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                  Templeton
                                           -----------------------------------------------------------------------------------------


                                           Templeton     Templeton     Franklin    Franklin                   Growth       Inter-
                                             Global       Global        Small        Small       Growth     Securities    national
                                             Income     Income B (a)     Cap       Cap B (a)   Securities      B (a)     Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Income:
     Dividends                             $       36            1           25            1           64            3          465
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    12            1           61            4           38            4          186
     Administrative fee                             1            -            7            1            4            1           22
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            13            1           68            5           42            5          208
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              23            -          (43)          (4)          22           (2)         257
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       2            -         (304)          (1)         (55)          (1)      (2,314)
     Realized gain distributions                    -            -            -            -          536           24        3,483
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   2            -         (304)          (1)         481           23        1,169
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                               (10)           2         (528)          95         (581)           6       (4,232)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       15            2         (875)          90          (78)          27       (2,806)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.




 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 23

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                 Templeton
                                           -----------------------------------------------------------------------------------------
                                                                                                                          Franklin
                                                                      Developing                 Mutual     Franklin     Large Cap
                                          International Developing     Markets      Mutual       Shares     Large Cap      Growth
                                           Securities     Markets     Securities    Shares     Securities     Growth     Securities
                                             B (a)      Securities      B (g)     Securities      B (h)     Securities      B (a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $       10           65            3          204           11           36            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     7           79           13          137           25           81            8
     Administrative fee                             2           10            2           16            5           10            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             9           89           15          153           30           91           10
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               1          (24)         (12)          51          (19)         (55)          (9)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     (44)        (226)           -           37           (2)        (185)          (1)
     Realized gain distributions                   77            -            -          666           37        1,466           60
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                  33         (226)           -          703           35        1,281           59
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                               (57)        (402)          93         (293)          78       (2,109)         (31)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $      (23)        (652)          81          461           94         (883)          19
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.
 (h) For the period from April 12, 2001 to December 31, 2001.


 See accompanying notes to financial statements.




                                                                                                                         (Continued)
                                                                 24

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                                                                  Fidelity
                                           -----------------------------------------------------------------------------------------

                                                                                   VIP III      VIP III        VIP          VIP
                                              VIP           VIP         VIP II      Growth      Growth &      Equity-     Equity-
                                             Growth     Growth B (i) Contrafund  Opportunities   Income       Income    Income B (i)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        3            -           29            3           41           34            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                    46            3           46           11           37           27            2
     Administrative fee                             6            1            6            1            4            3            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                            52            4           52           12           41           30            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)             (49)          (4)         (23)          (9)           -            4           (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                     (62)           7         (105)         (55)        (103)         (14)          (1)
     Realized gain distributions                  241            -          101            -          132           94            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                 179            7           (4)         (55)          29           80           (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                              (888)          34         (529)         (98)        (375)        (209)           3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $     (758)          37         (556)        (162)        (346)        (125)           -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 25

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)



                                            Fidelity              American Century               New England Zenith        Dreyfus
                                           -----------  -------------------------------------  ------------------------  -----------
                                                                                                            Harris
                                                                                                 Davis      Oakmark
                                              VIP           VP                                  Venture     Mid Cap
                                           High Income   Income &        VP            VP         Value       Value         Stock
                                              B (i)       Growth    International    Value     Fund E (a)   Fund B (a)      Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        -           82            1           63            -            -           20
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Mortality and expense risk                     -          208            8          110            8            5           22
     Administrative fee                             -           27            1           14            1            1            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             -          235            9          124            9            6           25
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               -         (153)          (8)         (61)          (9)          (6)          (5)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


     Realized gain (loss) on sale of fund
       shares                                       -           (1)        (183)          34            -           (1)         (96)
     Realized gain distributions                    -            -           58            -            -            -            9
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   -           (1)        (125)          34            -           (1)         (87)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                (1)        (823)        (113)       1,186          135          115         (169)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       (1)        (977)        (246)       1,159          126          108         (261)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 26

 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
 Statement of Operations
 Year ended December 31, 2001
 (In thousands of dollars)



                                                                        Dreyfus                                    Invesco
                                           ---------------------------------------------------------------  ------------------------
                                                                                                   VIF
                                                            VIF           VIF         VIF        Capital                     VIF
                                             Stock      Disciplined  Disciplined    Capital   Appreciation     VIF           High
                                           Index B (g)     Stock      Stock B (g) Appreciation    B (g)      Dynamics       Yield
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $        2            1            1           63           37            -          490
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     2            4            1           81           21           93           48
     Administrative fee                             -            -            -           10            4           12            6
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             2            4            1           91           25          105           54
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)               -           (3)           -          (28)          12         (105)         436
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                       1           (9)          (4)         (35)          (2)        (124)        (102)
     Realized gain distributions                    4            -            -           -             -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                   5           (9)          (4)         (35)          (2)        (124)        (102)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                10          (31)           2         (597)         (40)      (1,670)      (1,166)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $       15          (43)          (2)        (660)         (30)      (1,899)        (832)
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (g) For the period from April 10, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 27

 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
 Statement of Operations
 Year ended December 31, 2001
 (In thousands of dollars)


                                                                                                                            First
                                                                PIMCO                                Scudder I            American
                                           --------------------------------------------------  ------------------------  -----------
                                                                                                                            FAIP
                                              High         Low       StocksPLUS      Total                                 Equity
                                              Yield      Duration     Growth &      Return                International    Income
                                              Bond         Bond        Income        Bond     International    B (g)       IA (j)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Income:
     Dividends                             $       15           19           18          521           12            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Expenses:
     Mortality and expense risk                     3            5            5          147           38            9           14
     Administrative fee                             -            1            1           19            5            2            2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Total expenses                             3            6            6          166           43           11           16
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net investment income (loss)              12           13           12          355          (31)         (11)         (16)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                                      (2)           -          (14)           3         (133)           -            1
     Realized gain distributions                    -            9            -          403          547            4            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net realized gain (loss)                  (2)           9          (14)         406          414            4            1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation
     (depreciation)                                (7)         (19)         (45)        (132)      (1,546)        (158)         689
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets from operations          $        3            3          (47)         629       (1,163)        (165)         674
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.
 (j) For the period from December 14, 2001 to December 31, 2001.



 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 28

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2001
(In thousands of dollars)







                                           Total
                                        ------------


 Income:
     Dividends                         $     36,520
                                        ------------

 Expenses:
     Mortality and expense risk              31,010
     Administrative fee                       3,774
                                        ------------
         Total expenses                      34,784
                                        ------------

         Net investment income (loss)         1,736
                                        ------------

 Net realized gain (loss) on investments:
     Realized gain (loss) on sale of fund
       shares                               (19,350)
     Realized gain distributions             61,170
                                        ------------
         Net realized gain (loss)            41,820
                                        ------------

 Change in unrealized appreciation
     (depreciation)                        (274,641)
                                        ------------

         Net increase (decrease) in net
           assets from operations      $   (231,085)
                                        ============






 See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett  Lord Abbett
                                             Growth       Growth                     Bond                                  Large
                                              and           and          Bond      Debenture   Developing   Developing      Cap
                                             Income     Income B (a)  Debenture      B (a)       Growth     Growth B (a) Research(b)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $   (4,120)        (156)       9,439           61         (471)          (9)         209
       Net realized gain (loss)                 6,380            -         (582)          (1)      (1,165)         (11)       7,990
       Change in unrealized appreciation
         (depreciation)                       (67,729)       2,192       (5,603)          92       (1,972)         213       (8,614)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (65,469)       2,036        3,254          152       (3,608)         193         (415)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            2            -            2            -            1            -
        Company payments
     MetLife Investors Insurance                    -           (1)           -           (1)           -            -            -
        Company redemptions
     Payments received from contract
       owners                                   9,412       24,371        1,850        5,227          749          706          254
     Transfers between sub-accounts
       (including fixed account), net          68,918       34,055        5,882        8,517       (1,868)       1,529      (45,312)
     Transfers for contract benefits and
       terminations                           (78,217)        (275)     (12,523)         (58)      (1,872)         (16)        (247)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           113       58,152       (4,791)      13,687       (2,991)       2,220      (45,305)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                             (65,356)      60,188       (1,537)      13,839       (6,599)       2,413      (45,720)

 Net assets at beginning of period            884,743            -      142,709            -       39,293            -       45,720
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $  819,387       60,188      141,172       13,839       32,694        2,413            -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (b) For the period from January 1, 2001 to February 12, 2001.




 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 30

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                                                                 Met Investors
                                           -----------------------------------------------------------------------------------------

                                                                                                  Small       Small
                                            Mid-Cap       Mid-Cap      Quality      Quality        Cap       Cap Stock    Enhanced
                                             Value      Value B (a)     Bond       Bond B (a)     Stock        B (a)        Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (572)         (49)       2,931            8         (894)          (4)      (1,103)
       Net realized gain (loss)                 6,312          143          429          (12)       9,824           (2)      (3,820)
       Change in unrealized appreciation
         (depreciation)                        (1,505)         750        1,356           31      (17,810)          44      (21,494)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                           4,235          844        4,716           27       (8,880)          38      (26,417)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            1            -            1            -            1            -
        Company payments
     MetLife Investors Insurance                    -           (1)           -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,885        6,286        2,147        2,792          377          347        1,703
     Transfers between sub-accounts
       (including fixed account), net          12,089        8,622        6,531        3,927       (4,984)         438       (2,097)
     Transfers for contract benefits and
       terminations                            (3,871)         (83)      (9,537)         (43)      (5,325)          13      (17,605)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        10,103       14,825         (859)       6,677       (9,932)         799      (17,999)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                              14,338       15,669        3,857        6,704      (18,812)         837      (44,416)

 Net assets at beginning of period             55,623            -       85,637            -       86,824            -      210,856
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net assets at end of period               $   69,961       15,669       89,494        6,704       68,012          837      166,440
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.







 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 31

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                 Met Investors
                                        --------------------------------------------------------------------------------------------

                                                                                                 Inter-
                                            Enhanced      Select        Select   International  national      Balanced      Equity
                                           Index B (a)    Equity     Equity B (a)   Equity     Equity B (a) Portfolio (c) Income (c)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (9)      (1,733)         (16)         (94)          (2)          60          (20)
       Net realized gain (loss)                     -        2,067           18        5,715            3         (739)          33
       Change in unrealized appreciation
         (depreciation)                            20      (15,781)          87      (27,688)         (24)          (4)        (459)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              11      (15,447)          89      (22,067)         (23)        (683)        (446)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            -            1            -            1            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,143        1,128        1,589          468          326           67            1
     Transfers between sub-accounts
       (including fixed account), net           2,127       (6,907)       3,148       (4,765)         694       (7,228)      (5,264)
     Transfers for contract benefits and
       terminations                               (22)     (12,502)         (28)      (6,533)          (7)        (466)        (292)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         3,249      (18,281)       4,710      (10,830)       1,014       (7,627)      (5,555)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               3,260      (33,728)       4,799      (32,897)         991       (8,310)      (6,001)

 Net assets at beginning of period                  -      205,407            -      104,977            -        8,310        6,001
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,260      171,679        4,799       72,080          991            -            -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.
 (c) For the period from January 1, 2001 to December 14, 2001.






 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 32

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                             Growth                  Oppenheimer    PIMCO        Janus                   Lord Abbett
                                              and         Putnam       Capital      Money      Aggressive   Lord Abbett    Growth
                                             Income      Research    Appreciation   Market       Growth       Growth     Opportunity
                                           Equity (c)      B (d)         B (d)       B (d)        B (d)    Opportunity(e)   B (d)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (107)          (2)          (7)           5           (3)          (4)         (18)
       Net realized gain (loss)                (2,449)          (6)          (6)           1            -           (4)          (4)
       Change in unrealized appreciation
         (depreciation)                          (607)          22           64            -           68           11          175
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (3,163)          14           51            6           65            3          153
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            1            1            2            1            -            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -           (1)
        Company redemptions
     Payments received from contract
       owners                                      71          841        1,452        5,538          747           64        2,081
     Transfers between sub-accounts
       (including fixed account), net         (10,055)         192          933         (787)         384          695        3,221
     Transfers for contract benefits and
       terminations                              (560)          (2)          (4)         (19)          (1)          (5)         (20)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                       (10,544)       1,032        2,382        4,734        1,131          754        5,282
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                             (13,707)       1,046        2,433        4,740        1,196          757        5,435

 Net assets at beginning of period             13,707            -            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $        -        1,046        2,433        4,740        1,196          757        5,435
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (c) For the period from January 1, 2001 to December 14, 2001.
 (d) For the period from February 12, 2001 to December 31, 2001.
 (e) For the period from May 1, 2001 to December 31, 2001.





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 33

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                                                              Met Investors
                                           -----------------------------------------------------------------------------------------
                                                                                               MIST SSR
                                              PIMCO                      MFS         MFS     Concentrated    MIST AIM    MIST AIM
                                           Total Return   PIMCO        Mid Cap     Research      Int'l        MidCap     Small Cap
                                              Bond      Innovation     Growth    International Portfolio      Equity      Growth
                                              B (d)        B (d)        B (d)        B (d)        B (f)        B (f)       B (f)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       16           (2)          (6)          (1)           -            -            -
       Net realized gain (loss)                    12           (2)          (2)          (2)           -            -            -
       Change in unrealized appreciation
         (depreciation)                           (34)          52          113            7            1            3           13
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              (6)          48          105            4            1            3           13
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            1            1            1            1            1            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,384          308        1,143          590            9          144          143
     Transfers between sub-accounts
       (including fixed account), net             934          318          534          258           18           31           63
     Transfers for contract benefits and
       terminations                               (14)           1           (1)          (2)           -            1            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         2,305          628        1,677          847           28          177          207
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               2,299          676        1,782          851           29          180          220

 Net assets at beginning of period                  -            -            -            -            -            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    2,299          676        1,782          851           29          180          220
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (d) For the period from February 12, 2001 to December 31, 2001.
 (f) For the period from October 9, 2001 to December 31, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 34

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                              GACC                                  Russell                                  AIM
                                           -----------  ---------------------------------------------------------------  -----------

                                                          Multi-                                              Real
                                             Money        Style       Aggressive                   Core      Estate         V.I.
                                             Market       Equity        Equity       Non-US        Bond     Securities      Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (447)        (505)        (132)        (170)       1,569           91       (1,006)
       Net realized gain (loss)                   204          257         (119)        (352)         254           68          644
       Change in unrealized appreciation
         (depreciation)                         1,013       (8,912)        (158)      (5,000)         209            5      (11,666)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             770       (9,160)        (409)      (5,522)       2,032          164      (12,028)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,890        3,435          499        1,340        2,219          339        5,874
     Transfers between sub-accounts
       (including fixed account), net          16,243        4,522          297        1,308         (391)         275       14,863
     Transfers for contract benefits and
       terminations                           (10,131)      (4,010)        (670)      (1,292)      (2,546)         (91)      (4,935)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         8,002        3,947          126        1,356         (718)         523       15,803
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               8,772       (5,213)        (283)      (4,166)       1,314          687        3,775

 Net assets at beginning of period             27,659       57,981       10,892       23,060       33,686        2,024       79,085
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   36,431       52,768       10,609       18,894       35,000        2,711       82,860
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 35

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)



                                                    AIM                                       Alliance
                                           ------------------------  ---------------------------------------------------------------
                                                                                                            Bernstein
                                              V.I.         V.I.                                Bernstein    Real Estate  Bernstein
                                            Capital    International   Premier      Premier    Real Estate  Investment   Small Cap
                                          Appreciation    Equity       Growth     Growth B(e)  Investment      B (e)        B (e)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (609)         (79)        (851)         (68)         211           (6)           -
       Net realized gain (loss)                 2,962       (3,034)       2,331           78          115            -            -
       Change in unrealized appreciation
         (depreciation)                       (14,810)       1,069      (14,318)          98          604          190            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (12,457)      (2,044)     (12,838)         108          930          184            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            1            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   4,430          376        4,499        7,137        1,030        2,255           54
     Transfers between sub-accounts
       (including fixed account), net          10,573        1,246        9,076        8,668          855        2,719           17
     Transfers for contract benefits and
       terminations                            (2,961)        (486)      (3,040)        (428)        (415)         (24)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        12,043        1,137       10,535       15,377        1,470        4,950           71
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                (414)        (907)      (2,303)      15,485        2,400        5,134           76

 Net assets at beginning of period             46,597        7,789       61,702            -        8,788            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   46,183        6,882       59,399       15,485       11,188        5,134           76
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (e) For the period from May 1, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 36

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                            Alliance      Liberty                      Goldman Sachs                     Scudder II
                                           -----------  -----------  --------------------------------------------------  -----------
                                                          Newport                                                          Dreman
                                            Bernstein      Tiger        Growth                                             High
                                              Value        Fund,         and     International    Global     Internet      Return
                                              B (e)      Variable       Income      Equity        Income    Tollkeeper     Equity
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (1)          (5)         (58)          (4)          49           (9)          (1)
       Net realized gain (loss)                     -         (248)        (107)        (156)          (4)        (261)           3
       Change in unrealized appreciation
         (depreciation)                             7          106         (551)        (693)         (18)         164           (4)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               6         (147)        (716)        (853)          27         (106)          (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                      21           33          241           97          399          198           25
     Transfers between sub-accounts
       (including fixed account), net             185          (14)         394          (45)         618          546          (27)
     Transfers for contract benefits and
       terminations                                 2          (53)        (423)        (159)         (24)          (2)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           208          (34)         212         (107)         993          742           (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 214         (181)        (504)        (960)       1,020          636           (4)

 Net assets at beginning of period                  -          967        6,524        3,665          815          466          139
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      214          786        6,020        2,705        1,835        1,102          135
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (e) For the period from May 1, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 37

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                        Scudder II                                      MFS
                                           -------------------------------------  --------------------------------------------------

                                             Small         Small                                                         Investors
                                              Cap           Cap      Government                              Research      Trust
                                             Growth        Value     Securities      Bond       Research    Series B(g)    Series
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (39)         (72)          57           75         (254)          (5)        (233)
       Net realized gain (loss)                     1           67           17           17        1,985           (2)         509
       Change in unrealized appreciation
         (depreciation)                        (1,043)         745           61           21       (6,622)         (22)      (5,088)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (1,081)         740          135          113       (4,891)         (29)      (4,812)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     160          303          206           37          549          515        1,913
     Transfers between sub-accounts
       (including fixed account), net             244          117          358          323        1,315          259        4,749
     Transfers for contract benefits and
       terminations                              (129)        (226)         (97)        (358)      (1,061)          (7)      (1,317)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           275          194          467            2          803          767        5,345
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


         Net increase (decrease) in net
           assets                                (806)         934          602          115       (4,088)         738          533

 Net assets at beginning of period              3,398        4,724        2,311        1,624       20,779            -       25,518
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    2,592        5,658        2,913        1,739       16,691          738       26,051
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 38

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                      MFS
                                           -----------------------------------------------------------------------------------------

                                            Investors                              Emerging
                                              Trust      Emerging     Emerging      Markets       High         High        Global
                                           Series B(g)    Growth     Growth B(g)   Equity (b)    Income     Income B (g) Governments
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (39)        (324)          (2)           -          385           (8)           5
       Net realized gain (loss)                     -          (50)          (3)          (4)         (48)           -            1
       Change in unrealized appreciation
         (depreciation)                            15      (10,747)           -           10         (308)          33           (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             (24)     (11,121)          (5)           6           29           25            5
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   3,503          787          273            -          256        1,297            -
     Transfers between sub-accounts
       (including fixed account), net           5,695          114          167          (80)       2,330        1,596           66
     Transfers for contract benefits and
       terminations                               (51)      (1,269)          (1)          (2)        (354)         (14)          (6)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         9,147         (368)         439          (82)       2,232        2,879           60
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               9,123      (11,489)         434          (76)       2,261        2,904           65

 Net assets at beginning of period                  -       31,289            -           76        5,205            -          157
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    9,123       19,800          434            -        7,466        2,904          222
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (b) For the period from January 1, 2001 to February 12, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 39

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                           MFS                                  MetLife                  Oppenheimer
                                           -------------------------------------  -------------------------------------  -----------

                                             Global                     New                                    Stock
                                           Governments     New       Discovery  International  Large Cap       Index      Capital
                                              B (g)      Discovery      B (g)       Stock        Growth        B (f)    Appreciation
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -          (48)         (28)          (3)          (7)           -          (92)
       Net realized gain (loss)                     -           74           (3)           7         (141)           -          872
       Change in unrealized appreciation
         (depreciation)                             -          126          494          (75)          33            1       (2,639)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               -          152          463          (71)        (115)           1       (1,859)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            1            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                       3        1,114        3,092            5           68          399           88
     Transfers between sub-accounts
       (including fixed account), net               4        5,488        3,468          278          458           76        1,433
     Transfers for contract benefits and
       terminations                                 1         (198)         (57)         (14)         (32)          (1)        (597)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                             8        6,404        6,503          269          494          475          924
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                   8        6,556        6,966          198          379          476         (935)

 Net assets at beginning of period                  -          146            -          201          167            -       12,136
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $        8        6,702        6,966          399          546          476       11,201
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (f) For the period from October 9, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 40

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                              Oppenheimer                                    Putnam
                                           --------------------------------------------------  -------------------------------------
                                           Main Street                                             VT          VT
                                             Growth                                              Growth      Growth          VT
                                               &            High                   Strategic       and      and Income       New
                                             Income        Income        Bond        Bond        Income     Fund B (g)      Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (117)         261          822           38           85           (5)         (10)
       Net realized gain (loss)                  (205)         (67)         (60)         107           74           (1)          68
       Change in unrealized appreciation
         (depreciation)                        (1,442)        (193)          41          (21)      (2,726)          (7)         (47)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (1,764)           1          803          124       (2,567)         (13)          11
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                   1,408           19          189          173        1,372          570           90
     Transfers between sub-accounts
       (including fixed account), net             959          199          509         (188)         694          359          525
     Transfers for contract benefits and
       terminations                              (777)        (161)        (949)        (255)      (2,150)          (9)         (87)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,590           57         (251)        (270)         (84)         920          528
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                (174)          58          552         (146)      (2,651)         907          539

 Net assets at beginning of period             13,583        2,842       12,664        3,795       33,506            -        1,530
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   13,409        2,900       13,216        3,649       30,855          907        2,069
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (g) For the period from April 10, 2001 to December 31, 2001.





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 41

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                    Putnam
                                           -----------------------------------------------------------------------------------------
                                                                                                                            VT
                                                                                                  VT           VT      International
                                               VT                                    VT         -Inter    International  New Oppor-
                                              New            VT           VT     International  national    New Oppor-    tunities
                                           Value B (g)     Vista     Vista B (g)    Growth     Growth B (g)  tunities       B (g)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (1)        (150)          (1)        (271)         (40)         (46)           -
       Net realized gain (loss)                     -          663           (7)       2,125           (1)        (783)          (4)
       Change in unrealized appreciation
         (depreciation)                            10       (5,541)           3       (8,186)         (27)        (420)           2
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               9       (5,028)          (5)      (6,332)         (68)      (1,249)          (2)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     235          234          118        2,128        4,204           64           76
     Transfers between sub-accounts
       (including fixed account), net             102        1,222          164        4,795        5,502          184           21
     Transfers for contract benefits and
       terminations                                 -         (627)          (3)      (1,345)         (77)        (216)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           337          829          279        5,578        9,629           32           97
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 346       (4,199)         274         (754)       9,561       (1,217)          95

 Net assets at beginning of period                  -       13,774            -       26,507            -        4,084            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      346        9,575          274       25,753        9,561        2,867           95
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.



                                                                                                                         (Continued)
                                                                 42

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                  Templeton
                                           -----------------------------------------------------------------------------------------

                                           Templeton    Templeton     Franklin     Franklin                   Growth
                                             Global       Global        Small       Small        Growth     Securities International
                                             Income     Income B (a)     Cap       Cap B (a)   Securities     B (a)      Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       23            -          (43)          (4)          22           (2)         257
       Net realized gain (loss)                     2            -         (304)          (1)         481           23        1,169
       Change in unrealized appreciation
         (depreciation)                           (10)           2         (528)          95         (581)           6       (4,232)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              15            2         (875)          90          (78)          27       (2,806)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            1            -            1            -            1            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                      26           29          252          494           89          392          552
     Transfers between sub-accounts
       (including fixed account), net             126          158        1,012          936          697          712        2,008
     Transfers for contract benefits and
       terminations                               (70)          (1)        (303)           2         (132)          (8)        (799)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                            82          187          961        1,433          654        1,097        1,761
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                  97          189           86        1,523          576        1,124       (1,045)

 Net assets at beginning of period                870            -        4,980            -        2,763            -       15,121
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      967          189        5,066        1,523        3,339        1,124       14,076
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from April 2, 2001 to December 31, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 43

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                  Templeton
                                           -----------------------------------------------------------------------------------------
                                                                                                                         Franklin
                                            Inter-                   Developing                  Mutual     Franklin     Large Cap
                                            national    Developing     Markets       Mutual      Shares     Large Cap      Growth
                                           Securities    Markets     Securities      Shares    Securities     Growth     Securities
                                              B (a)     Securities      B (g)      Securities     B (h)     Securities      B (a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        1          (24)         (12)          51          (19)         (55)          (9)
       Net realized gain (loss)                    33         (226)           -          703           35        1,281           59
       Change in unrealized appreciation
         (depreciation)                           (57)        (402)          93         (293)          78       (2,109)         (31)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             (23)        (652)          81          461           94         (883)          19
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    1            -            -            -            -            -            1
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     664          664        1,569          847        4,080          144          988
     Transfers between sub-accounts
       (including fixed account), net           1,494        1,682        2,089        3,393        3,611        2,187        1,764
     Transfers for contract benefits and
       terminations                               (12)        (247)         (15)        (416)         (69)        (646)         (20)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         2,147        2,099        3,643        3,824        7,622        1,685        2,733
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               2,124        1,447        3,724        4,285        7,716          802        2,752

 Net assets at beginning of period                  -        5,376            -        8,244            -        6,106            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    2,124        6,823        3,724       12,529        7,716        6,908        2,752
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.
 (g) For the period from April 10, 2001 to December 31, 2001.
 (h) For the period from April 12, 2001 to December 31, 2001.


 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 44

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                                  Fidelity
                                           -----------------------------------------------------------------------------------------

                                                                                    VIP III      VIP III       VIP         VIP
                                              VIP           VIP        VIP II       Growth       Growth &     Equity-     Equity-
                                             Growth     Growth B(i)  Contrafund  Opportunities   Income       Income    Income B (i)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (49)          (4)         (23)          (9)           -            4           (2)
       Net realized gain (loss)                   179            7           (4)         (55)          29           80           (1)
       Change in unrealized appreciation
         (depreciation)                          (888)          34         (529)         (98)        (375)        (209)           3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (758)          37         (556)        (162)        (346)        (125)           -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     273          489           45           10           11           36          232
     Transfers between sub-accounts
       (including fixed account), net             795          321          387           11         (110)         549          277
     Transfers for contract benefits and
       terminations                              (187)          (3)        (206)         (16)        (168)        (129)          (3)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           881          807          226            5         (267)         456          506
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 123          844         (330)        (157)        (613)         331          506

 Net assets at beginning of period              3,608            -        3,898          963        3,283        1,989            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,731          844        3,568          806        2,670        2,320          506
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 45

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                            Fidelity               American Century               New England Zenith      Dreyfus
                                           -----------  -------------------------------------  ------------------------  -----------
                                                                                                             Harris
                                                                                                 Davis       Oakmark
                                              VIP           VP                                  Venture      Mid Cap
                                           High Income   Income &        VP            VP        Value        Value        Stock
                                              B (i)       Growth    International    Value      Fund E (a)   Fund B (a)    Index
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -         (153)          (8)         (61)          (9)          (6)          (5)
       Net realized gain (loss)                     -           (1)        (125)          34            -           (1)         (87)
       Change in unrealized appreciation
         (depreciation)                            (1)        (823)        (113)       1,186          135          115         (169)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              (1)        (977)        (246)       1,159          126          108         (261)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            1            1            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                       4        8,426          100        4,127        2,589        1,086          126
     Transfers between sub-accounts
       (including fixed account), net              32       14,458          201        5,358          988          540          664
     Transfers for contract benefits and
       terminations                                 1         (641)         (50)        (298)         (10)          (5)        (170)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                            37       22,243          251        9,187        3,568        1,622          620
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                  36       21,266            5       10,346        3,694        1,730          359

 Net assets at beginning of period                  -        8,190          633        4,748            -            -        1,360
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $       36       29,456          638       15,094        3,694        1,730        1,719
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========


 (a) For the period from April 2, 2001 to December 31, 2001.
 (i) For the period from April 26, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 46

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)


                                                                       Dreyfus                                      Invesco
                                           ---------------------------------------------------------------  ------------------------
                                                                                                  VIF
                                                           VIF           VIF          VIF       Capital                     VIF
                                             Stock      Disciplined  Disciplined    Capital   Appreciation     VIF          High
                                           Index B (g)     Stock     Stock B (g)  Appreciation    B (g)      Dynamics       Yield
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -           (3)           -          (28)          12         (105)         436
       Net realized gain (loss)                     5           (9)          (4)         (35)          (2)        (124)        (102)
       Change in unrealized appreciation
         (depreciation)                            10          (31)           2         (597)         (40)      (1,670)      (1,166)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              15          (43)          (2)        (660)         (30)      (1,899)        (832)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     516           14          143          791        3,117        3,669        1,682
     Transfers between sub-accounts
       (including fixed account), net             193           51          126        2,604        2,715        7,035        2,024
     Transfers for contract benefits and
       terminations                                (2)         (27)          (6)        (220)         (42)        (303)        (199)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           707           38          263        3,175        5,790       10,401        3,507
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 722           (5)         261        2,515        5,760        8,502        2,675

 Net assets at beginning of period                  -          277            -        4,808            -        4,528        1,847
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      722          272          261        7,323        5,760       13,030        4,522
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 47

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)

                                                                                                                            First
                                                                 PIMCO                                 Scudder I          American
                                           --------------------------------------------------  ------------------------  -----------
                                                                                                                            FAIP
                                              High         Low       StocksPLUS      Total                                 Equity
                                             Yield       Duration     Growth &      Return                 International   Income
                                              Bond         Bond        Income        Bond     International     B (g)      IA (j)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       12           13           12          355          (31)         (11)         (16)
       Net realized gain (loss)                    (2)           9          (14)         406          414            4            1
       Change in unrealized appreciation
         (depreciation)                            (7)         (19)         (45)        (132)      (1,546)        (158)         689
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                               3            3          (47)         629       (1,163)        (165)         674
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company payments
     MetLife Investors Insurance                    -            -            -            -            -            -            -
        Company redemptions
     Payments received from contract
       owners                                     119          102           99        6,448          413        1,355            -
     Transfers between sub-accounts
       (including fixed account), net             178        1,437          149       11,574        1,319        1,233       23,419
     Transfers for contract benefits and
       terminations                               (11)         (12)         (42)        (517)        (101)          (4)         (54)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           286        1,527          206       17,505        1,631        2,584       23,365
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 289        1,530          159       18,134          468        2,419       24,039

 Net assets at beginning of period                 62           86          355        4,365        2,728            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      351        1,616          514       22,499        3,196        2,419       24,039
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (g) For the period from April 10, 2001 to December 31, 2001.
 (j) For the period from December 14, 2001 to December 31, 2001.



 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 48

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001
(In thousands of dollars)




                                           Total
                                        ------------


 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)    $      1,736
       Net realized gain (loss)              41,820
       Change in unrealized appreciation
         (depreciation)                    (274,641)
                                        ------------
         Net increase (decrease) from
           operations                      (231,085)
                                        ------------

 Contract transactions:
     MetLife Investors Insurance                 35
        Company payments
     MetLife Investors Insurance                 (4)
        Company redemptions
     Payments received from contract
       owners                               185,994
     Transfers between sub-accounts
       (including fixed account), net       290,621
     Transfers for contract benefits and
       terminations                        (200,430)
                                        ------------
         Net increase (decrease) in net
           assets from contract
           transactions                     276,216
                                        ------------

         Net increase (decrease) in net
           assets                            45,131

 Net assets at beginning of period        2,572,850
                                        ------------
 Net assets at end of period           $  2,617,981
                                        ============





 See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                                Met Investors
                                           -----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                   Small
                                              and           Bond     Developing      Cap        Mid-Cap       Quality        Cap
                                             Income      Debenture     Growth      Research      Value          Bond        Stock
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $   (1,858)       7,941         (520)        (435)        (420)       3,769       (1,361)
       Net realized gain (loss)                19,538          131        1,951        3,492          360          (40)       5,484
       Change in unrealized appreciation
         (depreciation)                        84,755       (8,801)      (9,813)       1,797       16,951        4,237      (15,875)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         102,435         (729)      (8,382)       4,854       16,891        7,966      (11,752)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                  13,769        2,585        7,050        2,901        2,860        3,125        2,378
     Transfers between sub-accounts
       (including fixed account), net           7,174       (2,797)      11,452        7,214       10,472       (2,383)       4,753
     Transfers for contract benefits and
       terminations                           (74,055)     (13,914)      (1,962)      (2,356)      (2,107)     (11,245)      (6,081)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                       (53,112)     (14,126)      16,540        7,759       11,225      (10,503)       1,050
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                              49,323      (14,855)       8,158       12,613       28,116       (2,537)     (10,702)

 Net assets at beginning of period            835,419      157,563       31,136       33,108       27,507       88,174       97,527
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $  884,742      142,708       39,294       45,721       55,623       85,637       86,825
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 50

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                              Met Investors
                                           -----------------------------------------------------------------------------------------
                                                                                                              Growth      Riggs
                                             Large                                                             and         U.S.
                                              Cap         Select    International                Equity       Income    Government
                                             Stock        Equity       Equity      Balanced      Income       Equity   Securities(a)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $   (1,746)      (1,978)      (1,124)          76            4         (160)          16
       Net realized gain (loss)                19,096       15,766        9,124          253            1          633          (13)
       Change in unrealized appreciation
         (depreciation)                       (47,613)     (30,610)     (30,983)        (307)         725       (1,516)           4
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (30,263)     (16,822)     (22,983)          22          730       (1,043)           7
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -         (203)
     Payments received from contract
       owners                                   9,042        3,788        3,349          162           79          230          383
     Transfers between sub-accounts
       (including fixed account), net          28,939        6,073        8,070          456          (89)         523         (478)
     Transfers for contract benefits and
       terminations                           (23,814)     (13,405)      (7,357)        (771)        (426)        (975)          (1)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        14,167       (3,544)       4,062         (153)        (436)        (222)        (299)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                             (16,096)     (20,366)     (18,921)        (131)         294       (1,265)        (292)

 Net assets at beginning of period            226,951      225,772      123,899        8,441        5,707       14,972          292
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $  210,855      205,406      104,978        8,310        6,001       13,707            -
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========



 (a) For the period from January 1, 2000 to June 30, 2000.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 51

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                           Met Investors   GACC                                 Russell
                                           -----------  -----------  ---------------------------------------------------------------

                                                                        Multi-                                              Real
                                             Riggs         Money        Style     Aggressive                   Core        Estate
                                            Stock (a)     Market        Equity      Equity       Non-U.S.      Bond      Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        1         (439)        (538)        (112)        (303)       1,183           55
       Net realized gain (loss)                    15        3,775        2,132        1,248        1,974         (133)          13
       Change in unrealized appreciation
         (depreciation)                            (4)      (1,818)     (10,113)      (1,365)      (5,688)       1,518          250
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              12        1,518       (8,519)        (229)      (4,017)       2,568          318
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                      (107)           -            -            -            -            -            -
     Payments received from contract
       owners                                     389        4,941        7,023        1,152        2,934        2,789          606
     Transfers between sub-accounts
       (including fixed account), net            (510)     (13,926)       8,255        1,345        3,290        2,943          585
     Transfers for contract benefits and
       terminations                                (3)      (7,769)      (5,107)        (832)      (2,107)      (2,169)        (116)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                          (231)     (16,754)      10,171        1,665        4,117        3,563        1,075
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                (219)     (15,236)       1,652        1,436          100        6,131        1,393

 Net assets at beginning of period                219       42,895       56,328        9,457       22,962       27,554          631
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $        -       27,659       57,980       10,893       23,062       33,685        2,024
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (a) For the period from January 1, 2000 to June 30, 2000.



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 52

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)

                                                                                                                          Goldman
                                                          AIM                            Alliance            Liberty       Sachs
                                           -------------------------------------  ------------------------  -----------  -----------
                                                                                                             Newport
                                                          V.I.          V.I.                      Real        Tiger         Growth
                                              V.I.       Capital    International   Premier      Estate       Fund,          and
                                              Value    Appreciation    Equity       Growth     Investment    Variable       Income
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $     (856)        (517)         (74)        (783)         145           (3)         (70)
       Net realized gain (loss)                 3,409        1,236          322        2,874           (8)          44          (14)
       Change in unrealized appreciation
         (depreciation)                       (16,433)      (9,463)      (2,291)     (14,600)       1,070         (166)        (332)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                         (13,880)      (8,744)      (2,043)     (12,509)       1,207         (125)        (416)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                  16,555       10,619        1,608       22,043        2,675          241          506
     Transfers between sub-accounts
       (including fixed account), net          37,693       31,922        3,816       15,432        1,532          248          370
     Transfers for contract benefits and
       terminations                            (3,855)      (2,329)        (434)      (2,596)        (181)         (20)        (328)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                        50,393       40,212        4,990       34,879        4,026          469          548
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                              36,513       31,468        2,947       22,370        5,233          344          132

 Net assets at beginning of period             42,572       15,128        4,842       39,333        3,554          622        6,392
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $   79,085       46,596        7,789       61,703        8,787          966        6,524
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 53

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                       Goldman Sachs                                   Kemper
                                           -------------------------------------  --------------------------------------------------
                                                                                    Dreman
                                                                                     High        Small        Small
                                          International   Global      Internet      Return        Cap           Cap      Government
                                             Equity       Income    Tollkeeper(b)   Equity       Growth        Value     Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (54)          62           (2)           1          (46)         (38)         131
       Net realized gain (loss)                   223           (1)          (2)         (12)         359           (8)         (39)
       Change in unrealized appreciation
         (depreciation)                          (785)         (19)        (175)          36       (1,095)         170          103
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (616)          42         (179)          25         (782)         124          195
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     506          205          283            -        1,005          351          142
     Transfers between sub-accounts
       (including fixed account), net             390          283          367          (41)       1,521          127         (119)
     Transfers for contract benefits and
       terminations                              (175)         (46)          (4)         (19)        (106)        (280)        (200)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           721          442          646          (60)       2,420          198         (177)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 105          484          467          (35)       1,638          322           18

 Net assets at beginning of period              3,561          332            -          173        1,760        4,402        2,293
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,666          816          467          138        3,398        4,724        2,311
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (b) For the period from July 3, 2000 to December 31, 2000.




 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 54

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                                     MFS
                                           -----------------------------------------------------------------------------------------

                                                                                                 Emerging
                                                                      Investors    Emerging      Markets       High        Global
                                              Bond       Research       Trust       Growth       Equity       Income     Governments
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       80         (273)        (213)        (461)          (1)         323            2
       Net realized gain (loss)                    (8)       1,280          186        2,415           15          (16)           -
       Change in unrealized appreciation
         (depreciation)                            53       (2,532)        (277)      (9,814)         (34)        (731)           6
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                             125       (1,525)        (304)      (7,860)         (20)        (424)           8
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                       7        2,566        4,760        8,613            -          532           33
     Transfers between sub-accounts
       (including fixed account), net           1,680        4,291        4,441        3,834          (46)         831           54
     Transfers for contract benefits and
       terminations                              (407)        (909)        (810)      (1,831)          (7)        (260)         (15)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,280        5,948        8,391       10,616          (53)       1,103           72
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               1,405        4,423        8,087        2,756          (73)         679           80

 Net assets at beginning of period                219       16,358       17,431       28,533          149        4,525           77
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    1,624       20,781       25,518       31,289           76        5,204          157
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 55

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                               MFS               MetLife                              Oppenheimer
                                           -----------  ------------------------  --------------------------------------------------
                                                                                               Main Street
                                                          Putnam       Putnam                    Growth
                                              New      International  Large Cap    Capital         &          High
                                          Discovery (c)  Stock (d)    Growth (d) Appreciation    Income      Income         Bond
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $        -            -            -         (139)        (124)         236          723
       Net realized gain (loss)                     -            -           (2)         639          483          (28)         (59)
       Change in unrealized appreciation
         (depreciation)                            (4)           6          (36)        (992)      (1,752)        (355)        (116)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              (4)           6          (38)        (492)      (1,393)        (147)         548
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     122           61           60        2,051        5,272          159          489
     Transfers between sub-accounts
       (including fixed account), net              28          135          161        3,717        2,466          550        1,675
     Transfers for contract benefits and
       terminations                                 -           (1)         (16)        (603)        (431)        (144)        (590)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           150          195          205        5,165        7,307          565        1,574
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 146          201          167        4,673        5,914          418        2,122

 Net assets at beginning of period                  -            -            -        7,463        7,669        2,424       10,542
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $      146          201          167       12,136       13,583        2,842       12,664
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========




 (c) For the period from September 1, 2000 to December 31, 2000.
 (d) For the period from September 11, 2000 to December 31, 2000.



 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 56

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                           Oppenheimer                              Putnam                                Templeton
                                           -----------  ---------------------------------------------------------------  -----------
                                                            VT                                                  VT
                                                          Growth         VT                       VT       International    Global
                                            Strategic      and           New          VT      International     New         Income
                                              Bond        Income        Value        Vista       Growth    Opportunities  Securities
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      225          106           (1)        (169)          90          (56)          18
       Net realized gain (loss)                   (20)       2,268           38          194        2,481          116           (5)
       Change in unrealized appreciation
         (depreciation)                          (162)        (169)         193       (1,727)      (5,251)      (2,338)          27
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                              43        2,205          230       (1,702)      (2,680)      (2,278)          40
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     558        3,085          288        4,196        7,103        2,547           68
     Transfers between sub-accounts
       (including fixed account), net             148        3,573          377        4,959        2,987        1,484          496
     Transfers for contract benefits and
       terminations                              (109)      (1,628)         (58)        (526)      (1,097)        (181)         (60)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                           597        5,030          607        8,629        8,993        3,850          504
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                                 640        7,235          837        6,927        6,313        1,572          544

 Net assets at beginning of period              3,155       26,271          693        6,847       20,194        2,512          326
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    3,795       33,506        1,530       13,774       26,507        4,084          870
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 57

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                            Templeton                                     Fidelity
                                           ----------------------------------------------------------------------------  -----------
                                                                                                            Franklin
                                             Franklin                              Developing    Mutual     Large Cap
                                              Small       Growth    International   Markets      Shares       Growth        VIP
                                               Cap      Securities   Securities    Securities  Securities   Securities     Growth
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (28)         (11)          50          (24)         (29)         (42)         (39)
       Net realized gain (loss)                   (27)         186        1,158           34           43          121          203
       Change in unrealized appreciation
         (depreciation)                        (1,139)         (58)      (1,537)      (1,675)         676         (269)        (691)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                          (1,194)         117         (329)      (1,665)         690         (190)        (527)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                   1,311          480        1,450        2,658        3,788          838        1,347
     Transfers between sub-accounts
       (including fixed account), net           4,174        1,772        5,545        1,055        1,358        4,659        1,342
     Transfers for contract benefits and
       terminations                              (292)        (143)        (756)        (161)        (172)        (220)        (383)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         5,193        2,109        6,239        3,552        4,974        5,277        2,306
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               3,999        2,226        5,910        1,887        5,664        5,087        1,779

 Net assets at beginning of period                980          538        9,210        3,489        2,581        1,019        1,830
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    4,979        2,764       15,120        5,376        8,245        6,106        3,609
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.

                                                                                                                         (Continued)
                                                                 58

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                                   Fidelity                              American Century
                                           --------------------------------------------------  -------------------------------------

                                                          VIP III      VIP III       VIP          VP
                                             VIP II       Growth       Growth &     Equity-     Income &        VP            VP
                                           Contrafund  Opportunities    Income      Income       Growth    International    Value
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $      (40)          (3)         (14)           -          (48)          (4)         (20)
       Net realized gain (loss)                   245           36          194           76            1          (10)          23
       Change in unrealized appreciation
         (depreciation)                          (516)        (222)        (324)          65         (568)         (58)         672
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (311)        (189)        (144)         141         (615)         (72)         675
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     884          136          457          187        6,898          569        3,255
     Transfers between sub-accounts
       (including fixed account), net           1,734          343          705          496        1,711          139          681
     Transfers for contract benefits and
       terminations                              (225)         (56)        (217)         (63)         (83)          (5)         (36)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         2,393          423          945          620        8,526          703        3,900
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               2,082          234          801          761        7,911          631        4,575

 Net assets at beginning of period              1,816          729        2,482        1,228          279            2          173
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net assets at end of period               $    3,898          963        3,283        1,989        8,190          633        4,748
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========





 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 59

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                         Dreyfus                          INVESCO                   PIMCO
                                           -------------------------------------  ------------------------  ------------------------

                                                           VIF                                   VIF          High          Low
                                             Stock      Disciplined      VIF         VIF         High         Yield       Duration
                                             Index        Stock      Appreciation  Dynamics      Yield        Bond          Bond
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)        $       (1)          (1)           -          (33)           4            3            2
       Net realized gain (loss)                    20            2           57           (6)           -           (1)           -
       Change in unrealized appreciation
         (depreciation)                          (124)         (22)        (162)        (650)        (196)          (2)           1
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) from
           operations                            (105)         (21)        (105)        (689)        (192)           -            3
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                            -            -            -            -            -            -            -
     MetLife Investors Insurance
        Company redemptions                         -            -            -            -            -            -            -
     Payments received from contract
       owners                                     676          246        3,848        4,194        1,607           44           79
     Transfers between sub-accounts
       (including fixed account), net             792           44          873          885          400           18            3
     Transfers for contract benefits and
       terminations                               (16)           -          (32)         (42)         (25)           -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,452          290        4,689        5,037        1,982           62           82
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

         Net increase (decrease) in net
           assets                               1,347          269        4,584        4,348        1,790           62           85

 Net assets at beginning of period                 14           10          225          181           56            -            -
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net assets at end of period               $    1,361          279        4,809        4,529        1,846           62           85
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========







 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 60

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)


                                                  PIMCO                 Scudder
                                        ---------------------------  ------------

                                         StocksPLUS       Total
                                          Growth &        Return
                                           Income          Bond      International    Total
                                        ------------   ------------  -------------  ------------

 Increase (decrease) in net assets
     from operations:
       Net investment income (loss)     $        15            108            (14)          144
       Net realized gain (loss)                  16              -             56       105,587
       Change in unrealized appreciation
         (depreciation)                         (63)           134           (326)     (131,308)
                                        ------------   ------------  -------------  ------------
         Net increase (decrease) from
           operations                           (32)           242           (284)      (25,577)
                                        ------------   ------------  -------------  ------------

 Contract transactions:
     MetLife Investors Insurance
        Company payments                          -              -              -             -
     MetLife Investors Insurance
        Company redemptions                       -              -              -          (310)
     Payments received from contract
       owners                                   349          3,406          2,284       211,835
     Transfers between sub-accounts
       (including fixed account), net            65            710            572       242,819
     Transfers for contract benefits and
       terminations                             (36)           (63)           (13)     (199,867)
                                        ------------   ------------  -------------  ------------
         Net increase (decrease) in net
           assets from contract
           transactions                         378          4,053          2,843       254,477
                                        ------------   ------------  -------------  ------------

         Net increase (decrease) in net
           assets                               346          4,295          2,559       228,900

 Net assets at beginning of period                9             71            169     2,343,957
                                        ------------   ------------  -------------  ------------
 Net assets at end of period            $       355          4,366          2,728     2,572,857
                                        ============   ============  =============  ============




 See accompanying notes to financial statements.


                                                                                                                         (Continued)
                                                                 61

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001


(1)   ORGANIZATION
      MetLife Investors Variable Annuity Account One (the Separate Account) was formerly known as Cova Variable Annuity Account One. The Separate Account, a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company
      (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

      Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

           MetLife Series Trust (Met Investors)                              Russell Insurance Funds (Russell)
              Lord Abbett Growth and Income Portfolio                           Multi-Style Equity Fund
              Lord Abbett Growth and Income Portfolio B                         Aggressive Equity Fund
              Bond Debenture Portfolio                                          Non-U.S. Fund
              Bond Debenture Portfolio B                                        Core Bond Fund
              Developing Growth Portfolio                                       Real Estate Securities Fund
              Developing Growth Portfolio B                                  AIM Variable Insurance Funds, Inc. (AIM)
              Mid-Cap Value Portfolio                                           AIM V.I. Value Fund
              Mid-Cap Value Portfolio B                                         AIM V.I. Capital Appreciation Fund
              Quality Bond Portfolio                                            AIM V.I. International Equity Fund
              Quality Bond Portfolio B                                       Alliance Variable Products Series Fund, Inc. (Alliance)
              Small Cap Stock Portfolio                                         Premier Growth Portfolio
              Small Cap Stock Portfolio B                                       Premier Growth Portfolio B
              Enhanced Index Portfolio                                          Bernstein Real Estate Investment Portfolio
              Enhanced Index Portfolio B                                        Bernstein Real Estate Investment Portfolio B
              Select Equity Portfolio                                           Bernstein Small Cap Portfolio B
              Select Equity Portfolio B                                         Bernstein Value Portfolio B
              International Equity Portfolio                                 Liberty Variable Investment Trust (Liberty)
              International Equity Portfolio B                                  Newport Tiger Fund, Variable Series
              Putnam Research Portfolio B                                    Goldman Sachs Variable Insurance Trust (Goldman Sachs)
              Oppenheimer Capital Appreciation Portfolio B                      Growth and Income Fund
              PIMCO Money Market Portfolio B                                    International Equity Fund
              Janus Aggressive Growth Portfolio B                               Global Income Fund
              Lord Abbett Growth Opportunity Portfolio                          Internet Tollkeeper Fund
              Lord Abbett Growth Opportunity Portfolio B                     Scudder Variable Series II (Scudder II)
              PIMCO Total Return Bond Portfolio B                               Dreman High Return Equity Portfolio
              PIMCO Innovation Portfolio B                                      Small Cap Growth Portfolio
              MFS Mid Cap Growth Portfolio B                                    Small Cap Value Portfolio
              MFS Research International Portfolio B                            Government Securities Portfolio
              MIST SSR Concentrated Int'l Portfolio B                        MFS Variable Insurance Trust (MFS)
              MIST AIM Mid Cap Equity Portfolio B                               MFS Bond Series
              MIST AIM Small Cap Growth Portfolio B                             MFS Research Series
           General American Capital Company (GACC)                              MFS Research Series B
              Money Market Fund                                                 MFS Investors Trust Series

                                                                                                                         (Continued)
                                       62

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(1)   Organization (Cont.)
              MFS Investors Trust Series B                                   Variable Insurance Products Fund, Fund II and Fund III
                                                                              (Fidelity)
              MFS Emerging Growth Series                                        VIP Growth Portfolio
              MFS Emerging Growth Series B                                      VIP Growth Portfolio B
              MFS High Income Series                                            VIP II Contrafund Portfolio
              MFS High Income Series B                                          VIP III Growth Opportunities Portfolio
              MFS Global Governments Series                                     VIP III Growth & Income Portfolio
              MFS Global Governments Series B                                   VIP Equity-Income Portfolio
              MFS New Discovery Series                                          VIP Equity-Income Portfolio B
              MFS New Discovery Series B                                        VIP High Income Portfolio B
           Oppenheimer Variable Account Funds (Oppenheimer)                  American Century Variable Portfolios, Inc. (American
                                                                              Century)
              Oppenheimer Capital Appreciation Fund                             American Century VP Income & Growth Fund
              Oppenheimer Main Street Growth & Income Fund                      American Century VP International Fund
              Oppenheimer High Income Fund                                      American Century VP Value Fund
              Oppenheimer Bond Fund                                          New England Zenith Fund (New England Zenith)
              Oppenheimer Strategic Bond Fund                                   Davis Venture Value Fund E
           Putnam Variable Trust (Putnam)                                       Harris Oakmark Mid Cap Value Fund B
              Putnam VT Growth and Income Fund                               Dreyfus Variable Investment Fund (Dreyfus)
              Putnam VT Growth and Income Fund B                                Dreyfus Stock Index Portfolio
              Putnam VT New Value Fund                                          Dreyfus Stock Index Portfolio B
              Putnam VT New Value Fund B                                        Dreyfus VIF Disciplined Stock Portfolio
              Putnam VT Vista Fund                                              Dreyfus VIF Disciplined Stock Portfolio B
              Putnam VT Vista Fund B                                            Dreyfus VIF Appreciation Portfolio
              Putnam VT International Growth Fund                               Dreyfus VIF Appreciation Portfolio B
              Putnam VT International Growth Fund B                          INVESCO Variable Investment Funds, Inc. (INVESCO)
              Putnam VT International New Opportunities Fund                    INVESCO VIF Dynamics Fund
              Putnam VT International New Opportunities Fund B                  INVESCO VIF High Yield Fund
           Franklin Templeton Variable Insurance Products Trust (Templeton)  PIMCO Variable Insurance Trust (PIMCO)
              Templeton Global Income Securities Fund                           PIMCO High Yield Bond Portfolio
              Templeton Global Income Securities Fund B                         PIMCO Low Duration Bond Portfolio
              Franklin Small Cap Fund                                           PIMCO StocksPLUS Growth & Income Portfolio
              Franklin Small Cap Fund B                                         PIMCO Total Return Bond Portfolio
              Templeton Growth Securities Fund                               Scudder Variable Series I (Scudder I)
              Templeton Growth Securities Fund B                                International Portfolio
              Templeton International Securities Fund                           International Portfolio B
              Templeton International Securities Fund B                      Metropolitan Series, Inc. (MetLife)
              Templeton Developing Markets Securities Fund                      Putnam International Stock Portfolio
              Templeton Developing Markets Securities Fund B                    Putnam Large Cap Growth Portfolio
              Mutual Shares Securities Fund                                     Stock Index Portfolio B
              Mutual Shares Securities Fund B                                First American Insurance Portfolios, Inc. (First
                                                                              American)
              Franklin Large Cap Growth Securities Fund                         FAIP Equity Income IA
              Franklin Large Cap Growth Securities Fund B




                                                                                                                         (Continued)
                                                                 63

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(1)   ORGANIZATION (CONT.)
      On February 12, 2001, the Cova Series Trust was reorganized as the MetLife Series Trust. As a result of this reorganization, the Lord Abbett Large Cap Research Portfolio was merged into the Lord Abbett Growth and Income Portfolio. Additionally, the Lord Abbett Large Cap Research sub-account was merged into the Lord Abbett Growth and Income sub-account. During 2001, Met Investors changed the Large Cap Stock Portfolio name to the Enhanced Index Portfolio. Additionally, during 2001, MFS changed the Growth with Income Series name to the Investors Trust Series. The following sub-accounts ceased operations during the current period:

      MFS Emerging Markets                              February 12, 2001
      Met Investors Balanced Portfolio                  December 14, 2001
      Met Investors Equity Income Portfolio             December 14, 2001
      Met Investors Growth and Income Portfolio         December 14, 2001


(2)   SIGNIFICANT ACCOUNTING POLICIES

      (a)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (b)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund for 2000, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           For the period ended December 31, 2000, GACC followed the federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized gains are deemed to be passed through to the GACC Money Market Fund. As a result, the cost basis in the GACC Money Market Fund is increased and a corresponding capital gain is recognized. This adjustment has no impact on the net assets of the GACC Money Market Fund.

      (c)  FEDERAL INCOME TAXES
           The operations of the Separate Account sub-accounts are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code
           (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

      (d)  ANNUITY RESERVES
           Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

      (e)  ESTIMATES

           The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.

(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 2001, MLI deducted surrender fees of approximately $1,949,000 from the Separate Account.

      For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

              Owner's                   Sales Charge as a % of
              Investment                Gross Purchase Payment
              ----------                ----------------------

              less than $50,000                 5.75%
              $50,000 - $99,999.99              4.50%
              $100,000 - $249,999.99            3.50%
              $250,000 - $499,999.99            2.50%
              $500,000 - $999,999.99            2.00%
              $1,000,000 or more                1.00%

      MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2001, MLI deducted contract maintenance and transfer fees of approximately $865,000 from the Separate Account.

      Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.





                                                                     (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)


(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment follows:

Met Investors Lord Abbett Growth and Income Portfolio     $ 717,504    Liberty Newport Tiger Fund, Variable Series        $     745
Met Investors Lord Abbett Growth and Income Portfolio B      57,996    Goldman Sachs Growth and Income Fund                   6,907
Met Investors Bond Debenture Portfolio                      151,228    Goldman Sachs International Equity Fund                3,747
Met Investors Bond Debenture Portfolio B                     13,747    Goldman Sachs Global Income Fund                       1,887
Met Investors Developing Growth Portfolio                    36,877    Goldman Sach Internet Tollkeeper Fund                  1,113
Met Investors Developing Growth Portfolio B                   2,200    Scudder II Dreman High Return Equity Portfolio           123
Met Investors Mid-Cap Value Portfolio                        53,089    Scudder II Small Cap Growth Portfolio                  4,188
Met Investors Mid-Cap Value Portfolio B                      14,919    Scudder II Small Cap Value Portfolio                   4,704
Met Investors Quality Bond Portfolio                         84,916    Scudder II Government Securities Portfolio             2,797
Met Investors Quality Bond Portfolio B                        6,674    MFS Bond Series                                        1,671
Met Investors Small Cap Stock Portfolio                      71,658    MFS Research Series                                   22,751
Met Investors Small Cap Stock Portfolio B                       793    MFS Research Series B                                    760
Met Investors Enhanced Index Portfolio                      198,993    MFS Investors Trust Series                            30,002
Met Investors Enhanced Index Portfolio B                      3,240    MFS Investors Trust Series B                           9,108
Met Investors Select Equity Portfolio                       184,082    MFS Emerging Growth Series                            28,293
Met Investors Select Equity Portfolio B                       4,712    MFS Emerging Growth Series B                             434
Met Investors International Equity Portfolio                 97,019    MFS High Income Series                                 8,563
Met Investors International Equity Portfolio B                1,015    MFS High Income Series B                               2,871
Met Investors Putnam Research Portfolio B                     1,024    MFS Global Governments Series                            220
Met Investors Oppenheimer Capital Appreciation Portfolio B    2,370    MFS Global Governments Series B                            8
Met Investors PIMCO Money Market Portfolio B                  4,741    MFS New Discovery Series                               6,579
Met Investors Janus Aggressive Growth Portfolio B             1,128    MFS New Discovery Series B                             6,472
Met Investors Lord Abbett Growth Opportunity Portfolio          746    MetLife Putnam International Stock Portfolio             468
Met Investors Lord Abbett Growth Opportunity Portfolio B      5,260    MetLife Putnam Large Cap Growth Portfolio                549
Met Investors PIMCO Total Return Bond Portfolio B             2,333    MetLife Stock Index Portfolio B                          476
Met Investors PIMCO Innovation Portfolio B                      624    Oppenheimer Capital Appreciation Fund                 13,078
Met Investors MFS Mid Cap Growth Portfolio B                  1,669    Oppenheimer Main Street Growth & Income Fund          15,726
Met Investors MFS Research International Portfolio B            844    Oppenheimer High Income Fund                           3,488
Met Investors MIST SSR Concentrated Int'l Portfolio B            28    Oppenheimer Bond Fund                                 13,608
Met Investors MIST AIM Mid Cap Equity Portfolio B               177    Oppenheimer Strategic Bond Fund                        3,833
Met Investors MIST AIM Small Cap Growth Portfolio B             207    Putnam VT Growth and Income Fund                      34,741
GACC Money Market Fund                                       36,021    Putnam VT Growth and Income Fund B                       914
Russell Multi-Style Equity Fund                              66,097    Putnam VT New Value Fund                               1,945
Russell Aggressive Equity Fund                               11,396    Putnam VT New Value Fund B                               336
Russell Non-US Fund                                          24,798    Putnam VT Vista Fund                                  15,156
Russell Core Bond Fund                                       35,220    Putnam VT Vista Fund B                                   272
Russell Real Estate Securities Fund                           2,465    Putnam VT International Growth Fund                   32,385
AIM V.I. Value Fund                                         104,753    Putnam VT International Growth Fund B                  9,588
AIM V.I. Capital Appreciation Fund                           66,860    Putnam VT International New Opportunities Fund         4,765
AIM V.I. International Equity Fund                            7,096    Putnam VT International New Opportunities Fund B          93
Alliance Premier Growth Portfolio                            79,951    Templeton Global Income Securities Fund                  953
Alliance Premier Growth Portfolio B                          15,387    Templeton Global Income Securities Fund B                187
Alliance Bernstein Real Estate Investment Portfolio           9,921    Franklin Small Cap Fund                                6,502
Alliance Bernstein Real Estate Investment Portfolio B         4,944    Franklin Small Cap Fund B                              1,428
Alliance Bernstein Small Cap Portfolio B                         71    Templeton Growth Securities Fund                       3,918
Alliance Bernstein Value Portfolio B                            207    Templeton Growth Securities Fund B                     1,118

                                                                                                                         (Continued)
                                                                 66

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)


(5)   Cost Basis of Investments (cont.)
      The cost basis of each sub-account's investment follows:


Templeton International Securities Fund                    $ 18,840    American Century VP Value Fund                      $ 13,237
Templeton International Securities Fund B                     2,181    New England Zenith Davis Venture Value Fund E          3,559
Templeton Developing Markets Securities Fund                  8,028    New England Zenith Harris Oakmark Mid Cap Value Fund B 1,615
Templeton Developing Markets Securities Fund B                3,631    Dreyfus Stock Index Portfolio                          2,012
Templeton Mutual Shares Securities Fund                      11,993    Dreyfus Stock Index Portfolio B                          712
Templeton Mutual Shares Securities Fund B                     7,638    Dreyfus VIF Disciplined Stock Portfolio                  325
Franklin Large Cap Growth Securities Fund                     9,125    Dreyfus VIF Disciplined Stock Portfolio B                259
Franklin Large Cap Growth Securities Fund B                   2,785    Dreyfus VIF Capital Appreciation Portfolio             8,080
Fidelity VIP Growth Portfolio                                 5,000    Dreyfus VIF Capital Appreciation Portfolio B           5,800
Fidelity VIP Growth Portfolio B                                 810    INVESCO VIF Dynamics Fund                             15,344
Fidelity VIP II Contrafund Portfolio                          4,346    INVESCO VIF High Yield Fund                            5,885
Fidelity VIP III Growth Opportunities Portfolio               1,098    PIMCO High Yield Bond Portfolio                          360
Fidelity VIP III Growth & Income Portfolio                    3,157    PIMCO Low Duration Bond Portfolio                      1,634
Fidelity VIP Equity-Income Portfolio                          2,448    PIMCO StocksPLUS Growth & Income Portfolio               621
Fidelity VIP Equity-Income Portfolio B                          503    PIMCO Total Return Bond Portfolio                     22,496
Fidelity VIP High Income Portfolio B                             37    Scudder I International Portfolio                      5,057
American Century VP Income & Growth Fund                     30,845    Scudder I International Portfolio B                    2,577
American Century VP International Fund                          809    First American FAIP Equity Income IA                  23,350
                                                                                                                      --------------
                                                                                                                        $ 2,722,670
                                                                                                                      ==============







                                                                                                                         (Continued)
                                                                 67

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001


(6)  CHANGES IN UNITS OUTSTANDING


                                                                             Met Investors
                                      ----------------------------------------------------------------------------------------------
                                       Lord Abbett  Lord Abbett
                                         Growth       Growth                                                              Large
                                          and           and          Bond         Bond       Developing     Developing      Cap
                                         Income      Income B     Debenture    Debenture B     Growth        Growth B     Research
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
  Unit Balance at December 31, 1999    21,128,621            -    11,413,993             -     2,153,899             -    2,260,424

            Units Issued                  810,706            -       380,736             -     1,616,788             -      778,144
            Units Redeemed             (2,116,215)           -    (1,389,728)            -      (360,919)            -     (226,824)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000    19,823,112            -    10,405,001             -     3,409,768             -    2,811,744

            Units Issued                2,919,336    1,465,379       639,215       993,476       153,134       227,438       82,552
            Units Redeemed             (2,821,449)     (10,963)     (959,208)       (3,357)     (460,310)            -   (2,894,296)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001    19,920,999    1,454,416    10,085,008       990,119     3,102,592       227,438            -
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
  Unit Balance at December 31, 1999        59,648            -        36,141             -           413             -        1,820

            Units Issued                   66,809            -        16,383             -         2,727             -        5,045
            Units Redeemed                (32,737)           -       (16,574)            -          (987)            -       (1,149)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000        93,720            -        35,950             -         2,153             -        5,716

            Units Issued                   88,822            -        15,345             -         7,645             -            -
            Units Redeemed                (47,647)           -       (13,747)            -          (359)            -       (5,716)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001       134,895            -        37,548             -         9,439             -            -
                                      ============ ============  ============  ============  ============  ============ ============







                                                                                                                         (Continued)
                                                                 68

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                              Met Investors
                                      ----------------------------------------------------------------------------------------------
                                                                                                Small         Small
                                        Mid-Cap       Mid-Cap      Quality       Quality         Cap        Cap Stock    Enhanced
                                         Value        Value B       Bond          Bond B        Stock           B          Index
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999    2,528,900            -     7,608,610             -     5,435,852             -   10,050,149

             Units Issued               1,022,539            -       395,055             -       482,078             -    2,104,150
             Units Redeemed              (160,941)           -    (1,288,030)            -      (430,949)            -   (1,432,153)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000    3,390,498            -     6,715,635             -     5,486,981             -   10,722,146

             Units Issued                 860,249      900,429       725,866       501,250        31,045        62,888      191,542
             Units Redeemed              (252,514)      (2,989)     (793,084)         (575)     (747,329)       (4,235)  (1,167,149)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001    3,998,233      897,440     6,648,417       500,675     4,770,697        58,653    9,746,539
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999          409            -        15,804             -         3,048             -       16,416

             Units Issued                   1,906            -        23,906             -         9,329             -       30,701
             Units Redeemed                  (230)           -       (11,860)            -        (4,105)            -      (12,885)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000        2,085            -        27,850             -         8,272             -       34,232

             Units Issued                   6,313            -        14,275             -         5,544             -       29,316
             Units Redeemed                  (647)           -       (11,613)            -        (2,101)            -      (20,302)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001        7,751            -        30,512             -        11,715             -       43,246
                                      ============ ============  ============  ============  ============  ============ ============





                                                                                                                         (Continued)
                                                                 69


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                              Met Investors
                                      ----------------------------------------------------------------------------------------------
                                        Enhanced      Select        Select    International International   Balanced      Equity
                                        Index B       Equity       Equity B      Equity        Equity B     Portfolio     Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -   12,271,286             -     7,578,951             -       678,937      467,721

             Units Issued                       -      704,724             -       872,466             -        62,016       30,900
             Units Redeemed                     -     (909,427)            -      (629,459)            -       (75,181)     (63,619)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -   12,066,583             -     7,821,958             -       665,772      435,002

             Units Issued                 193,422       76,595       308,771        51,760        95,474        46,741           94
             Units Redeemed                (3,160)  (1,232,664)       (3,431)   (1,014,489)       (1,218)     (712,513)    (435,096)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      190,262   10,910,514       305,340     6,859,229        94,256             -            -
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -       10,234             -         7,202             -             -            -

             Units Issued                       -       26,518             -        13,421             -           569            -
             Units Redeemed                     -       (9,632)            -        (5,247)            -           (29)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -       27,120             -        15,376             -           540            -

             Units Issued                       -       11,367             -         1,455             -         2,890            -
             Units Redeemed                     -      (10,523)            -        (4,366)            -        (3,430)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -       27,964             -        12,465             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============

                                                                                                                         (Continued)
                                                                 70

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                              Met Investors
                                      ----------------------------------------------------------------------------------------------
                                         Growth         Riggs       Riggs                     Oppenheimer     PIMCO         Janus
                                          and            US                      Putnam        Capital        Money      Aggressive
                                         Income      Government     Stock       Research     Appreciation     Market       Growth
                                         Equity         Fund        Fund            B              B             B            B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
   Unit Balance at December 31, 1999    1,072,066       29,265        21,344             -             -             -            -

             Units Issued                  70,994       38,613        38,265             -             -             -            -
             Units Redeemed               (88,876)     (67,878)      (59,609)            -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000    1,054,184            -             -             -             -             -            -

             Units Issued                  49,625            -             -       131,150       288,885       645,249      164,642
             Units Redeemed            (1,103,809)           -             -        (1,087)         (659)     (178,067)        (440)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -       130,063       288,226       467,182      164,202
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                     561            -             -             -             -             -            -
             Units Redeemed                   (42)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000          519            -             -             -             -             -            -

             Units Issued                   2,950            -             -             -             -             -            -
             Units Redeemed                (3,469)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============

                                                                                                                         (Continued)
                                                                 71

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                           Met Investors
                                      ----------------------------------------------------------------------------------------------
                                                                                                                          MIST SSR
                                                                    PIMCO                        MFS           MFS      Concentrated
                                       Lord Abbett  Lord Abbett  Total Return     PIMCO        Mid Cap       Research       Int'l
                                         Growth       Growth        Bond       Innovation      Growth      International  Portfolio
                                      Opportunity  Opportunity B      B             B             B             B             B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                  87,006      620,709       219,432       113,233       217,145       102,285        2,650
             Units Redeemed                (1,267)      (4,766)         (577)       (1,990)         (234)         (456)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001       85,739      615,943       218,855       111,243       216,911       101,829        2,650
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -          .  -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 72

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                              Met Investors         GACC                                Russell
                                     --------------------------  ------------  -----------------------------------------------------
                                       MIST AIM       MIST AIM
                                        MidCap        Small Cap                     Multi-
                                        Equity         Growth        Money          Style       Aggressive                      Core
                                           B              B          Market        Equity         Equity         Non-US         Bond
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
  Unit Balance at December 31, 1999             -            -     3,709,173     3,839,689       907,258     1,566,787    2,654,149

             Units Issued                       -            -       674,119     1,104,057       242,281       461,862      585,248
             Units Redeemed                     -            -    (2,117,998)     (376,094)      (82,721)     (163,814)    (259,862)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -            -     2,265,294     4,567,652     1,066,818     1,864,835    2,979,535

             Units Issued                  16,422       18,549     1,712,600       695,148        92,043       250,107      218,266
             Units Redeemed                     -            -    (1,064,264)     (358,577)      (82,706)     (128,328)    (282,964)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001        16,422       18,549     2,913,630     4,904,223     1,076,155     1,986,614    2,914,837
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
  Unit Balance at December 31, 1999             -            -        13,985           616           164           398          363

             Units Issued                       -            -        20,580           762           147           439       14,508
             Units Redeemed                     -            -       (10,678)         (179)          (22)          (85)      (1,530)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -            -        23,887         1,199           289           752       13,341

             Units Issued                       -            -         7,768        11,945         3,522         1,152       13,839
             Units Redeemed                     -            -        (4,443)         (624)          (76)         (240)      (4,303)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001             -            -        27,212        12,520         3,735         1,664       22,877
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 73

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                        Russell                      AIM                                   Alliance
                                      ------------  ---------------------------------------  ---------------------------------------

                                          Real                       V.I.         V.I.                                   Bernstein
                                         Estate        V.I.        Capital    International    Premier       Premier    Real Estate
                                       Securities     Value      Appreciation    Equity        Growth        Growth B    Investment
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999       67,264    2,544,761       901,235       277,998     2,065,459             -      475,475

             Units Issued                 115,699    4,022,923     2,992,607       448,832     2,017,051             -      492,131
             Units Redeemed               (11,109)    (926,802)     (708,232)     (103,072)     (145,268)            -      (26,589)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      171,854    5,640,882     3,185,610       623,758     3,937,242             -      941,017

             Units Issued                  53,012    1,764,145     1,384,048       198,825       945,872     1,258,467      268,784
             Units Redeemed                (8,765)    (475,798)     (321,329)      (92,409)     (242,147)      (43,947)    (113,609)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      216,101    6,929,229     4,248,329       730,174     4,640,967     1,214,520    1,096,192
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -        5,389         3,819             -         4,489             -            -
             Units Redeemed                     -       (1,509)       (1,742)            -        (3,051)            -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -        3,880         2,077             -         1,438             -            -

             Units Issued                     452       15,363         9,147         7,824         2,730             -          570
             Units Redeemed                   (30)      (3,707)         (216)       (2,088)         (261)            -           (5)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001          422       15,536        11,008         5,736         3,907             -          565
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 74

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                    Alliance                     Liberty                  Goldman Sachs
                                      ---------------------------------------  ------------  ---------------------------------------
                                                                                 Newport
                                       Bernstein    Bernstein     Bernstein       Tiger         Growth
                                      Real Estate   Small Cap       Value         Fund,           and     International   Global
                                      Investment B     B              B          Variable       Income       Equity       Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -            -             -        40,648       620,568       240,170       31,541

             Units Issued                       -            -             -        51,655       107,570        70,332       46,892
             Units Redeemed                     -            -             -       (16,388)      (54,213)      (23,292)      (6,313)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -        75,915       673,925       287,210       72,120

             Units Issued                 504,467        6,876        21,497        19,901        80,101        16,710      103,133
             Units Redeemed                  (154)           -             -       (19,492)      (59,267)      (27,554)     (18,946)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      504,313        6,876        21,497        76,324       694,759       276,366      156,307
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,083            -
             Units Redeemed                     -            -             -             -             -          (308)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -         1,775            -

             Units Issued                       -            -             -             -           863             -          152
             Units Redeemed                     -            -             -             -           (49)         (272)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -           814         1,503          152
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 75

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                     Goldman Sachs                       Scudder II                                   MFS
                                      ------------  -----------------------------------------------------  -------------------------
                                                      Dreman
                                                       High         Small         Small
                                        Internet      Return         Cap           Cap       Government
                                       Tollkeeper     Equity       Growth         Value      Securities        Bond       Research
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
   Unit Balance at December 31, 1999            -       18,808       113,560       496,083       218,804        21,525    1,098,586

             Units Issued                  73,703        2,672       146,721        72,191        37,910       179,467      447,920
             Units Redeemed                (2,022)      (9,795)      (11,214)      (49,390)      (55,183)      (52,967)     (59,119)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000       71,681       11,685       249,067       518,884       201,531       148,025    1,487,387

             Units Issued                 314,671        2,712        57,483        70,854        69,935        35,075      157,738
             Units Redeemed              (127,703)      (2,999)      (36,013)      (54,932)      (33,519)      (35,151)    (108,219)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      258,649       11,398       270,537       534,806       237,947       147,949    1,536,906
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -           -

             Units Issued                       -            -             -             -             -             -        2,694
             Units Redeemed                     -            -             -             -             -             -         (854)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -             -        1,840
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 76

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                                   MFS
                                      ----------------------------------------------------------------------------------------------

                                                     Investors    Investors                                  Emerging
                                        Research       Trust        Trust        Emerging      Emerging       Markets       High
                                        Series B      Series       Series B       Growth       Growth B       Equity       Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -    1,373,014             -     1,237,361             -        16,687      437,876

             Units Issued                       -      734,086             -       564,281             -         3,761      140,579
             Units Redeemed                     -      (65,821)            -       (91,225)            -        (9,369)     (32,230)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -    2,041,279             -     1,710,417             -        11,079      546,225

             Units Issued                  70,393      598,602       894,833       127,387        36,977             8      269,225
             Units Redeemed                (2,205)    (125,444)      (11,729)     (186,884)         (694)      (11,087)     (36,168)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001       68,188    2,514,437       883,104     1,650,920        36,283             -      779,282
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -         8,187             -             -        1,037
             Units Redeemed                     -            -             -        (7,022)            -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -         1,165             -             -        1,037

             Units Issued                       -          385             -             -             -             -            -
             Units Redeemed                     -          (19)            -          (527)            -             -         (223)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -          366             -           638             -             -          814
                                      ============ ============  ============  ============  ============  ============ ============



                                                                                                                         (Continued)
                                                                 77

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                     MFS                                             MetLife
                                      -------------------------------------------------------------------  -------------------------


                                          High       Global        Global          New            New     International  Large Cap
                                        Income B   Governments  Governments B   Discovery     Discovery B     Stock       Growth
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -        7,473             -             -             -             -            -

             Units Issued                       -       15,065             -        17,947             -        23,800       23,544
             Units Redeemed                     -       (7,772)            -          (980)            -        (2,454)        (823)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -       14,766             -        16,967             -        21,346       22,721

             Units Issued                 306,010       11,027           736       834,482       872,917        34,945       93,724
             Units Redeemed                (1,157)      (5,520)            -       (22,519)       (5,503)       (2,178)      (7,393)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      304,853       20,273           736       828,930       867,414        54,113      109,052
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -           -

             Units Issued                       -            -             -         3,605             -             -            -
             Units Redeemed                     -            -             -          (306)            -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -         3,299             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 78

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                        MetLife                                Oppenheimer                                Putnam
                                      ------------  ------------------------------------------------------------------- ------------
                                                                  Main Street                                                VT
                                         Stock                      Growth                                                 Growth
                                         Index       Capital          &            High                      Strategic       and
                                           B       Appreciation     Income        Income         Bond           Bond       Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------


Accumulation Units:
   Unit Balance at December 31, 1999            -      436,692       618,771       238,266     1,030,539       306,527    2,304,013

             Units Issued                       -      318,330       636,886        76,529       209,485        91,074      599,163
             Units Redeemed                     -      (33,143)      (37,372)      (20,570)      (56,665)      (33,299)    (146,882)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -      721,879     1,218,285       294,225     1,183,359       364,302    2,756,294

             Units Issued                  43,965      119,027       229,962        28,042        76,524        31,596      212,312
             Units Redeemed                   (17)     (68,002)      (90,552)      (23,637)      (97,954)      (58,902)    (228,624)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001       43,948      772,904     1,357,695       298,630     1,161,929       336,996    2,739,982
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,184        4,721
             Units Redeemed                     -            -             -             -             -           (51)        (995)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -         2,133        3,726
                                      ============ ============  ============  ============  ============  ============ ============



                                                                                                                         (Continued)
                                                                 79

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                                                                 Putnam
                                      ----------------------------------------------------------------------------------------------
                                           VT                                                                                VT
                                         Growth         VT             VT                                      VT          Inter-
                                       and Income       New           New           VT           VT       International   national
                                         Fund B        Value        Value B       Vista        Vista B        Growth      Growth B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
  Unit Balance at December 31, 1999             -       66,900             -       385,345             -     1,092,379            -

             Units Issued                       -       60,976             -       472,534             -       587,078            -
             Units Redeemed                     -       (5,674)            -       (39,257)            -       (74,009)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -      122,202             -       818,622             -     1,605,448            -

             Units Issued                  81,972       73,974        27,156       116,692        25,516       480,976      748,361
             Units Redeemed                (1,071)     (34,986)            -       (71,255)         (630)      (98,948)      (8,056)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001        80,901      161,190        27,156       864,059        24,886     1,987,476      740,305
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
  Unit Balance at December 31, 1999             -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -           -              -             -             -             -            -

             Units Issued                       -          709             -         2,903             -           206            -
             Units Redeemed                     -          (64)            -             -             -           (21)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001             -          645             -         2,903             -           185            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 80

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                                 Putnam                                     Templeton
                                      -------------------------  -------------------------------------------------------------------
                                                        VT
                                           VT         Inter-
                                     International   national     Templeton     Templeton     Franklin      Franklin
                                          New       New Oppor-      Global        Global        Small         Small        Growth
                                     Opportunities tunities B       Income       Income B        Cap          Cap B      Securities
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999      110,085            -        33,720             -        55,398             -       42,835

             Units Issued                 196,359            -        59,738             -       418,566             -      195,483
             Units Redeemed               (12,189)           -        (7,022)            -      (129,570)            -      (29,489)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      294,255            -        86,436             -       344,394             -      208,829

             Units Issued                  32,442       30,576        26,330        18,615       137,753       124,872       69,758
             Units Redeemed               (34,382)     (20,787)      (17,696)            -       (58,329)          (20)     (19,444)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      292,315        9,789        95,070        18,615       423,818       124,852      259,143
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                   3,070            -             -             -             -             -            -
             Units Redeemed                (1,883)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000        1,187            -             -             -             -             -            -

             Units Issued                   1,161            -             -             -             -             -            -
             Units Redeemed                  (272)           -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001        2,076            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 81

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               Templeton
                                      ----------------------------------------------------------------------------------------------

                                                                  Inter-        Developing    Developing      Mutual       Mutual
                                        Growth     International  national       Markets       Markets        Shares       Shares
                                      Securities B  Securities   Securities B   Securities   Securities B   Securities  Securities B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
  Unit Balance at December 31, 1999             -      826,137             -       304,489             -       247,806            -

             Units Issued                       -      667,598             -       432,998             -       479,269            -
             Units Redeemed                     -      (86,507)            -       (40,183)            -       (17,514)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -    1,407,228             -       697,304             -       709,561            -

             Units Issued                  87,165      268,647       239,943       353,919       535,973       341,975      637,758
             Units Redeemed                  (377)     (98,313)       (1,882)      (74,796)       (1,546)      (31,050)      (6,231)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001        86,788    1,577,562       238,061       976,427       534,427     1,020,486      631,527
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
  Unit Balance at December 31, 1999             -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,452            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2000             -            -             -             -             -         2,452            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -          (369)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

  Unit Balance at December 31, 2001             -            -             -             -             -         2,083            -
                                      ============ ============  ============  ============  ============  ============ ============




                                                                                                                         (Continued)
                                                                 82

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                              Templeton                                      Fidelity
                                      -------------------------  -------------------------------------------------------------------
                                        Franklin    Franklin
                                       Large Cap    Large Cap                                                VIP III      VIP III
                                         Growth      Growth          VIP           VIP          VIP II       Growth       Growth &
                                       Securities  Securities B     Growth       Growth B     Contrafund  Opportunities    Income
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999       69,488            -       103,240             -       119,923        60,394      188,911

             Units Issued                 411,023            -       151,988             -       174,857        44,081       95,304
             Units Redeemed               (76,153)           -       (23,226)            -       (15,071)       (6,942)     (21,269)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      404,358            -       232,002             -       279,709        97,533      262,946

             Units Issued                 201,472      210,552        78,482        71,308        39,805        13,154        9,388
             Units Redeemed               (81,748)      (3,728)      (15,129)       (4,280)      (23,614)      (13,945)     (34,652)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      524,082      206,824       295,355        67,028       295,900        96,742      237,682
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                   1,899            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001        1,899            -             -             -             -             -            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 83


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                                                                        New England
                                                      Fidelity                            American Century                 Zenith
                                      ---------------------------------------  ---------------------------------------- ------------

                                          VIP           VIP          VIP           VP                                      Davis
                                        Equity-       Equity-    High Income    Income &         VP            VP         Venture
                                         Income       Income B        B          Growth     International     Value     Value Fund E
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999      110,182            -             -        27,012           155        17,999            -

             Units Issued                  62,080            -             -       888,970        67,506       407,576            -
             Units Redeemed                (5,267)           -             -       (15,615)       (6,021)         (254)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      166,995            -             -       900,367        61,640       425,321            -

             Units Issued                  52,024       46,230         4,006     2,773,536        39,252       812,486      364,766
             Units Redeemed               (11,177)        (769)            -       (90,205)      (12,131)      (22,802)         (37)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      207,842       45,461         4,006     3,583,698        88,761     1,215,005      364,729
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -            -             -

             Units Issued                       -            -             -           471             -           130            -
             Units Redeemed                     -            -             -           (13)            -            (8)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -           458             -           122            -
                                      ============ ============  ============  ============  ============  ============ ============

                                                                                                                         (Continued)
                                                                 84


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:



                                       New England Zenith                               Dreyfus
                                      ------------ ---------------------------------------------------------------------------------
                                         Harris                                                                              VIF
                                        Oakmark                                    VIF            VIF          VIF         Capital
                                        Mid Cap        Stock         Stock     Disciplined    Disciplined    Capital    Appreciation
                                      Value Fund B     Index        Index B       Stock         Stock B    Appreciation       B
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999            -        1,373             -           944             -        22,221            -

             Units Issued                       -      148,298             -        29,311             -       467,033            -
             Units Redeemed                     -       (2,296)            -           (25)            -        (3,650)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -      147,375             -        30,230             -       485,604            -

             Units Issued                 145,383      111,413        92,041         8,858        36,379       362,883      663,280
             Units Redeemed                  (136)     (43,720)       (1,358)       (4,525)       (3,135)      (24,241)     (10,253)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001      145,247      215,068        90,683        34,563        33,244       824,246      653,027
                                      ============ ============  ============  ============  ============  ============ ============



Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -             -            -
             Units Redeemed                     -            -             -             -             -             -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -             -         2,901            -
             Units Redeemed                     -            -             -             -             -          (185)           -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001            -            -             -             -             -         2,716            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 85

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                               Invesco                                  PIMCO                            Scudder I
                                      -------------------------  ------------------------------------------------------ ------------

                                                       VIF           High         Low        StocksPLUS       Total
                                           VIF        High          Yield       Duration       Growth &       Return
                                        Dynamics      Yield          Bond         Bond          Income         Bond    International
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

Accumulation Units:
   Unit Balance at December 31, 1999       16,259        5,548            10            10           887         7,170       14,499

             Units Issued                 421,775      208,893         6,262         7,985        38,862       403,983      294,200
             Units Redeemed               (10,600)      (4,911)          (18)           (3)       (3,511)       (4,590)      (4,754)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000      427,434      209,530         6,254         7,992        36,238       406,563      303,945

             Units Issued               1,432,720      451,705        30,534       135,042        30,325     1,592,633      235,608
             Units Redeemed              (49,942)      (49,921)       (1,535)         (850)       (5,164)      (40,830)     (17,261)
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001    1,810,212      611,314        35,253       142,184        61,399     1,958,366      522,292
                                      ============ ============  ============  ============  ============  ============ ============




Annuity Units:
   Unit Balance at December 31, 1999            -            -             -             -             -             -            -

             Units Issued                       -            -             -             -         2,789             -            -
             Units Redeemed                     -            -             -             -          (389)            -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2000            -            -             -             -         2,400             -            -

             Units Issued                     173          475             -           303             -           681            -
             Units Redeemed                   (32)         (22)            -             -          (353)            -            -
                                      ------------ ------------  ------------  ------------  ------------  ------------ ------------

   Unit Balance at December 31, 2001          141          453             -           303         2,047           681            -
                                      ============ ============  ============  ============  ============  ============ ============


                                                                                                                         (Continued)
                                                                 86

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001



(6)  CHANGES IN UNITS OUTSTANDING, CONTINUED:


                                       Scudder I     First American
                                      ------------  ---------------

                                                        FAIP
                                      International Equity Income
                                           B             IA
                                      ------------  -------------


 Accumulation Units:
     Unit Balance at December 31, 1999          -              -

             Units Issued                       -              -
             Units Redeemed                     -              -
                                      ------------  -------------

     Unit Balance at December 31, 2000          -              -

             Units Issued                 399,265      1,832,065
             Units Redeemed                (4,133)             -
                                      ------------  -------------

     Unit Balance at December 31, 2001    395,132      1,832,065
                                      ============  =============




 Annuity Units:
     Unit Balance at December 31, 1999          -              -

             Units Issued                       -              -
             Units Redeemed                     -              -
                                      ------------  -------------

     Unit Balance at December 31, 2000          -              -

             Units Issued                       -          4,759
             Units Redeemed                     -              -
                                      ------------  -------------

     Unit Balance at December 31, 2001          -          4,759
                                      ============  =============




                                                                     (Continued)
                                             87


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the years or periods ended December 31, 2001 and December 31, 2000 follows:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------

      Met Investors Lord Abbett Growth and Income Portfolio 2001          $      62,435         $    56,055        $    6,380
                                                            2000                 67,407              61,043             6,364

      Met Investors Lord Abbett Growth and Income Portfolio 2001                      -                   -                 -
                                                            2000                      -                   -                 -

      Met Investors Bond Debenture Portfolio                2001                 11,627              12,209              (582)
                                                            2000                 18,683              18,552               131

      Met Investors Bond Debenture Portfolio B              2001                     13                  14                (1)
                                                            2000                      -                   -                 -

      Met Investors Developing Growth Portfolio             2001                  4,877               6,042            (1,165)
                                                            2000                    826                 804                22

      Met Investors Developing Growth Portfolio B           2001                    100                 111               (11)
                                                            2000                      -                   -                 -

      Met Investors Large Cap Research Portfolio            2001                 46,513              39,679             6,834
                                                            2000                  1,465               1,269               196

      Met Investors Mid-Cap Value Portfolio                 2001                  4,224               3,262               962
                                                            2000                    881                 749               132

      Met Investors Mid-Cap Value Portfolio B               2001                    139                 160               (21)
                                                            2000                      -                   -                 -

      Met Investors Quality Bond Portfolio                  2001                  8,523               8,094               429
                                                            2000                 14,513              14,553               (40)

      Met Investors Quality Bond Portfolio B                2001                    312                 324               (12)
                                                            2000                      -                   -                 -

      Met Investors Small Cap Stock Portfolio               2001                 11,573              11,970              (397)
                                                            2000                  5,745               4,236             1,509






                                                                                                                   (Continued)
                                                                88

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Met Investors Small Cap Stock Portfolio B             2001         $         147         $        156        $     (9)
                                                            2000                     -                    -               -

      Met Investors Enhanced Index Portfolio                2001                21,675               25,495          (3,820)
                                                            2000                13,513               12,825             688

      Met Investors Enhanced Index Portfolio B              2001                    15                   15               -
                                                            2000                     -                    -               -

      Met Investors Select Equity Portfolio                 2001                21,417               23,267          (1,850)
                                                            2000                11,947               10,844           1,103

      Met Investors Select Equity Portfolio B               2001                     9                    9               -
                                                            2000                     -                    -               -

      Met Investors International Equity Portfolio          2001                19,163               23,855          (4,692)
                                                            2000                10,652                9,184           1,468

      Met Investors International Equity Portfolio B        2001                   279                  301             (22)
                                                            2000                     -                    -               -

      Met Investors Balanced Portfolio                      2001                 8,240                8,979            (739)
                                                            2000                 1,333                1,311              22

      Met Investors Equity Income Portfolio                 2001                 5,860                6,031            (171)
                                                            2000                   956                  973             (17)

      Met Investors Growth and Income Equity Portfolio      2001                10,498               13,438          (2,940)
                                                            2000                 1,350                1,237             113

      Met Investors Putnam Research Portfolio B             2001                    43                   49              (6)
                                                            2000                     -                    -               -

      Met Investors Oppenheimer Capital Appreciation B      2001                    55                   61              (6)
                                                            2000                     -                    -               -

      Met Investors PIMCO Money Market Portfolio B          2001                 4,060                4,060               -
                                                            2000                     -                    -               -





                                                                                                                  (Continued)
                                                                89

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------

      Met Investors Janus Aggressive Growth Portfolio B     2001          $          12         $        12         $      -
                                                            2000                      -                   -                -

      Met Investors Lord Abbett Growth Opportunity          2001                     53                  57               (4)
                                                            2000                      -                   -                -

      Met Investors Lord Abbett Growth Opportunity Portfolio2001                     20                  24               (4)
                                                            2000                      -                   -                -

      Met Investors PIMCO Total Return Bond Portfolio B     2001                     12                  12                -
                                                            2000                      -                   -                -

      Met Investors PIMCO Innovation Portfolio B            2001                     58                  60               (2)
                                                            2000                      -                   -                -

      Met Investors MFS Mid Cap Growth Portfolio B          2001                     27                  29               (2)
                                                            2000                      -                   -                -

      Met Investors MFS Research International Portfolio B  2001                     28                  30               (2)
                                                            2000                      -                   -                -

      Met Investors MIST SSR Concentrated Int'l Portfolio B 2001                      -                   -                -
                                                            2000                      -                   -                -

      Met Investors MIST AIM Mid Cap Equity Portfolio B     2001                      -                   -                -
                                                            2000                      -                   -                -

      Met Investors MIST AIM Small Cap Growth Portfolio B   2001                      -                   -                -
                                                            2000                      -                   -                -

      GACC Money Market Fund                                2001                 50,296              50,092              204
                                                            2000                 60,041              57,995            2,046

      Russell Multi-Style Equity Fund                       2001                  3,173               3,930             (757)
                                                            2000                  3,759               3,680               79

      Russell Aggressive Equity Fund                        2001                    870                 989             (119)
                                                            2000                    863                 808               55

      Russell Non-US Fund                                   2001                  1,496               1,848             (352)
                                                            2000                  1,546               1,445              101



                                                                                                                      (Continued)
                                                                90

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Russell Core Bond Fund                                2001          $       4,433        $      4,397         $      36
                                                            2000                  2,789               2,922              (133)

      Russell Real Estate Securities Fund                   2001                    245                 221                24
                                                            2000                    235                 222                13

      AIM V.I. Value Fund                                   2001                  3,842               4,857            (1,015)
                                                            2000                    642                 702               (60)

      AIM V.I. Capital Appreciation Fund                    2001                  1,743               2,469              (726)
                                                            2000                    539                 602               (63)

      AIM V.I. International Equity Fund                    2001                 14,112              17,329            (3,217)
                                                            2000                 15,335              15,512              (177)

      Alliance Premier Growth Portfolio                     2001                  2,458               3,480            (1,022)
                                                            2000                    323                 317                 6

      Alliance Premier Growth Portfolio B                   2001                    261                 264                (3)
                                                            2000                      -                   -                 -

      Alliance Bernstein Real Estate Investment Portfolio   2001                  1,694               1,579               115
                                                            2000                    284                 292                (8)

      Alliance Bernstein Real Estate Investment Portfolio B 2001                     20                  20                 -
                                                            2000                      -                   -                 -

      Alliance Bernstein Small Cap Portfolio B              2001                      1                   1                 -
                                                            2000                      -                   -                 -

      Alliance Bernstein Value Portfolio B                  2001                     28                  28                 -
                                                            2000                      -                   -                 -

      Liberty Newport Tiger Fund, Variable Series           2001                  4,286               4,534              (248)
                                                            2000                  5,324               5,280                44

      Goldman Sachs Growth and Income Fund                  2001                    683                 790              (107)
                                                            2000                    978                 992               (14)





                                                                                                                      (Continued)
                                                                91

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Goldman Sachs International Equity Fund               2001          $         517         $       682         $    (165)
                                                            2000                    372                 369                 3

      Goldman Sachs Global Income Fund                      2001                    423                 427                (4)
                                                            2000                     99                 100                (1)

      Goldman Sachs Internet Tollkeeper Fund                2001                  1,425               1,686              (261)
                                                            2000                      9                  11                (2)

      Scudder II Kemper Dreman High Return Equity Portfolio 2001                     43                  40                 3
                                                            2000                     92                 111               (19)

      Scudder II Kemper Small Cap Growth Portfolio          2001                    667               1,070              (403)
                                                            2000                    504                 439                65

      Scudder II Kemper Small Cap Value Portfolio           2001                    851                 784                67
                                                            2000                    831                 839                (8)

      Scudder II Kemper Government Securities Portfolio     2001                    581                 564                17
                                                            2000                    857                 896               (39)

      MFS Bond Series                                       2001                    435                 418                17
                                                            2000                    618                 626                (8)

      MFS Research Series                                   2001                  1,418               1,881              (463)
                                                            2000                    409                 349                60

      MFS Research Series B                                 2001                     52                  54                (2)
                                                            2000                      -                   -                 -

      MFS Investors Trust Series                            2001                    824                 967              (143)
                                                            2000                    438                 419                19

      MFS Investors Trust Series B                          2001                     13                  14                (1)
                                                            2000                      -                   -                 -

      MFS Emerging Growth Series                            2001                  3,948               5,546            (1,598)
                                                            2000                  2,085               1,427               658





                                                                                                                      (Continued)
                                                                92

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      MFS Emerging Growth Series B                          2001          $         73          $        76          $    (3)
                                                            2000                     -                    -                -

      MFS Emerging Markets Equity Series                    2001                    84                   88               (4)
                                                            2000                   109                   94               15

      MFS High Income Series                                2001                   327                  375              (48)
                                                            2000                   454                  470              (16)

      MFS High Income Series B                              2001                     -                    -                -
                                                            2000                     -                    -                -

      MFS Global Governments Series                         2001                    75                   74                1
                                                            2000                    96                   96                -

      MFS Global Governments Series B                       2001                     3                    3                -
                                                            2000                     -                    -                -

      MFS New Discovery Series                              2001                    81                   90               (9)
                                                            2000                     -                    -                -

      MFS New Discovery Series B                            2001                   204                  208               (4)
                                                            2000                     -                    -                -

      MetLife Putnam International Stock Portfolio          2001                    14                   17               (3)
                                                            2000                    21                   21                -

      MetLife Putnam Large Cap Growth Portfolio             2001                 1,043                1,184             (141)
                                                            2000                    23                   25               (2)

      MetLife Stock Index Portfolio B                       2001                     -                    -                -
                                                            2000                     -                    -                -

      Oppenheimer Capital Appreciation Fund                 2001                 1,326                1,545             (219)
                                                            2000                   242                  212               30

      Oppenheimer Main Street Growth & Income Fund          2001                 1,154                1,359             (205)
                                                            2000                   550                  526               24

      Oppenheimer High Income Fund                          2001                   343                  410              (67)
                                                            2000                   265                  293              (28)


                                                                                                                      (Continued)
                                                                93

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Oppenheimer Bond Fund                                 2001         $       1,610         $     1,670          $     (60)
                                                            2000                   911                 970                (59)

      Oppenheimer Strategic Bond Fund                       2001                   678                 714                (36)
                                                            2000                   478                 498                (20)

      Putnam VT Growth and Income Fund                      2001                 2,809               3,109               (300)
                                                            2000                 1,622               1,771               (149)

      Putnam VT Growth and Income Fund B                    2001                    40                  41                 (1)
                                                            2000                     -                   -                  -

      Putnam VT New Value Fund                              2001                   613                 586                 27
                                                            2000                   161                 165                 (4)

      Putnam VT New Value Fund B                            2001                     1                   1                  -
                                                            2000                     -                   -                  -

      Putnam VT Vista Fund                                  2001                 1,104               1,725               (621)
                                                            2000                   893                 812                 81

      Putnam VT Vista Fund B                                2001                   122                 129                 (7)
                                                            2000                     -                   -                  -

      Putnam VT International Growth Fund                   2001                 3,342               4,134               (792)
                                                            2000                 3,582               2,912                670

      Putnam VT International Growth Fund B                 2001                    19                  20                 (1)
                                                            2000                     -                   -                  -

      Putnam VT International New Opportunities Fund        2001                 1,337               2,120               (783)
                                                            2000                   542                 614                (72)

      Putnam VT International New Opportunities Fund B      2001                   202                 206                 (4)
                                                            2000                     -                   -                  -

      Templeton Global Income Securities Fund               2001                   214                 212                  2
                                                            2000                   112                 117                 (5)





                                                                                                                      (Continued)
                                                                94

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Templeton Global Income Securities Fund B             2001         $           6          $       6           $       -
                                                            2000                     -                  -                   -

      Franklin Small Cap Fund                               2001                   862              1,166                (304)
                                                            2000                   581                641                 (60)

      Franklin Small Cap Fund B                             2001                    12                 13                  (1)
                                                            2000                     -                  -                   -

      Templeton Growth Securities Fund                      2001                   312                367                 (55)
                                                            2000                   144                150                  (6)

      Templeton Growth Securities Fund B                    2001                    16                 17                  (1)
                                                            2000                     -                  -                   -

      Templeton International Securities Fund               2001                 8,190             10,504              (2,314)
                                                            2000                 7,689              7,890                (201)

      Templeton International Securities Fund B             2001                   394                438                 (44)
                                                            2000                     -                  -                   -

      Templeton Developing Markets Securities Fund          2001                 1,095              1,321                (226)
                                                            2000                   253                219                  34

      Templeton Developing Markets Securities Fund B        2001                     -                  -                   -
                                                            2000                     -                  -                   -

      Templeton Mutual Shares Securities Fund               2001                   858                821                  37
                                                            2000                   342                329                  13

      Templeton Mutual Shares Securities Fund B             2001                    22                 24                  (2)
                                                            2000                     -                  -                   -

      Franklin Large Cap Growth Securities Fund             2001                   768                953                (185)
                                                            2000                   155                151                   4

      Franklin Large Cap Growth Securities Fund B           2001                    21                 22                  (1)
                                                            2000                     -                  -                   -





                                                                                                                      (Continued)
                                                                95

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Fidelity VIP Growth Portfolio                         2001          $         228        $        290        $    (62)
                                                            2000                    368                 384             (16)

      Fidelity VIP Growth Portfolio B                       2001                    166                 159               7
                                                            2000                      -                   -               -

      Fidelity VIP II Contrafund Portfolio                  2001                    433                 538            (105)
                                                            2000                    313                 323             (10)

      Fidelity VIP III Growth Opportunities Portfolio       2001                    156                 211             (55)
                                                            2000                    141                 156             (15)

      Fidelity VIP III Growth & Income Portfolio            2001                    482                 585            (103)
                                                            2000                    306                 317             (11)

      Fidelity VIP Equity-Income Portfolio                  2001                    228                 242             (14)
                                                            2000                    160                 165              (5)

      Fidelity VIP Equity-Income Portfolio B                2001                     56                  57              (1)
                                                            2000                      -                   -               -

      Fidelity VIP High Income Portfolio B                  2001                      2                   2               -
                                                            2000                      -                   -               -

      American Century VP Income & Growth Fund              2001                     10                  11              (1)
                                                            2000                    145                 144               1

      American Century VP International Fund                2001                    785                 968            (183)
                                                            2000                    121                 132             (11)

      American Century VP Value Fund                        2001                    382                 348              34
                                                            2000                    140                 137               3

      New England Zenith Davis Venture Value Fund E         2001                      2                   2               -
                                                            2000                      -                   -               -

      New England Zenith Harris Oakmark Mid Cap Value       2001                     28                  29              (1)
        Fund B                                              2000                      -                   -               -

      Dreyfus Stock Index Portfolio                         2001                    486                 582             (96)
                                                            2000                     15                  15               -


                                                                                                                      (Continued)
                                                                96

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                            Realized Gain (Loss)
                                                                     -----------------------------------------------------------
                                                                         Aggregate           Aggregate Cost
                                                           Year or   Proceeds from Sales     of Fund Shares          Realized
                                                           Period      of Fund Shares           Redeemed           Gain (Loss)
                                                          ---------  -------------------     ----------------      -------------


      Dreyfus Stock Index Portfolio B                       2001          $        55           $       54          $       1
                                                            2000                    -                    -                  -

      Dreyfus VIF Disciplined Stock Portfolio               2001                   71                   80                 (9)
                                                            2000                    2                    2                  -

      Dreyfus VIF Disciplined Stock Portfolio B             2001                   50                   54                 (4)
                                                            2000                    -                    -                  -

      Dreyfus VIF Capital Appreciation                      2001                  315                  350                (35)
                                                            2000                  232                  225                  7

      Dreyfus VIF Capital Appreciation Portfolio B          2001                   20                   22                 (2)
                                                            2000                    -                    -                  -

      INVESCO VIF Dynamics Fund                             2001                  342                  466               (124)
                                                            2000                  129                  139                (10)

      INVESCO VIF High Yield Fund                           2001                  692                  794               (102)
                                                            2000                   11                   11                  -

      PIMCO High Yield Bond Portfolio                       2001                   49                   51                 (2)
                                                            2000                   29                   30                 (1)

      PIMCO Low Duration Bond Portfolio                     2001                   51                   51                  -
                                                            2000                    1                    1                  -

      PIMCO StocksPLUS Growth & Income Portfolio            2001                   63                   77                (14)
                                                            2000                   10                   10                  -

      PIMCO Total Return Bond Portfolio                     2001                   83                   80                  3
                                                            2000                   27                   27                  -

      Scudder I International Portfolio                     2001                  382                  515               (133)
                                                            2000                  112                  122                (10)

      Scudder I International Portfolio B                   2001                    -                    -                  -
                                                            2000                    -                    -                  -

      First American FAIP Equity Income IA                  2001                   70                   69                  1
                                                            2000                    -                    -                  -


                                                                                                                      (Continued)
                                                                97

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------

      Met Investors Lord Abbett Growth and Income Portfolio 2001       $    101,882         $   169,611          $ (67,729)
                                                            2000            169,611              84,856             84,755

      Met Investors Lord Abbett Growth and Income           2001              2,192                   -              2,192
         Portfolio B                                        2000                  -                   -                  -

      Met Investors Bond Debenture Portfolio                2001            (10,056)             (4,453)            (5,603)
                                                            2000             (4,453)              4,348             (8,801)

      Met Investors Bond Debenture Portfolio B              2001                 92                   -                 92
                                                            2000                  -                   -                  -

      Met Investors Developing Growth Portfolio             2001             (4,183)             (2,211)            (1,972)
                                                            2000             (2,211)              7,602             (9,813)

      Met Investors Developing Growth Portfolio B           2001                213                   -                213
                                                            2000                  -                   -                  -

      Met Investors Large Cap Research Portfolio            2001                  -               8,614             (8,614)
                                                            2000              8,614               6,817              1,797

      Met Investors Mid-Cap Value Portfolio                 2001             16,872              18,377             (1,505)
                                                            2000             18,377               1,426             16,951

      Met Investors Mid-Cap Value Portfolio B               2001                750                   -                750
                                                            2000                  -                   -                  -

      Met Investors Quality Bond Portfolio                  2001              4,578               3,222              1,356
                                                            2000              3,222              (1,015)             4,237

      Met Investors Quality Bond Portfolio B                2001                 31                   -                 31
                                                            2000                  -                   -                  -

      Met Investors Small Cap Stock Portfolio               2001             (3,646)             14,164            (17,810)
                                                            2000             14,164              30,039            (15,875)

      Met Investors Small Cap Stock Portfolio B             2001                 44                   -                 44
                                                            2000                  -                   -                  -





                                                                                                               (Continued)
                                                             98

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Met Investors Enhanced Index Portfolio                2001       $    (32,551)       $    (11,057)         $ (21,494)
                                                            2000            (11,057)             36,556            (47,613)

      Met Investors Enhanced Index Portfolio B              2001                 20                   -                 20
                                                            2000                  -                   -                  -

      Met Investors Select Equity Portfolio                 2001            (12,402)              3,379            (15,781)
                                                            2000              3,379              33,989            (30,610)

      Met Investors Select Equity Portfolio B               2001                 87                   -                 87
                                                            2000                  -                   -                  -

      Met Investors International Equity Portfolio          2001            (24,938)              2,750            (27,688)
                                                            2000              2,750              33,733            (30,983)

      Met Investors International Equity Portfolio B        2001                (24)                  -                (24)
                                                            2000                  -                   -                  -

      Met Investors Balanced Portfolio                      2001                  -                   4                 (4)
                                                            2000                  4                 311               (307)

      Met Investors Equity Income Portfolio                 2001                  -                 459               (459)
                                                            2000                459                (266)               725

      Met Investors Growth and Income Equity Portfolio      2001                  -                 607               (607)
                                                            2000                607               2,123             (1,516)

      Met Investors Putnam Research Portfolio B             2001                 22                   -                 22
                                                            2000                  -                   -                  -

      Met Investors Oppenheimer Capital Appreciation        2001                 64                   -                 64
         Portfolio B                                        2000                  -                   -                  -

      Met Investors PIMCO Money Market Portfolio B          2001                  -                   -                  -
                                                            2000                  -                   -                  -

      Met Investors Janus Aggressive Growth Portfolio B     2001                 68                   -                 68
                                                            2000                  -                   -                  -

      Met Investors Lord Abbett Growth Opportunity          2001                 11                   -                 11
         Portfolio                                          2000                  -                   -                  -


                                                                                                                (Continued)
                                                             99

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Met Investors Lord Abbett Growth Opportunity          2001         $      175           $       -          $     175
         Portfolio B                                        2000                  -                   -                  -

      Met Investors PIMCO Total Return Bond Portfolio B     2001                (34)                  -                (34)
                                                            2000                  -                   -                  -

      Met Investors PIMCO Innovation Portfolio B            2001                 52                   -                 52
                                                            2000                  -                   -                  -

      Met Investors MFS Mid Cap Growth Portfolio B          2001                113                   -                113
                                                            2000                  -                   -                  -

      Met Investors MFS Research International Portfolio B  2001                  7                   -                  7
                                                            2000                  -                   -                  -

      Met Investors MIST SSR Concentrated Int'l Portfolio B 2001                  1                   -                  1
                                                            2000                  -                   -                  -

      Met Investors MIST AIM Mid Cap Equity Portfolio B     2001                  3                   -                  3
                                                            2000                  -                   -                  -

      Met Investors MIST AIM Small Cap Growth Portfolio B   2001                 13                   -                 13
                                                            2000                  -                   -                  -

      GACC Money Market Fund                                2001                410                (603)             1,013
                                                            2000               (603)              1,215             (1,818)

      Russell Multi-Style Equity Fund                       2001            (13,329)             (4,417)            (8,912)
                                                            2000             (4,417)              5,696            (10,113)

      Russell Aggressive Equity Fund                        2001               (787)               (629)              (158)
                                                            2000               (629)                736             (1,365)

      Russell Non-US Fund                                   2001             (5,903)               (903)            (5,000)
                                                            2000               (903)              4,785             (5,688)

      Russell Core Bond Fund                                2001               (220)               (429)               209
                                                            2000               (429)             (1,947)             1,518

      Russell Real Estate Securities Fund                   2001                246                 241                  5
                                                            2000                241                  (9)               250


                                                                                                                (Continued)
                                                            100

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      AIM V.I. Value Fund                                   2001       $    (21,893)         $   (10,227)        $  (11,666)
                                                            2000            (10,227)               6,206            (16,433)

      AIM V.I. Capital Appreciation Fund                    2001            (20,676)              (5,866)           (14,810)
                                                            2000             (5,866)               3,597             (9,463)

      AIM V.I. International Equity Fund                    2001               (214)              (1,283)             1,069
                                                            2000             (1,283)               1,008             (2,291)

      Alliance Premier Growth Portfolio                     2001            (20,552)              (6,234)           (14,318)
                                                            2000             (6,234)               8,366            (14,600)

      Alliance Premier Growth Portfolio B                   2001                 98                    -                 98
                                                            2000                  -                    -                  -

      Alliance Bernstein Real Estate Investment Portfolio   2001              1,267                  663                604
                                                            2000                663                 (407)             1,070

      Alliance Bernstein Real Estate Investment Portfolio B 2001                190                    -                190
                                                            2000                  -                    -                  -

      Alliance Bernstein Small Cap Portfolio B              2001                  5                    -                  5
                                                            2000                  -                    -                  -

      Alliance Bernstein Value Portfolio B                  2001                  7                    -                  7
                                                            2000                  -                    -                  -

      Liberty Newport Tiger Fund, Variable Series           2001                 41                  (65)               106
                                                            2000                (65)                 101               (166)

      Goldman Sachs Growth and Income Fund                  2001               (885)                (334)              (551)
                                                            2000               (334)                  (2)              (332)

      Goldman Sachs International Equity Fund               2001             (1,042)                (349)              (693)
                                                            2000               (349)                 436               (785)

      Goldman Sachs Global Income Fund                      2001                (52)                 (34)               (18)
                                                            2000                (34)                 (15)               (19)





                                                                                                                (Continued)
                                                            101

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------

      Goldman Sachs Internet Tollkeeper Fund                2001         $      (11)         $    (175)           $    164
                                                            2000               (175)                 -                (175)

      Scudder II Kemper Dreman High Return Equity Portfolio 2001                 12                 16                  (4)
                                                            2000                 16                (20)                 36

      Scudder II Kemper Small Cap Growth Portfolio          2001             (1,596)              (553)             (1,043)
                                                            2000               (553)               542              (1,095)

      Scudder II Kemper Small Cap Value Portfolio           2001                955                210                 745
                                                            2000                210                 40                 170

      Scudder II Kemper Government Securities Portfolio     2001                116                 55                  61
                                                            2000                 55                (48)                103

      MFS Bond Series                                       2001                 68                 47                  21
                                                            2000                 47                 (6)                 53

      MFS Research Series                                   2001             (6,060)               562              (6,622)
                                                            2000                562              3,094              (2,532)

      MFS Research Series B                                 2001                (22)                 -                 (22)
                                                            2000                  -                  -                   -

      MFS Investors Trust Series                            2001             (3,950)             1,138              (5,088)
                                                            2000              1,138              1,415                (277)

      MFS Investors Trust Series B                          2001                 15                  -                  15
                                                            2000                  -                  -                   -

      MFS Emerging Growth Series                            2001             (8,492)             2,255             (10,747)
                                                            2000              2,255             12,069              (9,814)

      MFS Emerging Growth Series B                          2001                  -                  -                   -
                                                            2000                  -                  -                   -

      MFS Emerging Markets Equity Series                    2001                  -                (10)                 10
                                                            2000                (10)                24                 (34)




                                                                                                                (Continued)
                                                            102

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      MFS High Income Series                                2001        $    (1,097)         $    (789)           $   (308)
                                                            2000               (789)               (58)               (731)

      MFS High Income Series B                              2001                 33                  -                  33
                                                            2000                  -                  -                   -

      MFS Global Governments Series                         2001                  2                  3                  (1)
                                                            2000                  3                 (3)                  6

      MFS Global Governments Series B                       2001                  -                  -                   -
                                                            2000                  -                  -                   -

      MFS New Discovery Series                              2001                122                 (4)                126
                                                            2000                 (4)                 -                  (4)

      MFS New Discovery Series B                            2001                494                  -                 494
                                                            2000                  -                  -                   -

      MetLife Putnam International Stock Portfolio          2001                (69)                 6                 (75)
                                                            2000                  6                  -                   6

      MetLife Putnam Large Cap Growth Portfolio             2001                 (3)               (36)                 33
                                                            2000                (36)                 -                 (36)

      MetLife Stock Index Portfolio B                       2001                  1                  -                   1
                                                            2000                  -                  -                   -

      Oppenheimer Capital Appreciation Fund                 2001             (1,877)               762              (2,639)
                                                            2000                762              1,754                (992)

      Oppenheimer Main Street Growth & Income Fund          2001             (2,317)              (875)             (1,442)
                                                            2000               (875)               877              (1,752)

      Oppenheimer High Income Fund                          2001               (588)              (395)               (193)
                                                            2000               (395)               (40)               (355)

      Oppenheimer Bond Fund                                 2001               (392)              (433)                 41
                                                            2000               (433)              (317)               (116)

      Oppenheimer Strategic Bond Fund                       2001               (183)              (162)                (21)
                                                            2000               (162)                 -                (162)


                                                                                                                (Continued)
                                                            103

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------



      Putnam VT Growth and Income Fund                      2001        $   (3,886)          $   (1,160)         $   (2,726)
                                                            2000            (1,160)                (991)               (169)

      Putnam VT Growth and Income Fund B                    2001                (7)                   -                  (7)
                                                            2000                 -                    -                   -

      Putnam VT New Value Fund                              2001               124                  171                 (47)
                                                            2000               171                  (22)                193

      Putnam VT New Value Fund B                            2001                10                    -                  10
                                                            2000                 -                    -                   -

      Putnam VT Vista Fund                                  2001            (5,581)                 (40)             (5,541)
                                                            2000               (40)               1,687              (1,727)

      Putnam VT Vista Fund B                                2001                 3                    -                   3
                                                            2000                 -                    -                   -

      Putnam VT International Growth Fund                   2001            (6,632)               1,554              (8,186)
                                                            2000             1,554                6,805              (5,251)

      Putnam VT International Growth Fund B                 2001               (27)                   -                 (27)
                                                            2000                 -                    -                   -

      Putnam VT International New Opportunities Fund        2001            (1,898)              (1,478)               (420)
                                                            2000            (1,478)                 860              (2,338)

      Putnam VT International New Opportunities Fund B      2001                 2                    -                   2
                                                            2000                 -                    -                   -

      Templeton Global Income Securities Fund               2001                14                   24                 (10)
                                                            2000                24                   (3)                 27

      Templeton Global Income Securities Fund B             2001                 2                    -                   2
                                                            2000                 -                    -                   -




                                                                                                                (Continued)
                                                            104

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Franklin Small Cap Fund                               2001        $   (1,436)          $    (908)           $   (528)
                                                            2000              (908)                 231             (1,139)

      Franklin Small Cap Fund B                             2001                95                    -                  95
                                                            2000                 -                    -                   -

      Templeton Growth Securities Fund                      2001              (579)                   2                (581)
                                                            2000                 2                   60                 (58)

      Templeton Growth Securities Fund B                    2001                 6                    -                   6
                                                            2000                 -                    -                   -

      Templeton International Securities Fund               2001            (4,764)                (532)             (4,232)
                                                            2000              (532)               1,005              (1,537)

      Templeton International Securities Fund B             2001               (57)                   -                 (57)
                                                            2000                 -                    -                   -

      Templeton Developing Markets Securities Fund          2001            (1,205)                (803)               (402)
                                                            2000              (803)                 872              (1,675)

      Templeton Developing Markets Securities Fund B        2001                93                    -                  93
                                                            2000                 -                    -                   -

      Templeton Mutual Shares Securities Fund               2001               536                  829                (293)
                                                            2000               829                  153                 676

      Templeton Mutual Shares Securities Fund B             2001                78                    -                  78
                                                            2000                 -                    -                   -

      Franklin Large Cap Growth Securities Fund             2001            (2,217)                (108)             (2,109)
                                                            2000              (108)                 161                (269)

      Franklin Large Cap Growth Securities Fund B           2001               (31)                   -                 (31)
                                                            2000                 -                    -                   -

      Fidelity VIP Growth  Portfolio                        2001            (1,269)                (381)               (888)
                                                            2000              (381)                 310                (691)




                                                                                                                (Continued)
                                                            105

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Fidelity VIP Growth Portfolio B                       2001          $     34            $      -            $     34
                                                            2000                 -                   -                   -

      Fidelity VIP II Contrafund Portfolio                  2001              (778)               (249)               (529)
                                                            2000              (249)                267                (516)

      Fidelity VIP III Growth Opportunities Portfolio       2001              (292)               (194)                (98)
                                                            2000              (194)                 28                (222)

      Fidelity VIP III Growth & Income Portfolio            2001              (486)               (111)               (375)
                                                            2000              (111)                213                (324)

      Fidelity VIP Equity-Income Portfolio                  2001              (127)                 82                (209)
                                                            2000                82                  17                  65

      Fidelity VIP Equity-Income Portfolio B                2001                 3                   -                   3
                                                            2000                 -                   -                   -

      Fidelity VIP High Income Portfolio B                  2001                (1)                  -                  (1)
                                                            2000                 -                   -                   -

      American Century VP Income & Growth Fund              2001            (1,384)               (561)               (823)
                                                            2000              (561)                  7                (568)

      American Century VP International Fund                2001              (171)                (58)               (113)
                                                            2000               (58)                  -                 (58)

      American Century VP Value Fund                        2001             1,860                 674               1,186
                                                            2000               674                   2                 672

      New England Zenith Davis Venture Value Fund E         2001               135                   -                 135
                                                            2000                 -                   -                   -

      New England Zenith Harris Oakmark Mid Cap Value       2001               115                   -                 115
         Fund B                                             2000                 -                   -                   -

      Dreyfus Stock Index Portfolio                         2001              (293)               (124)               (169)
                                                            2000              (124)                  -                (124)





                                                                                                                (Continued)
                                                            106

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2001
(In thousands of dollars)



(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                      -------------------------------------------------------
                                                                        Appreciation         Appreciation
                                                           Year or     (Depreciation)       (Depreciation)
                                                           Period       End of Period     Beginning of Period       Change
                                                          ---------   -----------------   -------------------    ------------


      Dreyfus Stock Index Portfolio B                       2001         $      10            $       -           $    10
                                                            2000                 -                    -                 -

      Dreyfus VIF Disciplined Stock Portfolio               2001               (53)                 (22)              (31)
                                                            2000               (22)                   -               (22)

      Dreyfus VIF Disciplined Stock Portfolio B             2001                 2                    -                 2
                                                            2000                 -                    -                 -

      Dreyfus VIF Capital Appreciation Portfolio            2001              (758)                (161)             (597)
                                                            2000              (161)                   1              (162)

      Dreyfus VIF Capital Appreciation Portfolio B          2001               (40)                   -               (40)
                                                            2000                 -                    -                 -

      INVESCO VIF Dynamics Fund                             2001            (2,312)                (642)           (1,670)
                                                            2000              (642)                   8              (650)

      INVESCO VIF High Yield Fund                           2001            (1,362)                (196)           (1,166)
                                                            2000              (196)                   -              (196)

      PIMCO High Yield Bond Portfolio                       2001                (9)                  (2)               (7)
                                                            2000                (2)                   -                (2)

      PIMCO Low Duration Bond Portfolio                     2001               (18)                   1               (19)
                                                            2000                 1                    -                 1

      PIMCO StockPLUS Growth & Income Portfolio             2001              (108)                 (63)              (45)
                                                            2000               (63)                   -               (63)

      PIMCO Total Return Bond Portfolio                     2001                 2                  134              (132)
                                                            2000               134                    -               134

      Scudder I International Portfolio                     2001            (1,861)                (315)           (1,546)
                                                            2000              (315)                  11              (326)

      Scudder I International Portfolio B                   2001              (158)                   -              (158)
                                                            2000                 -                    -                 -

      First American FAIP Equity Income IA                  2001               689                    -               689
                                                            2000                 -                    -                 -



                                                            107

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units:
  Met Investors Lord Abbett Growth and Income            19,559,547    $ 41.475565     $ 811,243       0.92%       1.40%     (7.04%)
  Met Investors Lord Abbett Growth and Income Series A      361,452      11.692319         4,226       0.92%       0.85%     (6.46%)
  Met Investors Lord Abbett Growth and Income B             684,911      41.392944        28,350       0.20%       1.40%     (7.30%)
  Met Investors Lord Abbett Growth and Income B, Series A   166,616      41.537310         6,921       0.20%       0.85%     (6.79%)
  Met Investors Lord Abbett Growth and Income B, Series E    21,474      41.497891           891       0.20%       1.00%     (6.93%)
  Met Investors Lord Abbett Growth and Income B, Series F    64,837      41.471623         2,689       0.20%       1.10%     (7.02%)
  Met Investors Lord Abbett Growth and Income B, Series G    13,198      41.432262           547       0.20%       1.25%     (7.16%)
  Met Investors Lord Abbett Growth and Income B, Series I    54,493      41.344503         2,253       0.20%       1.55%     (7.44%)
  Met Investors Lord Abbett Growth and Income B, Series K   333,795      41.312239        13,790       0.20%       1.65%     (7.54%)
  Met Investors Lord Abbett Growth and Income B, Series L     5,118      41.307768           211       0.20%       1.70%     (7.58%)
  Met Investors Lord Abbett Growth and Income B, Series N    62,136      41.263886         2,564       0.20%       1.80%     (7.67%)
  Met Investors Lord Abbett Growth and Income B, Series O     4,186      41.265681           173       0.20%       1.85%     (7.72%)
  Met Investors Lord Abbett Growth and Income B, Series P    30,485      41.231685         1,257       0.20%       1.90%     (7.77%)
  Met Investors Lord Abbett Growth and Income B, Series Q     3,602      41.237641           148       0.20%       1.95%     (7.81%)
  Met Investors Lord Abbett Growth and Income B, Series R        40      41.289644             2       0.20%       2.00%     (7.86%)
  Met Investors Lord Abbett Growth and Income B, Series S     9,334      41.183429           384       0.20%       2.05%     (7.91%)
  Met Investors Lord Abbett Growth and Income B, Series T       189      41.195623             8       0.20%       2.10%     (7.95%)
  Met Investors Lord Abbett Growth and Income B, Series U         2      41.246677             -       0.20%       2.25%     (8.09%)
  Met Investors Bond Debenture                            9,956,210      14.003448       139,421       8.06%       1.40%      2.34%
  Met Investors Bond Debenture Series A                     128,798      10.153395         1,308       8.06%       0.85%      2.96%
  Met Investors Bond Debenture B                            427,018      13.978494         5,969       1.56%       1.40%      2.04%
  Met Investors Bond Debenture B, Series A                  133,581      14.027227         1,874       1.56%       0.85%      2.61%
  Met Investors Bond Debenture B, Series E                   13,775      14.013910           193       1.56%       1.00%      2.45%
  Met Investors Bond Debenture B, Series F                   51,151      14.005054           716       1.56%       1.10%      2.35%
  Met Investors Bond Debenture B, Series G                   18,048      13.991767           253       1.56%       1.25%      2.20%
  Met Investors Bond Debenture B, Series I                   60,579      13.962133           846       1.56%       1.55%      1.89%
  Met Investors Bond Debenture B, Series K                  211,868      13.951241         2,956       1.56%       1.65%      1.78%
  Met Investors Bond Debenture B, Series L                    3,639      13.949937            51       1.56%       1.70%      1.73%
  Met Investors Bond Debenture B, Series N                   41,643      13.934910           580       1.56%       1.80%      1.63%
  Met Investors Bond Debenture B, Series O                    1,157      13.935729            16       1.56%       1.85%      1.58%
  Met Investors Bond Debenture B, Series P                   23,514      13.924032           328       1.56%       1.90%      1.53%
  Met Investors Bond Debenture B, Series Q                    1,310      13.926270            18       1.56%       1.95%      1.48%
  Met Investors Bond Debenture B, Series R                        7      13.943623             -       1.56%       2.00%      1.43%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                108

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors Bond Debenture B, Series S                    2,589    $ 13.907731          $ 36       1.56%       2.05%      1.38%
  Met Investors Bond Debenture B, Series T                      233      13.912076             3       1.56%       2.10%      1.32%
  Met Investors Bond Debenture B, Series U                        7      13.929118             -       1.56%       2.25%      1.17%
  Met Investors Developing Growth                         3,002,758      10.627208        31,911       0.00%       1.40%     (8.14%)
  Met Investors Developing Growth, Series A                  99,834       7.052496           704       0.00%       0.85%     (7.59%)
  Met Investors Developing Growth B                         100,478      10.607266         1,066       0.00%       1.40%     (8.38%)
  Met Investors Developing Growth B, Series A                34,978      10.644275           372       0.00%       0.85%     (7.87%)
  Met Investors Developing Growth B, Series E                 3,637      10.634179            39       0.00%       1.00%     (8.01%)
  Met Investors Developing Growth B, Series F                12,625      10.627445           134       0.00%       1.10%     (8.10%)
  Met Investors Developing Growth B, Series G                 7,799      10.617352            83       0.00%       1.25%     (8.24%)
  Met Investors Developing Growth B, Series I                 7,427      10.595365            79       0.00%       1.55%     (8.51%)
  Met Investors Developing Growth B, Series K                51,773      10.587451           548       0.00%       1.65%     (8.61%)
  Met Investors Developing Growth B, Series N                 8,721      10.575580            92       0.00%       1.80%     (8.74%)
  Met Investors Lord Abbett Growth Opportunity               85,456       8.830081           755       0.00%       1.40%     (8.40%)
  Met Investors Lord Abbett Growth Opportunity, Series A        283       8.862635             2       0.00%       0.85%     (8.07%)
  Met Investors Lord Abbett Growth Opportunity Class B      259,338       8.819461         2,287       0.00%       1.40%      5.32%
  Met Investors Lord Abbett Growth Opportunity B, Series A  144,875       8.850233         1,282       0.00%       0.85%      5.78%
  Met Investors Lord Abbett Growth Opportunity B, Series E   14,015       8.841840           124       0.00%       1.00%      5.65%
  Met Investors Lord Abbett Growth Opportunity B, Series F   33,722       8.836233           298       0.00%       1.10%      5.57%
  Met Investors Lord Abbett Growth Opportunity B, Series G    9,371       8.827844            83       0.00%       1.25%      5.45%
  Met Investors Lord Abbett Growth Opportunity B, Series I   32,737       8.809572           288       0.00%       1.55%      5.20%
  Met Investors Lord Abbett Growth Opportunity B, Series K  103,222       8.802984           909       0.00%       1.65%      5.12%
  Met Investors Lord Abbett Growth Opportunity B, Series N   18,663       8.793111           164       0.00%       1.80%      4.99%
  Met Investors Mid-Cap Value                             3,942,783      17.478808        68,915       0.47%       1.40%      6.58%
  Met Investors Mid-Cap Value, Series A                      55,450      16.719483           927       0.47%       0.85%      7.19%
  Met Investors Mid-Cap Value B                             428,822      17.457790         7,486       0.11%       1.40%      6.40%
  Met Investors Mid-Cap Value B, Series A                   137,566      17.518635         2,410       0.11%       0.85%      6.99%
  Met Investors Mid-Cap Value B, Series E                    21,276      17.502028           372       0.11%       1.00%      6.83%
  Met Investors Mid-Cap Value B, Series F                    41,241      17.490951           721       0.11%       1.10%      6.72%
  Met Investors Mid-Cap Value B, Series G                     8,876      17.474365           155       0.11%       1.25%      6.56%
  Met Investors Mid-Cap Value B, Series I                    34,239      17.438226           597       0.11%       1.55%      6.24%
  Met Investors Mid-Cap Value B, Series K                   180,686      17.425201         3,149       0.11%       1.65%      6.14%
  Met Investors Mid-Cap Value B, Series N                    44,734      17.405673           779       0.11%       1.80%      5.98%
  Met Investors Large Cap Research                                -              -             -       0.61%       1.40%     (0.96%)
  Met Investors Large Cap Research Series A                       -              -             -       0.61%       0.85%     (0.77%)
  Met Investors Quality Bond                              6,629,998      13.413836        88,934       4.73%       1.40%      5.56%
  Met Investors Quality Bond, Series A                       18,419      11.681805           215       4.73%       0.85%      6.40%
  Met Investors Quality Bond B                              227,671      13.402074         3,051       4.73%       1.40%      5.35%
  Met Investors Quality Bond B, Series A                     15,456      13.448794           208       4.73%       0.85%      5.93%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                109

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors Quality Bond B, Series E                      3,765    $ 13.436036          $ 50       4.73%       1.00%      5.77%
  Met Investors Quality Bond B, Series F                      3,550      13.427541            48       4.73%       1.10%      5.67%
  Met Investors Quality Bond B, Series G                      3,784      13.414802            51       4.73%       1.25%      5.51%
  Met Investors Quality Bond B, Series I                     41,433      13.387055           555       4.73%       1.55%      5.19%
  Met Investors Quality Bond B, Series K                    145,492      13.377050         1,946       4.73%       1.65%      5.08%
  Met Investors Quality Bond B, Series N                     59,524      13.362058           795       4.73%       1.80%      4.92%
  Met Investors Small Cap Stock                           4,737,022      14.284183        67,665       0.17%       1.40%     (9.73%)
  Met Investors Small Cap Stock, Series A                    33,675       6.567907           221       0.17%       0.85%     (9.22%)
  Met Investors Small Cap Stock B                            15,164      14.261437           216       0.00%       1.40%     (9.91%)
  Met Investors Small Cap Stock B, Series A                  13,769      14.311208           197       0.00%       0.85%     (9.41%)
  Met Investors Small Cap Stock B, Series E                   1,884      14.297617            27       0.00%       1.00%     (9.55%)
  Met Investors Small Cap Stock B, Series F                   2,144      14.288562            31       0.00%       1.10%     (9.64%)
  Met Investors Small Cap Stock B, Series G                     497      14.274997             7       0.00%       1.25%     (9.78%)
  Met Investors Small Cap Stock B, Series I                   4,412      14.245441            63       0.00%       1.55%    (10.05%)
  Met Investors Small Cap Stock B, Series K                  19,152      14.234792           273       0.00%       1.65%    (10.14%)
  Met Investors Small Cap Stock B, Series N                   1,631      14.218826            23       0.00%       1.80%    (10.27%)
  Met Investors Enhanced Index                            9,568,070      17.175694       164,338       0.82%       1.40%    (12.65%)
  Met Investors Enhanced Index, Series A                    178,469       8.268867         1,476       0.82%       0.85%    (12.15%)
  Met Investors Enhanced Index B                             82,635      17.140791         1,416       0.22%       1.40%    (12.88%)
  Met Investors Enhanced Index B, Series A                   11,319      17.200595           195       0.22%       0.85%    (12.40%)
  Met Investors Enhanced Index B, Series E                    4,685      17.184263            81       0.22%       1.00%    (12.53%)
  Met Investors Enhanced Index B, Series F                   10,837      17.173380           186       0.22%       1.10%    (12.62%)
  Met Investors Enhanced Index B, Series G                        5      17.157081             -       0.22%       1.25%    (12.75%)
  Met Investors Enhanced Index B, Series I                   17,315      17.121564           296       0.22%       1.55%    (13.02%)
  Met Investors Enhanced Index B, Series K                   51,958      17.108764           889       0.22%       1.65%    (13.10%)
  Met Investors Enhanced Index B, Series N                   11,508      17.089569           197       0.22%       1.80%    (13.23%)
  Met Investors Select Equity                            10,821,000      15.754440       170,479       0.48%       1.40%     (7.33%)
  Met Investors Select Equity, Series A                      89,514       9.252285           828       0.48%       0.85%     (6.72%)
  Met Investors Select Equity B                             179,467      15.718285         2,821       0.15%       1.40%     (7.64%)
  Met Investors Select Equity B, Series A                    31,247      15.773112           493       0.15%       0.85%     (7.13%)
  Met Investors Select Equity B, Series E                     4,798      15.758140            76       0.15%       1.00%     (7.27%)
  Met Investors Select Equity B, Series F                    11,205      15.748165           176       0.15%       1.10%     (7.36%)
  Met Investors Select Equity B, Series G                     2,518      15.733217            39       0.15%       1.25%     (7.50%)
  Met Investors Select Equity B, Series I                    15,191      15.700656           238       0.15%       1.55%     (7.78%)
  Met Investors Select Equity B, Series K                    49,822      15.688912           782       0.15%       1.65%     (7.87%)
  Met Investors Select Equity B, Series N                    11,092      15.671320           174       0.15%       1.80%     (8.01%)
  Met Investors International Equity                      6,787,532      10.535673        71,511       1.31%       1.40%    (21.44%)
  Met Investors International Equity, Series A               71,697       6.392602           459       1.31%       0.85%    (20.98%)
  Met Investors International Equity B                       55,985      10.512950           588       0.51%       1.40%    (21.68%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                110

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors International Equity B, Series A             10,835    $ 10.549652         $ 114       0.51%       0.85%    (21.25%)
  Met Investors International Equity B, Series E              2,061      10.539643            22       0.51%       1.00%    (21.37%)
  Met Investors International Equity B, Series F              5,340      10.532953            56       0.51%       1.10%    (21.45%)
  Met Investors International Equity B, Series G                730      10.522944             8       0.51%       1.25%    (21.56%)
  Met Investors International Equity B, Series I              3,171      10.501147            33       0.51%       1.55%    (21.80%)
  Met Investors International Equity B, Series K             13,208      10.493282           139       0.51%       1.65%    (21.88%)
  Met Investors International Equity B, Series N              2,926      10.481506            31       0.51%       1.80%    (22.00%)
  Met Investors Balanced Portfolio                                -              -             -       2.11%       1.40%     (8.00%)
  Met Investors Equity Income Portfolio                           -              -             -       1.00%       1.40%     (7.79%)
  Met Investors Growth and Income Equity Portfolio                -              -             -       0.45%       1.40%    (22.89%)
  Met Investors Putnam Research B                               474       8.065922             4       0.57%       1.40%     (3.35%)
  Met Investors Putnam Research B, Series I                      12       8.056476             -       0.57%       1.55%     (3.46%)
  Met Investors Putnam Research B, Series K                  45,233       8.050186           364       0.57%       1.65%     (3.54%)
  Met Investors Putnam Research B, Series L                  18,711       8.049480           151       0.57%       1.70%     (3.57%)
  Met Investors Putnam Research B, Series N                   3,993       8.040755            32       0.57%       1.80%     (3.65%)
  Met Investors Putnam Research B, Series O                   5,660       8.041271            45       0.57%       1.85%     (3.69%)
  Met Investors Putnam Research B, Series P                  38,365       8.034479           308       0.57%       1.90%     (3.72%)
  Met Investors Putnam Research B, Series Q                  10,046       8.035812            81       0.57%       1.95%     (3.76%)
  Met Investors Putnam Research B, Series R                      11       8.045779             -       0.57%       2.00%     (3.80%)
  Met Investors Putnam Research B, Series S                   5,702       8.025064            46       0.57%       2.05%     (3.84%)
  Met Investors Putnam Research B, Series T                   1,845       8.027613            15       0.57%       2.10%     (3.88%)
  Met Investors Putnam Research B, Series U                      11       8.037404             -       0.57%       2.25%     (3.99%)
  Met Investors Oppenheimer Capital Appreciation B            5,397       8.466912            46       0.13%       1.40%     (2.85%)
  Met Investors Oppenheimer Capital Appreciation B, Series I  3,011       8.456989            25       0.13%       1.55%     (2.96%)
  Met Investors Oppenheimer Capital Appreciation B, Series K135,716       8.450379         1,147       0.13%       1.65%     (3.04%)
  Met Investors Oppenheimer Capital Appreciation B, Series L 17,573       8.449647           148       0.13%       1.70%     (3.07%)
  Met Investors Oppenheimer Capital Appreciation B, Series N 10,883       8.440489            92       0.13%       1.80%     (3.15%)
  Met Investors Oppenheimer Capital Appreciation B, Series O  8,309       8.441032            70       0.13%       1.85%     (3.19%)
  Met Investors Oppenheimer Capital Appreciation B, Series P 62,431       8.433892           527       0.13%       1.90%     (3.23%)
  Met Investors Oppenheimer Capital Appreciation B, Series Q 13,257       8.435299           112       0.13%       1.95%     (3.26%)
  Met Investors Oppenheimer Capital Appreciation B, Series R    133       8.445763             1       0.13%       2.00%     (3.29%)
  Met Investors Oppenheimer Capital Appreciation B, Series S 29,578       8.424014           249       0.13%       2.05%     (3.34%)
  Met Investors Oppenheimer Capital Appreciation B, Series T  1,927       8.426695            16       0.13%       2.10%     (3.38%)
  Met Investors Oppenheimer Capital Appreciation B, Series U     11       8.436969             -       0.13%       2.25%     (3.49%)
  Met Investors PIMCO Money Market B                        279,466      10.154282         2,838       1.27%       1.40%      1.22%
  Met Investors PIMCO Money Market B, Series A                5,443      10.189798            56       1.27%       0.85%      1.66%
  Met Investors PIMCO Money Market B, Series E               14,672      10.180132           149       1.27%       1.00%      1.54%
  Met Investors PIMCO Money Market B, Series F                   10      10.173687             -       1.27%       1.10%      1.46%
  Met Investors PIMCO Money Market B, Series G                   10      10.164030             -       1.27%       1.25%      1.34%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                111

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors PIMCO Money Market B, Series I               28,734    $ 10.142360         $ 291       1.27%       1.55%      1.10%
  Met Investors PIMCO Money Market B, Series K               77,162      10.134443           782       1.27%       1.65%      1.02%
  Met Investors PIMCO Money Market B, Series L                9,088      10.133571            92       1.27%       1.70%      0.99%
  Met Investors PIMCO Money Market B, Series N               10,517      10.122589           106       1.27%       1.80%      0.91%
  Met Investors PIMCO Money Market B, Series O                1,000      10.123246            10       1.27%       1.85%      0.87%
  Met Investors PIMCO Money Market B, Series P               40,482      10.114681           410       1.27%       1.90%      0.83%
  Met Investors PIMCO Money Market B, Series Q                  262      10.116375             3       1.27%       1.95%      0.79%
  Met Investors PIMCO Money Market B, Series R                   10      10.128944             -       1.27%       2.00%      0.99%
  Met Investors PIMCO Money Market B, Series S                  306      10.102844             3       1.27%       2.05%      0.71%
  Met Investors PIMCO Money Market B, Series T                   10      10.106064             -       1.27%       2.10%      0.67%
  Met Investors PIMCO Money Market B, Series U                   10      10.118399             -       1.27%       2.25%      0.81%
  Met Investors Janus Aggressive Growth B                        10       7.308054             -       0.00%       1.40%     (9.91%)
  Met Investors Janus Aggressive Growth B, Series I              13       7.299489             -       0.00%       1.55%    (10.02%)
  Met Investors Janus Aggressive Growth B, Series K          68,578       7.293775           500       0.00%       1.65%    (10.09%)
  Met Investors Janus Aggressive Growth B, Series L           1,695       7.293152            12       0.00%       1.70%    (10.12%)
  Met Investors Janus Aggressive Growth B, Series N           5,331       7.285235            39       0.00%       1.80%    (10.20%)
  Met Investors Janus Aggressive Growth B, Series O           4,989       7.285714            36       0.00%       1.85%    (10.23%)
  Met Investors Janus Aggressive Growth B, Series P          65,463       7.279536           477       0.00%       1.90%    (10.27%)
  Met Investors Janus Aggressive Growth B, Series Q             720       7.280760             5       0.00%       1.95%    (10.30%)
  Met Investors Janus Aggressive Growth B, Series R             155       7.289812             1       0.00%       2.00%    (10.34%)
  Met Investors Janus Aggressive Growth B, Series S          16,318       7.271012           119       0.00%       2.05%    (10.37%)
  Met Investors Janus Aggressive Growth B, Series T             917       7.273333             7       0.00%       2.10%    (10.41%)
  Met Investors Janus Aggressive Growth B, Series U              13       7.282231             -       0.00%       2.25%    (10.51%)
  Met Investors PIMCO Total Return Bond B                     4,044      10.536235            43       3.25%       1.40%      3.87%
  Met Investors PIMCO Total Return Bond B, Series I          10,106      10.523893           106       3.25%       1.55%      3.75%
  Met Investors PIMCO Total Return Bond B, Series K          72,154      10.515687           759       3.25%       1.65%      3.67%
  Met Investors PIMCO Total Return Bond B, Series L          11,307      10.514782           119       3.25%       1.70%      3.63%
  Met Investors PIMCO Total Return Bond B, Series N           7,940      10.503380            83       3.25%       1.80%      3.54%
  Met Investors PIMCO Total Return Bond B, Series O           5,915      10.504077            62       3.25%       1.85%      3.50%
  Met Investors PIMCO Total Return Bond B, Series P          84,051      10.495175           882       3.25%       1.90%      3.46%
  Met Investors PIMCO Total Return Bond B, Series Q          13,201      10.496941           139       3.25%       1.95%      3.42%
  Met Investors PIMCO Total Return Bond B, Series R              10      10.509943             -       3.25%       2.00%      3.38%
  Met Investors PIMCO Total Return Bond B, Series S           9,214      10.482897            97       3.25%       2.05%      3.34%
  Met Investors PIMCO Total Return Bond B, Series T             903      10.486253             9       3.25%       2.10%      3.30%
  Met Investors PIMCO Total Return Bond B, Series U              10      10.499015             -       3.25%       2.25%      3.18%
  Met Investors PIMCO Innovation B                            1,207       6.093409             7       0.00%       1.40%    (16.44%)
  Met Investors PIMCO Innovation B, Series I                     15       6.086250             -       0.00%       1.55%    (16.54%)
  Met Investors PIMCO Innovation B, Series K                 63,122       6.081488           384       0.00%       1.65%    (16.60%)
  Met Investors PIMCO Innovation B, Series L                  1,552       6.080967            10       0.00%       1.70%    (16.64%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                112

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors PIMCO Innovation B, Series N                  1,857     $ 6.074341          $ 11       0.00%       1.80%    (16.70%)
  Met Investors PIMCO Innovation B, Series O                  2,199       6.074755            13       0.00%       1.85%    (16.74%)
  Met Investors PIMCO Innovation B, Series P                 29,611       6.069589           180       0.00%       1.90%    (16.77%)
  Met Investors PIMCO Innovation B, Series Q                  3,931       6.070623            24       0.00%       1.95%    (16.80%)
  Met Investors PIMCO Innovation B, Series R                     14       6.078185             -       0.00%       2.00%    (16.83%)
  Met Investors PIMCO Innovation B, Series S                  7,708       6.062465            47       0.00%       2.05%    (16.87%)
  Met Investors PIMCO Innovation B, Series T                     13       6.064428             -       0.00%       2.10%    (16.90%)
  Met Investors PIMCO Innovation B, Series U                     14       6.071856             -       0.00%       2.25%    (17.00%)
  Met Investors MFS Mid Cap Growth B                          2,342       8.236645            19       0.00%       1.40%     (1.00%)
  Met Investors MFS Mid Cap Growth B, Series I                   13       8.226988             -       0.00%       1.55%     (1.12%)
  Met Investors MFS Mid Cap Growth B, Series K              107,325       8.220557           882       0.00%       1.65%     (1.19%)
  Met Investors MFS Mid Cap Growth B, Series L               12,893       8.219849           106       0.00%       1.70%     (1.23%)
  Met Investors MFS Mid Cap Growth B, Series N                6,368       8.210931            52       0.00%       1.80%     (1.31%)
  Met Investors MFS Mid Cap Growth B, Series O                5,365       8.211448            44       0.00%       1.85%     (1.35%)
  Met Investors MFS Mid Cap Growth B, Series P               63,189       8.204508           519       0.00%       1.90%     (1.39%)
  Met Investors MFS Mid Cap Growth B, Series Q                9,210       8.205862            76       0.00%       1.95%     (1.43%)
  Met Investors MFS Mid Cap Growth B, Series R                   11       8.216069             -       0.00%       2.00%     (1.47%)
  Met Investors MFS Mid Cap Growth B, Series S                8,955       8.194891            74       0.00%       2.05%     (1.50%)
  Met Investors MFS Mid Cap Growth B, Series T                1,229       8.197496            10       0.00%       2.10%     (1.54%)
  Met Investors MFS Mid Cap Growth B, Series U                   11       8.207514             -       0.00%       2.25%     (1.66%)
  Met Investors MFS Research International B                  1,898       8.381159            16       0.38%       1.40%     (5.69%)
  Met Investors MFS Research International B, Series I          631       8.371336             5       0.38%       1.55%     (5.80%)
  Met Investors MFS Research International B, Series K       41,050       8.364799           343       0.38%       1.65%     (5.88%)
  Met Investors MFS Research International B, Series L       16,597       8.364074           139       0.38%       1.70%     (5.91%)
  Met Investors MFS Research International B, Series N        2,838       8.354994            24       0.38%       1.80%     (5.99%)
  Met Investors MFS Research International B, Series O        3,201       8.355529            27       0.38%       1.85%     (6.03%)
  Met Investors MFS Research International B, Series P       20,285       8.348474           169       0.38%       1.90%     (6.06%)
  Met Investors MFS Research International B, Series Q        4,086       8.349848            34       0.38%       1.95%     (6.10%)
  Met Investors MFS Research International B, Series R          135       8.360216             1       0.38%       2.00%     (6.14%)
  Met Investors MFS Research International B, Series S        9,933       8.338689            83       0.38%       2.05%     (6.17%)
  Met Investors MFS Research International B, Series T        1,164       8.341342            10       0.38%       2.10%     (6.21%)
  Met Investors MFS Research International B, Series U           11       8.351514             -       0.38%       2.25%     (6.32%)
  Met Investors SSR Concentrated Int'l Portfolio B               10      10.935611             -       0.00%       1.40%      9.36%
  Met Investors SSR Concentrated Int'l Portfolio B, Series I     10      10.931888             -       0.00%       1.55%      9.32%
  Met Investors SSR Concentrated Int'l Portfolio B, Series K    655      10.929396             7       0.00%       1.65%      9.29%
  Met Investors SSR Concentrated Int'l Portfolio B, Series L    509      10.928158             6       0.00%       1.70%      9.28%
  Met Investors SSR Concentrated Int'l Portfolio B, Series N     10      10.925670             -       0.00%       1.80%      9.26%
  Met Investors SSR Concentrated Int'l Portfolio B, Series O    230      10.924432             2       0.00%       1.85%      9.24%
  Met Investors SSR Concentrated Int'l Portfolio B, Series P    239      10.923190             3       0.00%       1.90%      9.23%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)

                                                                113

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Met Investors SSR Concentrated Int'l Portfolio B, Series Q     10    $ 10.921950    $        -       0.00%       1.95%      9.22%
  Met Investors SSR Concentrated Int'l Portfolio B, Series R     10      10.920707             -       0.00%       2.00%      9.21%
  Met Investors SSR Concentrated Int'l Portfolio B, Series S    340      10.919466             4       0.00%       2.05%      9.20%
  Met Investors SSR Concentrated Int'l Portfolio B, Series T    617      10.918227             7       0.00%       2.10%      9.18%
  Met Investors SSR Concentrated Int'l Portfolio B, Series U     10      10.914501             -       0.00%       2.25%      9.15%
  Met Investors AIM Mid Cap Equity Portfolio B                  107      10.991234             1       0.00%       1.40%      9.91%
  Met Investors AIM Mid Cap Equity Portfolio B, Series I        352      10.987487             4       0.00%       1.55%      9.88%
  Met Investors AIM Mid Cap Equity Portfolio B, Series K      1,723      10.984994            19       0.00%       1.65%      9.85%
  Met Investors AIM Mid Cap Equity Portfolio B, Series L      1,025      10.983749            11       0.00%       1.70%      9.84%
  Met Investors AIM Mid Cap Equity Portfolio B, Series N      1,159      10.981256            13       0.00%       1.80%      9.81%
  Met Investors AIM Mid Cap Equity Portfolio B, Series O        751      10.980009             8       0.00%       1.85%      9.80%
  Met Investors AIM Mid Cap Equity Portfolio B, Series P     10,541      10.978760           116       0.00%       1.90%      9.79%
  Met Investors AIM Mid Cap Equity Portfolio B, Series Q         10      10.977513             -       0.00%       1.95%      9.78%
  Met Investors AIM Mid Cap Equity Portfolio B, Series R        104      10.976269             1       0.00%       2.00%      9.76%
  Met Investors AIM Mid Cap Equity Portfolio B, Series S        630      10.975020             7       0.00%       2.05%      9.75%
  Met Investors AIM Mid Cap Equity Portfolio B, Series T         10      10.973778             -       0.00%       2.10%      9.74%
  Met Investors AIM Mid Cap Equity Portfolio B, Series U         10      10.970039             -       0.00%       2.25%      9.70%
  Met Investors AIM Small Cap Growth Portfolio B                102      11.852311             1       0.00%       1.40%     18.52%
  Met Investors AIM Small Cap Growth Portfolio B, Series I       10      11.848284             -       0.00%       1.55%     18.48%
  Met Investors AIM Small Cap Growth Portfolio B, Series K    8,880      11.845599           105       0.00%       1.65%     18.46%
  Met Investors AIM Small Cap Growth Portfolio B, Series L    2,107      11.844254            25       0.00%       1.70%     18.44%
  Met Investors AIM Small Cap Growth Portfolio B, Series N       61      11.841568             1       0.00%       1.80%     18.42%
  Met Investors AIM Small Cap Growth Portfolio B, Series O    2,093      11.840229            25       0.00%       1.85%     18.40%
  Met Investors AIM Small Cap Growth Portfolio B, Series P    2,176      11.838879            26       0.00%       1.90%     18.39%
  Met Investors AIM Small Cap Growth Portfolio B, Series Q      387      11.837543             5       0.00%       1.95%     18.38%
  Met Investors AIM Small Cap Growth Portfolio B, Series R       99      11.836197             1       0.00%       2.00%     18.36%
  Met Investors AIM Small Cap Growth Portfolio B, Series S    1,764      11.834858            21       0.00%       2.05%     18.35%
  Met Investors AIM Small Cap Growth Portfolio B, Series T      860      11.833517            10       0.00%       2.10%     18.34%
  Met Investors AIM Small Cap Growth Portfolio B, Series U       10      11.829489             -       0.00%       2.25%     18.30%
  GACC Money Market                                       2,900,433      12.412266        36,001       0.00%       1.40%      2.59%
  GACC Money Market, Series A                                13,197      10.871413           143       0.00%       0.85%      3.21%
  Russell Multi-Style Equity Fund                         4,904,223      10.735315        52,648       0.46%       1.40%    (15.41%)
  Russell Aggressive Equity Fund                          1,076,155       9.827489        10,576       0.11%       1.40%     (3.73%)
  Russell Non-US Fund                                     1,986,614       9.503825        18,880       0.57%       1.40%    (23.12%)
  Russell Core Bond Fund                                  2,914,837      11.924313        34,757       5.91%       1.40%      5.91%
  Russell Real Estate Securities Fund                       216,101      12.523755         2,706       5.18%       1.40%      6.33%
  AIM V.I. Value                                          6,312,634      12.153563        76,721       0.14%       1.40%    (13.69%)
  AIM V.I. Value, Series A                                  301,412       7.189086         2,167       0.14%       0.85%    (13.27%)
  AIM V.I. Value, Series E                                   13,697      12.184389           167       0.14%       1.00%    (13.43%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                114

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  AIM V.I. Value, Series F                                   28,756    $ 12.176678    $      350       0.14%       1.10%    (13.51%)
  AIM V.I. Value, Series G                                    5,506      12.165116            67       0.14%       1.25%    (13.65%)
  AIM V.I. Value, Series I                                   33,902      12.139920           412       0.14%       1.55%    (13.91%)
  AIM V.I. Value, Series K                                  179,253      12.130840         2,174       0.14%       1.65%    (13.99%)
  AIM V.I. Value, Series N                                   54,069      12.117240           655       0.14%       1.80%    (14.12%)
  AIM V.I. Capital Appreciation                           3,732,970      11.183281        41,747       0.00%       1.40%    (24.17%)
  AIM V.I. Capital Appreciation, Series A                   269,448       5.955311         1,605       0.00%       0.85%    (23.93%)
  AIM V.I. Capital Appreciation, Series E                     9,471      11.211653           106       0.00%       1.00%    (24.05%)
  AIM V.I. Capital Appreciation, Series F                    28,184      11.204557           316       0.00%       1.10%    (24.13%)
  AIM V.I. Capital Appreciation, Series G                     1,741      11.193917            19       0.00%       1.25%    (24.24%)
  AIM V.I. Capital Appreciation, Series I                    28,344      11.170733           317       0.00%       1.55%    (24.47%)
  AIM V.I. Capital Appreciation, Series K                   138,389      11.162385         1,545       0.00%       1.65%    (24.55%)
  AIM V.I. Capital Appreciation, Series N                    39,782      11.149853           443       0.00%       1.80%    (24.66%)
  AIM V.I. International Equity                             664,626       9.553604         6,350       0.32%       1.40%    (24.40%)
  AIM V.I. International Equity, Series A                    35,269       5.975035           211       0.32%       0.85%    (24.01%)
  AIM V.I. International Equity, Series E                       523       9.577854             5       0.32%       1.00%    (24.30%)
  AIM V.I. International Equity, Series F                       704       9.571780             7       0.32%       1.10%    (24.38%)
  AIM V.I. International Equity, Series G                        10       9.562691             -       0.32%       1.25%    (24.49%)
  AIM V.I. International Equity, Series I                     4,249       9.542879            40       0.32%       1.55%    (24.72%)
  AIM V.I. International Equity, Series K                    21,294       9.535727           203       0.32%       1.65%    (24.79%)
  AIM V.I. International Equity, Series N                     3,499       9.525031            33       0.32%       1.80%    (24.91%)
  Alliance Premier Growth                                 4,640,967      12.789235        59,354       0.00%       1.40%    (18.37%)
  Alliance Premier Growth B                                 470,073      12.767316         6,001       0.00%       1.40%    (18.56%)
  Alliance Premier Growth B, Series I                        58,235      12.753411           743       0.00%       1.55%    (18.68%)
  Alliance Premier Growth B, Series K                       399,731      12.744148         5,094       0.00%       1.65%    (18.76%)
  Alliance Premier Growth B, Series N                       286,481      12.730273         3,647       0.00%       1.80%    (18.88%)
  Alliance Bernstein Real Estate Investment               1,096,192      10.201620        11,183       3.47%       1.40%      9.25%
  Alliance Bernstein Real Estate Investment B               204,885      10.192752         2,088       0.57%       1.40%     12.68%
  Alliance Bernstein Real Estate Investment B, Series I      28,866      10.182084           294       0.57%       1.55%     12.56%
  Alliance Bernstein Real Estate Investment B, Series K     150,995      10.174973         1,537       0.57%       1.65%     12.48%
  Alliance Bernstein Real Estate Investment B, Series N     119,567      10.164324         1,215       0.57%       1.80%     12.37%
  Alliance Bernstein Small Cap B                              3,339      11.095691            37       0.00%       1.40%     10.96%
  Alliance Bernstein Small Cap B, Series I                       73      11.084570             1       0.00%       1.55%     10.85%
  Alliance Bernstein Small Cap B, Series K                    3,454      11.077159            38       0.00%       1.65%     10.77%
  Alliance Bernstein Small Cap B, Series N                       10      11.066056             -       0.00%       1.80%     10.66%
  Alliance Bernstein Value B                                 13,033       9.976213           130       0.00%       1.40%     (0.24%)
  Alliance Bernstein Value B, Series I                        1,635       9.966212            16       0.00%       1.55%     (0.34%)
  Alliance Bernstein Value B, Series K                        6,631       9.959547            66       0.00%       1.65%     (0.41%)
  Alliance Bernstein Value B, Series N                          198       9.949574             2       0.00%       1.80%     (0.50%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                115

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Liberty Newport Tiger Fund, Variable                       76,277    $ 10.298309    $      786       0.85%       1.40%    (19.04%)
  Liberty Newport Tiger Fund, Variable Series I                   9      10.287093             -       0.85%       1.55%    (19.74%)
  Liberty Newport Tiger Fund, Variable Series K                  29      10.279624             -       0.85%       1.65%    (19.83%)
  Liberty Newport Tiger Fund, Variable Series N                   9      10.268429             -       0.85%       1.80%    (19.95%)
  Goldman Sachs Growth and Income                           686,691       8.656980         5,944       0.48%       1.40%    (10.57%)
  Goldman Sachs Growth and Income, Series I                     705       8.647553             6       0.48%       1.55%    (10.74%)
  Goldman Sachs Growth and Income, Series K                   4,024       8.641278            35       0.48%       1.65%    (10.83%)
  Goldman Sachs Growth and Income, Series N                   3,339       8.631869            29       0.48%       1.80%    (10.96%)
  Goldman Sachs International Equity                        271,093       9.740698         2,641       1.28%       1.40%    (23.26%)
  Goldman Sachs International Equity, Series I                    9       9.730088             -       1.28%       1.55%    (23.46%)
  Goldman Sachs International Equity, Series K                5,255       9.723017            51       1.28%       1.65%    (23.54%)
  Goldman Sachs International Equity, Series N                    9       9.712412             -       1.28%       1.80%    (23.66%)
  Goldman Sachs Global Income                               128,045      11.732665         1,502       5.30%       1.40%      3.67%
  Goldman Sachs Global Income, Series I                       2,199      11.719888            26       5.30%       1.55%      3.18%
  Goldman Sachs Global Income, Series K                      17,020      11.711380           199       5.30%       1.65%      3.08%
  Goldman Sachs Global Income, Series N                       9,043      11.698638           106       5.30%       1.80%      2.93%
  Goldman Sachs Internet Tollkeeper                         224,344       4.259904           956       0.00%       1.40%    (34.59%)
  Goldman Sachs Internet Tollkeeper, Series I                 2,177       4.255263             9       0.00%       1.55%    (34.71%)
  Goldman Sachs Internet Tollkeeper, Series K                20,375       4.252165            87       0.00%       1.65%    (34.77%)
  Goldman Sachs Internet Tollkeeper, Series N                11,753       4.247531            50       0.00%       1.80%    (34.87%)
  Scudder II Dreman High Return Equity                       11,398      11.858410           135       0.76%       1.40%      0.28%
  Scudder II Small Cap Growth                               262,419       9.581495         2,515       0.00%       1.40%    (29.76%)
  Scudder II Small Cap Growth, Series I                          10       9.571151             -       0.00%       1.55%    (29.90%)
  Scudder II Small Cap Growth, Series K                       5,455       9.564269            52       0.00%       1.65%    (29.97%)
  Scudder II Small Cap Growth, Series N                       2,653       9.553958            25       0.00%       1.80%    (30.08%)
  Scudder II Small Cap Value                                524,101      10.580230         5,545       0.00%       1.40%     16.21%
  Scudder II Small Cap Value, Series I                           11      10.568840             -       0.00%       1.55%     15.86%
  Scudder II Small Cap Value, Series K                        7,699      10.561257            81       0.00%       1.65%     15.75%
  Scudder II Small Cap Value, Series N                        2,995      10.549871            32       0.00%       1.80%     15.57%
  Scudder II Government Securities                          227,714      12.242645         2,788       3.65%       1.40%      6.76%
  Scudder II Government Securities, Series I                    143      12.229458             2       3.65%       1.55%      5.84%
  Scudder II Government Securities, Series K                  9,196      12.220680           112       3.65%       1.65%      5.73%
  Scudder II Government Securities, Series N                    894      12.207514            11       3.65%       1.80%      5.57%
  MFS Bond                                                  147,949      11.756936         1,739       5.93%       1.40%      7.19%
  MFS Research                                            1,536,906      10.848674        16,673       0.02%       1.40%    (22.35%)
  MFS Research B                                             22,977      10.837961           249       0.00%       1.40%    (22.49%)
  MFS Research B, Series I                                       71      10.826156             1       0.00%       1.55%    (22.60%)
  MFS Research B, Series K                                   23,995      10.818288           260       0.00%       1.65%    (22.68%)
  MFS Research B, Series N                                   21,145      10.806499           228       0.00%       1.80%    (22.80%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                116

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  MFS Investors Trust                                     2,514,437    $ 10.359566    $   26,048       0.50%       1.40%    (17.13%)
  MFS Investors Trust B                                     375,684      10.343215         3,886       0.00%       1.40%    (17.28%)
  MFS Investors Trust B, Series I                            56,991      10.331954           589       0.00%       1.55%    (17.40%)
  MFS Investors Trust B, Series K                           233,409      10.324448         2,410       0.00%       1.65%    (17.48%)
  MFS Investors Trust B, Series N                           217,020      10.313205         2,238       0.00%       1.80%    (17.61%)
  MFS Emerging Growth                                     1,650,920      11.989497        19,794       0.00%       1.40%    (34.42%)
  MFS Emerging Growth B                                      15,407      11.968714           184       0.00%       1.40%    (34.55%)
  MFS Emerging Growth B, Series I                                47      11.955671             1       0.00%       1.55%    (34.65%)
  MFS Emerging Growth B, Series K                            17,780      11.946982           213       0.00%       1.65%    (34.71%)
  MFS Emerging Growth B, Series N                             3,049      11.933961            36       0.00%       1.80%    (34.81%)
  MFS Emerging Markets Equity                                     -              -             -       0.00%       1.40%      8.60%
  MFS High Income                                           779,282       9.572290         7,460       7.75%       1.40%      0.65%
  MFS High Income B                                         122,703       9.539603         1,170       0.00%       1.40%      0.20%
  MFS High Income B, Series I                                21,769       9.529217           207       0.00%       1.55%      0.05%
  MFS High Income B, Series K                                77,464       9.522312           738       0.00%       1.65%     (0.05%)
  MFS High Income B, Series N                                82,917       9.511941           789       0.00%       1.80%     (0.20%)
  MFS Global Governments                                     20,273      10.960696           222       3.67%       1.40%      3.29%
  MFS Global Governments B                                      505      10.940184             6       0.00%       1.40%      3.10%
  MFS Global Governments B, Series I                              9      10.928274             -       0.00%       1.55%      2.94%
  MFS Global Governments B, Series K                              9      10.920347             -       0.00%       1.65%      2.84%
  MFS Global Governments B, Series N                            213      10.908456             2       0.00%       1.80%      2.69%
  MFS New Discovery                                         828,930       8.053407         6,676       0.00%       1.40%     (6.36%)
  MFS New Discovery B                                       339,262       8.041413         2,728       0.00%       1.40%     (6.58%)
  MFS New Discovery B, Series I                              46,430       8.032660           373       0.00%       1.55%     (6.72%)
  MFS New Discovery B, Series K                             290,769       8.026828         2,334       0.00%       1.65%     (6.81%)
  MFS New Discovery B, Series N                             190,953       8.018085         1,531       0.00%       1.80%     (6.95%)
  MetLife Putnam International Stock                         54,113       7.366401           399       0.32%       1.40%    (21.70%)
  MetLife Putnam Large Cap Growth                           109,052       5.007840           546       0.00%       1.40%    (31.79%)
  MetLife Stock Index Portfolio B                                10      10.849814             -       0.00%       1.40%    (14.76%)
  MetLife Stock Index Portfolio B, Series I                      10      10.846117             -       0.00%       1.55%    (14.89%)
  MetLife Stock Index Portfolio B, Series K                  10,153      10.843650           110       0.00%       1.65%    (14.98%)
  MetLife Stock Index Portfolio B, Series L                   7,421      10.842420            80       0.00%       1.70%    (15.02%)
  MetLife Stock Index Portfolio B, Series N                  16,945      10.839954           184       0.00%       1.80%    (15.11%)
  MetLife Stock Index Portfolio B, Series O                   2,333      10.838729            25       0.00%       1.85%    (15.15%)
  MetLife Stock Index Portfolio B, Series P                   3,279      10.837498            36       0.00%       1.90%    (15.19%)
  MetLife Stock Index Portfolio B, Series Q                      10      10.836267             -       0.00%       1.95%    (15.23%)
  MetLife Stock Index Portfolio B, Series R                     105      10.835035             1       0.00%       2.00%    (15.28%)
  MetLife Stock Index Portfolio B, Series S                   3,662      10.833803            40       0.00%       2.05%    (15.32%)
  MetLife Stock Index Portfolio B, Series T                      10      10.832576             -       0.00%       2.10%    (15.36%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                117

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  MetLife Stock Index Portfolio B, Series U                      10    $ 10.828879    $        -       0.00%       2.25%    (15.49%)
  Oppenheimer Capital Appreciation                          772,904      14.491704        11,201       0.64%       1.40%    (13.80%)
  Oppenheimer Main Street Growth & Income                 1,357,695       9.876107        13,409       0.58%       1.40%    (11.42%)
  Oppenheimer High Income                                   298,630       9.710849         2,900      10.37%       1.40%      0.54%
  Oppenheimer Bond                                        1,161,929      11.374046        13,216       7.61%       1.40%      6.28%
  Oppenheimer Strategic Bond                                336,996      10.770012         3,629       2.46%       1.40%      3.38%
  Putnam VT Growth and Income                             2,739,982      11.247456        30,818       1.69%       1.40%     (7.48%)
  Putnam VT Growth and Income B                              50,584      11.222898           568       0.00%       1.40%     (7.70%)
  Putnam VT Growth and Income B, Series I                     1,670      11.210673            19       0.00%       1.55%     (7.84%)
  Putnam VT Growth and Income B, Series K                    21,753      11.202545           243       0.00%       1.65%     (7.93%)
  Putnam VT Growth and Income B, Series N                     6,894      11.190345            77       0.00%       1.80%     (8.07%)
  Putnam VT New Value                                       161,190      12.791989         2,062       0.85%       1.40%      2.16%
  Putnam VT New Value B                                      10,597      12.763839           135       0.00%       1.40%      1.87%
  Putnam VT New Value B, Series I                               421      12.749942             5       0.00%       1.55%      1.72%
  Putnam VT New Value B, Series K                             9,526      12.740689           122       0.00%       1.65%      1.62%
  Putnam VT New Value B, Series N                             6,612      12.726824            84       0.00%       1.80%      1.47%
  Putnam VT Vista                                           864,059      11.048553         9,547       0.00%       1.40%    (34.33%)
  Putnam VT Vista B                                          16,544      11.036442           182       0.00%       1.40%    (34.43%)
  Putnam VT Vista B, Series I                                 1,036      11.024422            11       0.00%       1.55%    (34.53%)
  Putnam VT Vista B, Series K                                 3,976      11.016404            44       0.00%       1.65%    (34.60%)
  Putnam VT Vista B, Series N                                 3,330      11.004394            37       0.00%       1.80%    (34.70%)
  Putnam VT International Growth                          1,987,476      12.956460        25,751       0.36%       1.40%    (21.53%)
  Putnam VT International Growth B                          300,520      12.931708         3,886       0.00%       1.40%    (21.72%)
  Putnam VT International Growth B, Series I                 40,983      12.917622           529       0.00%       1.55%    (21.84%)
  Putnam VT International Growth B, Series K                228,138      12.908230         2,945       0.00%       1.65%    (21.92%)
  Putnam VT International Growth B, Series N                170,664      12.894161         2,201       0.00%       1.80%    (22.04%)
  Putnam VT International New Opportunities                 292,315       9.746421         2,849       0.00%       1.40%    (29.52%)
  Putnam VT International New Opportunities B                 4,081       9.723656            40       0.00%       1.40%    (29.68%)
  Putnam VT International New Opportunities B, Series I           9       9.713052             -       0.00%       1.55%    (29.78%)
  Putnam VT International New Opportunities B, Series K       4,815       9.705998            47       0.00%       1.65%    (29.85%)
  Putnam VT International New Opportunities B, Series N         884       9.695419             8       0.00%       1.80%    (29.96%)
  Templeton Global Income Securities                         92,996      10.164560           945       3.71%       1.40%      1.11%
  Templeton Global Income Securities, Series A                2,074      10.676226            22       3.71%       0.85%      1.67%
  Templeton Global Income Securities B                       10,641      10.144355           108       1.02%       1.40%      0.81%
  Templeton Global Income Securities B, Series A              2,618      10.179722            27       1.02%       0.85%      1.37%
  Templeton Global Income Securities B, Series E                 10      10.170063             -       1.02%       1.00%      1.22%
  Templeton Global Income Securities B, Series F              2,099      10.163622            21       1.02%       1.10%      1.12%
  Templeton Global Income Securities B, Series G                169      10.153993             2       1.02%       1.25%      0.96%
  Templeton Global Income Securities B, Series I                 10      10.132982             -       1.02%       1.55%      0.66%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                118

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Templeton Global Income Securities B, Series K              2,730    $ 10.125396    $       28       1.02%       1.65%      0.56%
  Templeton Global Income Securities B, Series N                338      10.114046             3       1.02%       1.80%      0.41%
  Franklin Small Cap                                        405,503      12.220202         4,956       0.52%       1.40%    (16.21%)
  Franklin Small Cap Series A                                18,315       6.017094           110       0.52%       0.85%    (15.74%)
  Franklin Small Cap B                                       68,610      12.198150           837       0.13%       1.40%    (16.43%)
  Franklin Small Cap B, Series A                             13,064      12.240714           160       0.13%       0.85%    (15.97%)
  Franklin Small Cap B, Series E                              1,914      12.229092            23       0.13%       1.00%    (16.10%)
  Franklin Small Cap B, Series F                              3,675      12.221351            45       0.13%       1.10%    (16.18%)
  Franklin Small Cap B, Series G                                657      12.209734             8       0.13%       1.25%    (16.31%)
  Franklin Small Cap B, Series I                              3,992      12.184460            49       0.13%       1.55%    (16.56%)
  Franklin Small Cap B, Series K                             24,956      12.175342           304       0.13%       1.65%    (16.65%)
  Franklin Small Cap B, Series N                              7,984      12.161685            97       0.13%       1.80%    (16.77%)
  Templeton Growth Securities                               249,434      12.987349         3,240       2.11%       1.40%     (2.37%)
  Templeton Growth Securities Series A                        9,709      10.198310            99       2.11%       0.85%     (1.83%)
  Templeton Growth Securities B                              38,125      12.947524           494       0.48%       1.40%     (2.69%)
  Templeton Growth Securities B, Series A                    13,582      12.992689           176       0.48%       0.85%     (2.15%)
  Templeton Growth Securities B, Series E                     1,074      12.980355            14       0.48%       1.00%     (2.30%)
  Templeton Growth Securities B, Series F                     3,076      12.972142            40       0.48%       1.10%     (2.40%)
  Templeton Growth Securities B, Series G                       133      12.959828             2       0.48%       1.25%     (2.54%)
  Templeton Growth Securities B, Series I                     6,867      12.933004            89       0.48%       1.55%     (2.84%)
  Templeton Growth Securities B, Series K                    21,140      12.923341           273       0.48%       1.65%     (2.93%)
  Templeton Growth Securities B, Series N                     2,791      12.908840            36       0.48%       1.80%     (3.08%)
  Templeton International Securities                      1,553,542       8.932020        13,876       3.21%       1.40%    (16.93%)
  Templeton International Securities Series A                24,020       8.329271           200       3.21%       0.85%    (16.47%)
  Templeton International Securities B                      124,344       8.918168         1,109       0.85%       1.40%    (17.17%)
  Templeton International Securities B, Series A             42,456       8.949298           380       0.85%       0.85%    (16.71%)
  Templeton International Securities B, Series E              5,476       8.940798            49       0.85%       1.00%    (16.84%)
  Templeton International Securities B, Series F              8,734       8.935139            78       0.85%       1.10%    (16.92%)
  Templeton International Securities B, Series G                 10       8.926643             -       0.85%       1.25%    (17.05%)
  Templeton International Securities B, Series I              6,921       8.908162            62       0.85%       1.55%    (17.30%)
  Templeton International Securities B, Series K             39,277       8.901506           350       0.85%       1.65%    (17.38%)
  Templeton International Securities B, Series N             10,843       8.891510            96       0.85%       1.80%    (17.50%)
  Templeton Developing Markets Securities                   976,427       6.988115         6,823       1.06%       1.40%     (9.37%)
  Templeton Developing Markets Securities B                 211,021       6.977321         1,472       0.15%       1.40%     (9.37%)
  Templeton Developing Markets Securities B, Series I        21,179       6.969734           148       0.15%       1.55%     (9.50%)
  Templeton Developing Markets Securities B, Series K       158,656       6.964671         1,105       0.15%       1.65%     (9.59%)
  Templeton Developing Markets Securities B, Series N       143,571       6.957091           999       0.15%       1.80%     (9.73%)
  Templeton Mutual Shares Securities                      1,020,486      12.254996        12,506       1.91%       1.40%      5.81%
  Templeton Mutual Shares Securities B                      244,140      12.232460         2,987       0.28%       1.40%      5.55%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                119

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Templeton Mutual Shares Securities B, Series I             16,227    $ 12.219247    $      198       0.28%       1.55%      5.39%
  Templeton Mutual Shares Securities B, Series K            283,891      12.210438         3,466       0.28%       1.65%      5.28%
  Templeton Mutual Shares Securities B, Series N             87,269      12.197249         1,065       0.28%       1.80%      5.12%
  Franklin Large Cap Growth Securities                      503,659      13.324321         6,711       0.57%       1.40%    (12.50%)
  Franklin Large Cap Growth Securities Series A              20,423       8.516492           174       0.57%       0.85%    (12.01%)
  Franklin Large Cap Growth Securities B                    115,925      13.305369         1,542       0.07%       1.40%    (12.67%)
  Franklin Large Cap Growth Securities B, Series A           18,134      13.351805           242       0.07%       0.85%    (12.18%)
  Franklin Large Cap Growth Securities B, Series E            5,767      13.339126            77       0.07%       1.00%    (12.31%)
  Franklin Large Cap Growth Securities B, Series F            9,531      13.330682           127       0.07%       1.10%    (12.40%)
  Franklin Large Cap Growth Securities B, Series G            5,830      13.318018            78       0.07%       1.25%    (12.54%)
  Franklin Large Cap Growth Securities B, Series I           10,831      13.290455           144       0.07%       1.55%    (12.80%)
  Franklin Large Cap Growth Securities B, Series K           30,005      13.280510           399       0.07%       1.65%    (12.89%)
  Franklin Large Cap Growth Securities B, Series N           10,801      13.265620           143       0.07%       1.80%    (13.02%)
  Fidelity VIP Growth                                       295,355      12.630835         3,731       0.08%       1.40%    (18.80%)
  Fidelity VIP Growth B                                      29,838      12.611329           376       0.00%       1.40%    (19.44%)
  Fidelity VIP Growth B, Series I                                64      12.598422             1       0.00%       1.55%    (19.56%)
  Fidelity VIP Growth B, Series K                            20,482      12.589814           258       0.00%       1.65%    (19.64%)
  Fidelity VIP Growth B, Series N                            16,644      12.576934           209       0.00%       1.80%    (19.77%)
  Fidelity VIP II Contrafund                                295,900      12.057516         3,568       0.79%       1.40%    (13.47%)
  Fidelity VIP III Growth Opportunities                      96,742       8.331919           806       0.34%       1.40%    (15.62%)
  Fidelity VIP III Growth & Income                          237,682      11.233926         2,670       1.40%       1.40%    (10.02%)
  Fidelity VIP Equity-Income                                207,842      11.164080         2,320       1.61%       1.40%     (6.28%)
  Fidelity VIP Equity-Income B                               22,279      11.141971           248       0.00%       1.40%     (6.55%)
  Fidelity VIP Equity-Income B, Series I                      3,787      11.130575            42       0.00%       1.55%     (6.69%)
  Fidelity VIP Equity-Income B, Series K                     11,591      11.122980           129       0.00%       1.65%     (6.79%)
  Fidelity VIP Equity-Income B, Series N                      7,804      11.111610            87       0.00%       1.80%     (6.93%)
  Fidelity High Income B                                      3,203       9.025089            29       0.00%       1.40%    (13.16%)
  Fidelity High Income B, Series I                               10       9.015854             -       0.00%       1.55%    (13.29%)
  Fidelity High Income B, Series K                              457       9.009707             4       0.00%       1.65%    (13.38%)
  Fidelity High Income B, Series N                              336       9.000486             3       0.00%       1.80%    (13.51%)
  American Century VP Income & Growth                     2,575,030       8.223442        21,176       0.49%       1.40%     (9.60%)
  American Century VP Income & Growth , Series I             95,813       8.214478           787       0.49%       1.55%     (9.77%)
  American Century VP Income & Growth , Series K            495,710       8.208521         4,069       0.49%       1.65%     (9.86%)
  American Century VP Income & Growth , Series N            417,145       8.199582         3,420       0.49%       1.80%    (10.00%)
  American Century VP International                          78,823       7.187549           567       0.16%       1.40%    (29.98%)
  American Century VP International, Series I                   413       7.179717             3       0.16%       1.55%    (30.27%)
  American Century VP International, Series K                 4,384       7.174500            31       0.16%       1.65%    (30.34%)
  American Century VP International, Series N                 5,141       7.166682            37       0.16%       1.80%    (30.45%)
  American Century VP Value                                 899,286      12.429283        11,178       0.71%       1.40%     11.34%

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                120

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  American Century VP Value, Series I                        26,267    $ 12.415765    $      326       0.71%       1.55%     11.08%
  American Century VP Value, Series K                       165,085      12.406758         2,048       0.71%       1.65%     10.97%
  American Century VP Value, Series N                       124,367      12.393257         1,541       0.71%       1.80%     10.80%
  Zenith Davis Venture Value E                                7,448      10.156586            76       0.00%       1.00%    (12.45%)
  Zenith Davis Venture Value E, Series I                        817      10.144691             8       0.00%       1.55%    (12.58%)
  Zenith Davis Venture Value E, Series K                    167,899      10.136771         1,702       0.00%       1.65%    (12.67%)
  Zenith Davis Venture Value E, Series L                     28,057      10.135898           284       0.00%       1.70%    (12.71%)
  Zenith Davis Venture Value E, Series N                     16,457      10.124913           167       0.00%       1.80%    (12.80%)
  Zenith Davis Venture Value E, Series O                     10,511      10.125565           106       0.00%       1.85%    (12.84%)
  Zenith Davis Venture Value E, Series P                     98,674      10.116997           998       0.00%       1.90%    (12.89%)
  Zenith Davis Venture Value E, Series Q                     11,990      10.118686           121       0.00%       1.95%    (12.93%)
  Zenith Davis Venture Value E, Series R                        166      10.131238             2       0.00%       2.00%    (12.97%)
  Zenith Davis Venture Value E, Series S                     20,442      10.105156           207       0.00%       2.05%    (13.02%)
  Zenith Davis Venture Value E, Series T                      2,258      10.108370            23       0.00%       2.10%    (13.06%)
  Zenith Davis Venture Value E, Series U                         10      10.120696             -       0.00%       2.25%    (13.19%)
  Zenith Harris Oakmark MidCap Value B                        3,502      11.947753            42       0.00%       1.40%     25.66%
  Zenith Harris Oakmark MidCap Value B, Series I              1,523      11.933782            18       0.00%       1.55%     25.47%
  Zenith Harris Oakmark MidCap Value B, Series K             49,664      11.924478           592       0.00%       1.65%     25.35%
  Zenith Harris Oakmark MidCap Value B, Series L              9,625      11.923451           115       0.00%       1.70%     25.28%
  Zenith Harris Oakmark MidCap Value B, Series N              5,808      11.910526            69       0.00%       1.80%     25.16%
  Zenith Harris Oakmark MidCap Value B, Series O             10,435      11.911307           124       0.00%       1.85%     25.09%
  Zenith Harris Oakmark MidCap Value B, Series P             48,232      11.901244           574       0.00%       1.90%     25.03%
  Zenith Harris Oakmark MidCap Value B, Series Q              4,542      11.903225            54       0.00%       1.95%     24.97%
  Zenith Harris Oakmark MidCap Value B, Series R                 97      11.917960             1       0.00%       2.00%     24.91%
  Zenith Harris Oakmark MidCap Value B, Series S             10,687      11.887327           127       0.00%       2.05%     24.84%
  Zenith Harris Oakmark MidCap Value B, Series T              1,123      11.891112            14       0.00%       2.10%     24.78%
  Zenith Harris Oakmark MidCap Value B, Series U                  9      11.905572             -       0.00%       2.25%     24.59%
  Dreyfus Stock Index                                       215,068       7.994918         1,719       1.21%       1.40%    (13.41%)
  Dreyfus Stock Index B                                      32,651       7.968599           260       0.64%       1.40%    (13.69%)
  Dreyfus Stock Index B, Series I                             1,031       7.959924             8       0.64%       1.55%    (13.82%)
  Dreyfus Stock Index B, Series K                            27,711       7.954140           221       0.64%       1.65%    (13.91%)
  Dreyfus Stock Index B, Series N                            29,290       7.945482           233       0.64%       1.80%    (14.04%)
  Dreyfus VIF Disciplined Stock                              34,563       7.882400           272       0.36%       1.40%    (14.48%)
  Dreyfus VIF Disciplined Stock B                             9,418       7.869049            74       0.69%       1.40%    (14.67%)
  Dreyfus VIF Disciplined Stock B, Series I                      12       7.860477             -       0.69%       1.55%    (14.80%)
  Dreyfus VIF Disciplined Stock B, Series K                  19,534       7.854776           153       0.69%       1.65%    (14.88%)
  Dreyfus VIF Disciplined Stock B, Series N                   4,280       7.846220            34       0.69%       1.80%    (15.01%)
  Dreyfus VIF Capital Appreciation                          824,246       8.856159         7,300       1.01%       1.40%    (10.58%)
  Dreyfus VIF Capital Appreciation B                        254,256       8.832633         2,246       1.19%       1.40%    (10.89%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                121

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Accumulation units, continued:
  Dreyfus VIF Capital Appreciation B, Series I               20,284     $ 8.823014    $      179       1.19%       1.55%    (11.03%)
  Dreyfus VIF Capital Appreciation B, Series K              247,378       8.816609         2,181       1.19%       1.65%    (11.11%)
  Dreyfus VIF Capital Appreciation B, Series N              131,109       8.807008         1,154       1.19%       1.80%    (11.25%)
  INVESCO VIF Dynamics                                    1,301,619       7.201833         9,374       0.00%       1.40%    (32.03%)
  INVESCO VIF Dynamics, Series I                             43,476       7.193990           313       0.00%       1.55%    (32.21%)
  INVESCO VIF Dynamics, Series K                            283,383       7.188752         2,037       0.00%       1.65%    (32.27%)
  INVESCO VIF Dynamics, Series N                            181,734       7.180915         1,305       0.00%       1.80%    (32.38%)
  INVESCO VIF High Yield                                    467,962       7.395337         3,461      13.70%       1.40%    (16.07%)
  INVESCO VIF High Yield, Series I                           28,084       7.387287           207      13.70%       1.55%    (16.25%)
  INVESCO VIF High Yield, Series K                           84,932       7.381925           627      13.70%       1.65%    (16.33%)
  INVESCO VIF High Yield, Series N                           30,336       7.373879           224      13.70%       1.80%    (16.46%)
  PIMCO High Yield Bond                                      23,695       9.953420           236       7.60%       1.40%      1.00%
  PIMCO High Yield Bond, Series I                                10       9.942579             -       7.60%       1.55%      0.76%
  PIMCO High Yield Bond, Series K                             9,206       9.935372            92       7.60%       1.65%      0.65%
  PIMCO High Yield Bond, Series N                             2,342       9.924556            23       7.60%       1.80%      0.50%
  PIMCO Low Duration Bond                                   114,268      11.348021         1,297       3.90%       1.40%      6.87%
  PIMCO Low Duration Bond, Series I                           8,828      11.335672           100       3.90%       1.55%      5.97%
  PIMCO Low Duration Bond, Series K                          14,806      11.327448           168       3.90%       1.65%      5.86%
  PIMCO Low Duration Bond, Series N                           4,282      11.315125            48       3.90%       1.80%      5.70%
  PIMCO StocksPLUS Growth & Income                           49,731       8.109327           403       4.50%       1.40%    (11.84%)
  PIMCO StocksPLUS Growth & Income, Series I                     12       8.100489             -       4.50%       1.55%    (12.81%)
  PIMCO StocksPLUS Growth & Income, Series K                  4,862       8.094606            40       4.50%       1.65%    (12.89%)
  PIMCO StocksPLUS Growth & Income, Series N                  6,794       8.085799            55       4.50%       1.80%    (13.03%)
  PIMCO Total Return Bond                                 1,361,187      11.492649        15,643       4.39%       1.40%      7.02%
  PIMCO Total Return Bond, Series I                          83,705      11.480143           961       4.39%       1.55%      6.71%
  PIMCO Total Return Bond, Series K                         279,978      11.471803         3,212       4.39%       1.65%      6.60%
  PIMCO Total Return Bond, Series N                         233,496      11.459325         2,676       4.39%       1.80%      6.44%
  Scudder I International                                   522,292       6.119926         3,196       0.40%       1.40%    (31.82%)
  Scudder I International B                                 166,196       6.129472         1,019       0.00%       1.40%    (31.78%)
  Scudder I International B, Series I                        10,678       6.122784            65       0.00%       1.55%    (31.88%)
  Scudder I International B, Series K                       132,703       6.118329           812       0.00%       1.65%    (31.95%)
  Scudder I International B, Series N                        85,555       6.111659           523       0.00%       1.80%    (32.05%)
  First American FAIP Equity Income IA                    1,832,065      13.087368        23,977       0.00%       1.40%     (5.13%)


Annuitization units:
  Met Investors Lord Abbett Growth and Income               134,895    $ 29.038104    $    3,918       0.92%       1.40%     (7.04%)
  Met Investors Bond Debenture                               37,548      11.810071           443       8.06%       1.40%      2.34%
  Met Investors Developing Growth                             5,843       9.339157            55       0.00%       1.40%     (8.14%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                122

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Annuitization units, continued:
  Met Investors Developing Growth, A                          3,596     $ 6.679929    $       24       0.00%       0.85%     (7.59%)
  Met Investors Mid-Cap Value                                 7,751      15.360337           119       0.47%       1.40%      6.58%
  Met Investors Quality Bond                                 30,512      11.312809           345       4.73%       1.40%      5.56%
  Met Investors Small Cap Stock                               9,190      12.046843           111       0.17%       1.40%     (9.73%)
  Met Investors Small Cap Stock, A                            2,525       6.220955            15       0.17%       0.85%     (9.22%)
  Met Investors Enhanced Index                               43,246      14.485455           626       0.82%       1.40%    (12.65%)
  Met Investors Select Equity                                27,964      13.286822           372       0.48%       1.40%     (7.33%)
  Met Investors International Equity                         12,465       8.885457           110       1.31%       1.40%    (21.44%)
  GACC Money Market                                          27,212      10.524240           287       0.00%       1.40%      2.59%
  Russell Multi-Style                                        12,520       9.537128           120       0.46%       1.40%    (15.41%)
  Russell Aggressive Equity                                   3,735       8.730620            33       0.11%       1.40%     (3.73%)
  Russell Non-US                                              1,664       8.443071            14       0.57%       1.40%    (23.12%)
  Russell Core Bond                                          22,877      10.593419           243       5.91%       1.40%      5.91%
  Russell Real Estate                                           422      11.630014             5       5.18%       1.40%      6.33%
  AIM V.I. Value                                             10,230      10.797085           110       0.14%       1.40%    (13.69%)
  AIM V.I. Value, A                                           5,306       6.809310            37       0.14%       0.85%    (13.27%)
  AIM V.I. Capital Appreciation                               5,385       9.935090            54       0.00%       1.40%    (24.17%)
  AIM V.I. Capital Appreciation, A                            5,623       5.640708            31       0.00%       0.85%    (23.93%)
  AIM V.I. International Equity                               5,736       5.687433            33       0.32%       1.40%    (24.40%)
  Alliance Premier Growth                                     3,907      11.361804            45       0.00%       1.40%    (18.37%)
  Alliance Bernstein Real Estate Investment                     565       9.062982             5       3.47%       1.40%      9.25%
  Goldman Sachs Growth & Income                                 814       7.708853             6       0.48%       1.40%    (10.57%)
  Goldman Sachs International Equity                          1,503       8.673871            13       1.28%       1.40%    (23.26%)
  Goldman Sachs Global Income Fund                              152      10.447674             2       5.30%       1.40%      3.67%
  MFS Research                                                1,840       9.637827            18       0.02%       1.40%    (22.35%)
  MFS Investors Trust                                           366       9.203304             3       0.50%       1.40%    (17.13%)
  MFS Emerging Growth                                           638      10.651329             6       0.00%       1.40%    (34.42%)
  MFS High Income                                               814       8.503900             6       7.75%       1.40%      0.65%
  MFS New Discovery                                           3,299       7.742515            26       0.00%       1.40%     (6.36%)
  Oppenheimer Strategic Bond Fund                             2,133       9.567954            20       2.46%       1.40%      3.38%
  Putnam VT Growth and Income                                 3,726       9.992099            37       1.69%       1.40%     (7.48%)
  Putnam VT New Value                                           645      11.364246             7       0.85%       1.40%      2.16%
  Putnam VT Vista                                             2,903       9.815415            28       0.00%       1.40%    (34.33%)
  Putnam VT International Growth Fund                           185      11.510360             2       0.36%       1.40%    (21.53%)
  Putnam VT International New Opportunities                   2,076       8.658613            18       0.00%       1.40%    (29.52%)
  Templeton Mutual Shares Securities                          2,083      10.994429            23       1.91%       1.40%      5.81%
  Franklin Large Cap Growth Securities                        1,899      12.251791            23       0.57%       1.40%    (12.50%)
  American Century VP Income & Growth Fund                      458       7.724303             4       0.49%       1.40%     (9.60%)
  American Century VP Value Fund                                122      11.674864             1       0.71%       1.40%     11.34%
  Dreyfus VIF Capital Appreciation Portfolio                  2,716       8.318632            23       1.01%       1.40%    (10.58%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                                                                         (Continued)
                                                                123

                                           METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                                        FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001          For the Year ended December 31, 2001
                                                        -----------------------------------------  ---------------------------------
                                                                           Unit       Net Assets    Investment    Expense   Total
                                                            Units       Fair Value      (000)      Income Ratio*  Ratio**  Return***
                                                        ------------   ------------   -----------  -------------  -------  ---------
Annuitization units, continued:
  INVESCO VIF- Dynamics Fund                                    141     $ 6.764704    $        1       0.00%       1.40%    (32.03%)
  INVESCO VIF- High Yield Fund                                  453       6.946460             3      13.70%       1.40%    (16.07%)
  PIMCO Low Duration Bond Portfolio                             303      10.659244             3       3.90%       1.40%      6.87%
  PIMCO StocksPLUS Growth & Income                            2,047       7.617120            16       4.50%       1.40%    (11.84%)
  PIMCO Total Return Bond Portfolio                             681      10.795092             7       4.39%       1.40%      7.02%
  First American FAIP Equity Income IA                        4,759      13.069356            62       0.00%       1.40%     (5.13%)

         * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income return is not annualized.

         ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.








                                                                 124

                       METLIFE INVESTORS INSURANCE COMPANY
                                AND SUBSIDIARIES
            (Formerly Cova Financial Services Life Insurance Company)
                 (a wholly owned subsidiary of Cova Corporation)

                        CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2001, 2000, AND 1999

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

The Board of Directors
MetLife Investors Insurance Company
(Formerly Cova Financial Services Life Insurance Company)
St. Louis, Missouri


We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (formerly Cova Financial Services Life Insurance Company) (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits. The consolidated financial statements of the Company for the year ended December 31, 1999 (Predecessor Company operations) were audited by other auditors whose report, dated February 4, 2000, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such 2001 and 2000 consolidated financial statements present fairly, in all material respects, the consolidated financial position of MetLife Investors Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 1 to the consolidated financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the periods subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
Cova Financial Services Life Insurance Company:


We have audited the consolidated statements of operations, shareholders' equity, and cash flows of Cova Financial Services Life Insurance Company (now known as MetLife Investors Insurance Company) (a wholly owned subsidiary of Cova Corporation) (the Company) for the year ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of Cova Financial Services Life Insurance Company's operations, shareholders' equity, and their cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, Illinois
February 4, 2000

                       METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (Formerly Cova Financial Services Life Insurance Company)
                         (a wholly owned subsidiary of Cova Corporation)
                                   CONSOLIDATED BALANCE SHEETS
                                    DECEMBER 31, 2001 AND 2000
                         (Dollars in thousands, except per share amounts)

                                                                           2001         2000
                                                                       -----------   -----------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value                   $ 1,771,018   $ 1,683,580
  Equity securities, at fair value                                           2,424            12
  Mortgage loans on real estate                                            322,697       354,777
  Real estate and real estate joint ventures                                 3,441             -
  Policy loans                                                              27,445        28,074
  Other limited partnership interests                                        1,779          --
  Short-term investments                                                     1,357         4,917
  Other invested assets                                                          -         3,501
                                                                       -----------   -----------
    Total investments                                                    2,130,161     2,074,861
Cash and cash equivalents                                                  179,231        89,725
Accrued investment income                                                   25,176        26,963
Premiums and other receivables                                             296,411        35,363
Deferred policy acquisition costs                                          345,568       292,632
Deferred income taxes                                                        1,476         7,229
Other assets                                                                34,746        36,487
Separate account assets                                                  2,845,218     2,793,821
                                                                       -----------   -----------
    Total assets                                                       $ 5,857,987   $ 5,357,081
                                                                       ===========   ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                               $    69,493   $    62,095
  Policyholder account balances                                          2,445,659     2,112,064
  Short-term debt                                                            8,724             -
  Other liabilities                                                         33,466        32,187
  Separate account liabilities                                           2,845,218     2,793,821
                                                                       -----------   -----------
    Total liabilities                                                  $ 5,402,560   $ 5,000,167
                                                                       ===========   ===========
Commitments and contingencies (Note 6)

Stockholder's Equity:
  Common stock, par value $2 per share; 5,000,000 shares authorized;
    2,899,466 shares issued and outstanding                                  5,799         5,799
  Additional paid-in capital                                               430,954       345,954
  Retained earnings (deficit)                                               13,220        (1,930)
  Accumulated other comprehensive income                                     5,454         7,091
                                                                       -----------   -----------
    Total stockholder's equity                                             455,427       356,914
                                                                       -----------   -----------
    Total liabilities and stockholders equity                          $ 5,857,987   $ 5,357,081
                                                                       ===========   ===========

                   See accompanying notes to consolidated financial statements.

                                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                             (Formerly Cova Financial Services Life Insurance Company)
                                  (a wholly owned subsidiary of Cova Corporation)
                                         CONSOLIDATED STATEMENTS OF INCOME
                                FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                               (Dollars in thousands)

                                                                                                  |PREDECESSOR'S
                                                                                                  |    BASIS
                                                                               2001       2000    |    1999
                                                                           -----------------------|--------------
REVENUES                                                                                          |
Premiums                                                                     $ 12,185   $   8,503 | $   8,468
Universal life and investment-type product policy fees                         45,354      42,427 |    35,217
Net investment income                                                         173,872     168,847 |   131,372
Other revenues                                                                  2,978         889 |     1,924
Net investment gains (losses) (net of amounts allocable from deferred                             |
   acquisition costs of $2,775, $(13,981) and $(10,107), respectively)          1,367      (6,877)|   (10,107)
                                                                           -----------------------|--------------
       Total revenues                                                         235,756     213,789 |   166,874
                                                                           -----------------------|--------------
EXPENSES                                                                                          |
Policyholder benefits                                                          20,703      13,127 |    27,409
Interest credited to policyholder account balances                            122,081     117,025 |   102,274
Other expenses (excludes amounts directly related to net investment                               |
   gains (losses) of $2,775, $(l3,981) and $(l0,107), respectively)            70,528      85,903 |    57,085
                                                                           -----------------------|--------------
       Total expenses                                                         213,312     216,055 |   186,768
                                                                           -----------------------|--------------
                                                                                                  |
Income (loss) before provision (benefit) for income taxes                      22,444      (2,266)|   (19,894)
Provision (benefit) for income taxes                                            7,294        (336)|    (6,390)
                                                                           -----------------------|--------------
Net income (loss)                                                            $ 15,150   $  (1,930)| $ (13,504)
                                                                           =======================|==============



                  See accompanying notes to consolidated financial statements.

                                   METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                                 (Formerly Cova Financial Services Life Insurance Company)
                                      (a wholly owned subsidiary of Cova Corporation)
                                      CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                   FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                  (Dollars in thousands)

                                                                                                Accumulated
                                                                     Additional    Retained        Other
                                                          Common      Paid-in      Earnings     Comprehensive
Predecessor's Basis                                        Stock      Capital      (Deficit)    Income (Loss)     Total
------------------------------------------------------    --------  ------------   ----------   --------------  ----------
Balance at January 1, 1999                                $ 5,799   $  220,491      $ 26,410     $     (614)    $ 252,086
Capital Contribution                                                    40,000                                     40,000
Comprehensive loss:
  Net loss                                                                           (13,504)                     (13,504)
  Other comprehensive loss:
     Unrealized investment losses, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                 (24,020)      (24,020)
                                                                                                               -----------
  Comprehensive loss                                                                                              (37,524)
                                                         --------- ------------    ----------   ------------   -----------
Balance at December 31, 1999                              $ 5,799   $  260,491      $ 12,906     $  (24,634)    $ 254,562
                                                         ========= ============    ==========   ============   ===========
-------------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2000                                $ 5,799   $  290,954      $      -     $        -     $ 296,753
Capital contribution                                                    55,000                                     55,000
Comprehensive income:
  Net loss                                                                            (1,930)                      (1,930)
  Other comprehensive gains:
     Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                   7,091         7,091
                                                                                                               -----------
  Comprehensive income                                                                                              5,161
                                                         --------- -----------     ----------   ------------   -----------
Balance at December 31, 2000                                5,799      345,954        (1,930)         7,091       356,914
Capital contributions                                                   85,000                                     85,000
Comprehensive income:
  Net income                                                                          15,150                       15,150
  Other comprehensive losses:
     Unrealized investment losses, net of related
       offsets, reclassification adjustments and
       income taxes                                                                                  (1,637)       (1,637)
                                                                                                               -----------
  Comprehensive income                                                                                             13,513
                                                         --------- -----------     ----------   ------------   -----------
Balance at December 31, 2001                              $ 5,799   $  430,954      $ 13,220     $    5,454     $ 455,427
                                                         ========= ===========     ==========   ============   ===========


                   See accompanying notes to consolidated financial statements.



                                 METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                              (Formerly Cova Financial Services Life Insurance Company)
                                   (a wholly owned subsidiary of Cova Corporation)
                                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                                (Dollars in thousands)

                                                                                                       |PREDECESSOR'S
                                                                                                       |    BASIS
CASH FLOWS FROM OPERATING ACTIVITIES                                        2001             2000      |     1999
                                                                         -----------      -----------  | -----------
Net Income (loss)                                                        $   15,150       $   (1,930)  | $  (13,504)
  Adjustments to reconcile net income (loss) to net cash (used in)                                     |
    provided by operating activities:                                                                  |
      Depreciation and amortization expense                                 (12,288)         (16,691)  |      2,423
      (Gains) losses from sales of investments, net                          (1,367)           6,877   |     10,107
      Interest credited to policyholder account balances                    122,081          117,025   |    102,274
      Universal life and investment-type product policy fees                (45,354)         (42,427)  |    (35,217)
  Change in accrued investment income                                         1,787           (1,971)  |     (3,487)
  Change in premiums and other receivables                                 (261,048)         306,620   |    639,398
  Change in deferred policy acquisitions costs, net                         (52,936)           5,027   |    (95,323)
  Change in insurance related liabilities                                     7,398            5,386   |      4,096
  Change in income taxes payable                                              7,234               34   |     (5,880)
  Change in other liabilities                                                 1,279           (9,468)  |       (141)
  Other, net                                                                 (2,731)         (16,521)  |     64,655
                                                                         -----------      -----------  | -----------
Net cash (used in) provided by operating activities                        (220,795)         351,961   |    669,401
                                                                         -----------      ----------   | -----------
                                                                                                       |
CASH FLOWS FROM INVESTING ACTIVITIES                                                                   |
  Sales, maturities and repayments:                                                                    |
   Fixed maturities                                                         782,948          268,472   |    438,766
   Equity securities                                                             37            9,000   |          -
   Mortgage loans on real estate                                             42,673           22,456   |     31,071
   Real estate and real estate joint ventures                                   190           10,902   |          -
  Purchases of:                                                                                        |
   Fixed maturities                                                        (854,418)        (431,493)  |   (487,092)
   Equity securities                                                         (1,166)               -   |          -
   Mortgage loans on real estate                                            (12,846)          (3,295)  |    (64,278)
   Real estate and real estate joint ventures                                (3,620)          (2,850)  |     (4,107)
   Other limited partnership interests                                       (1,779)               -   |          -
  Net change in short-term investments                                        3,560           (4,917)  |          -
  Net change in policy loans                                                    629             (296)  |     (1,484)
  Net change in investment collateral                                             -          (37,862)  |     11,939
  Other, net                                                                  3,501                -   |   (202,328)
                                                                         -----------      -----------  | -----------
Net cash used in investing activities                                       (40,291)        (169,883)  |   (277,513)
                                                                         -----------      -----------  | -----------
                                                                                                       |
CASH FLOWS FROM FINANCING ACTIVITIES                                                                   |
  Policyholder account balances:                                                                       |
   Deposits                                                                 631,955          416,742   |    396,086
   Withdrawals                                                             (375,087)        (656,026)  |   (835,821)
  Short-term debt, net                                                        8,724                -   |          -
  Capital contributions                                                      85,000           55,000   |     40,000
                                                                         -----------      -----------  | -----------
Net cash provided by (used in) financing activities                         350,592         (184,284)  |   (399,735)
                                                                         -----------      -----------  | -----------
Change in cash and cash equivalents                                          89,506           (2,206)  |     (7,847)
Cash and cash equivalents, beginning of year                                 89,725           91,931   |     99,778
                                                                         -----------      -----------  | -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                   $  179,231       $   89,725   | $   91,931
                                                                         ===========      ===========  | ===========
Supplemental disclosures of cash flow information:                                                     |
-------------------------------------------------                                                      |
  Cash paid (refunded) during the year:                                                                |
      Interest                                                           $      171       $        -   | $        -
                                                                         ===========      ===========  | ===========
      Income taxes                                                       $        -       $        -   | $     (680)
                                                                         ===========      ===========  | ===========


                             See accompanying notes to consolidated financial statements.


                                                         F-6

              METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
            (Formerly Cova Financial Services Life Insurance Company)
                 (a wholly owned subsidiary of Cova Corporation)
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BUSINESS

          MetLife Investors Insurance Company (formerly Cova Financial Services Life Insurance Company) ("MLIIC"), a Missouri domiciled life insurance company, is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company ("GALIC"), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation ("GenAmerica"). GenAmerica is a wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), a New York domiciled life insurance company. MLIIC owns 100% of the outstanding shares of two subsidiaries, First MetLife Investors Insurance Company ("FMLIIC") (formerly First Cova Life Insurance Company), a New York domiciled life insurance company, and MetLife Investors Insurance Company of California ("MLIICCA") (formerly Cova Financial Life Insurance Company), a California domiciled life insurance company.

          MLIIC and subsidiaries (the "Company") market and service variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 45 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

     BASIS OF PRESENTATION

          The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Missouri State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the Missouri Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

          On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life, for $1.2 billion in cash.

          As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For the period prior to the date of the acquisition, the balances are referred to as "Predecessor's Basis".

          The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $296,753 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

          The excess of the net purchase price over the fair value of net assets acquired of approximately $37,324 thousand was recorded as goodwill and has been amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below). This new basis of accounting resulted in an increase in stockholder's equity of approximately $42,191 thousand on January 1, 2000. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

          The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

     INVESTMENTS

          The Company primarily invests in fixed maturities and mortgage loans, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

          The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (losses), net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

          Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

          Policy loans are stated at unpaid principal balances.

          Short-term investments are stated at amortized cost, which approximates fair value.

          Other invested assets are reported at their estimated fair value.

     CASH AND CASH EQUIVALENTS

          The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

     DEFERRED POLICY ACQUISITION COSTS

          The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, expenses to administer the business (and additional charges to the policyholders) and certain economic variables, such as inflation. These factors enter into management's estimates of gross profits which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred.

          Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

          Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

          Deferred policy acquisition costs for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

          Deferred policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

          Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $297,659 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

          Information regarding deferred policy acquisition costs is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  ------------------------------
                                                       2001            2000
                                                  -------------  ---------------
                                                      (Dollars in thousands)
                                                  ------------------------------
     Balance at January 1                           $  292,632      $  297,659
     Capitalization of policy acquisition costs         68,505          67,197
                                                  ------------------------------
              Total                                    361,137         364,856
                                                  ------------------------------

     Amortization allocated to:
        Net investment gains (losses)                    2,775         (13,981)
        Unrealized investment (losses) gains            (5,954)         30,208
        Other expenses                                  18,748          55,997
                                                  ------------------------------
              Total amortization                        15,569          72,224
                                                  ------------------------------
        Balance at December 31                      $  345,568      $  292,632
                                                  ==============================

          Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and
     (3) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

          Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

     GOODWILL

          The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period of 20 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
                                                         (Dollars in thousands)
                                                       -------------------------
     Net Balance at January 1                          $   35,458    $   37,324
     Amortization                                          (1,866)       (1,866)
                                                       -----------   -----------
     Net Balance at December 31                        $   33,592    $   35,458
                                                       ===========   ===========

                                                              DECEMBER 31,
                                                       -------------------------
                                                           2001          2000
                                                       -----------   -----------
     Accumulated Amortization                          $    3,732    $    1,866
                                                       ===========   ===========


     See "Application of Accounting Pronouncements" below regarding changes in amortization and impairment testing effective January 1, 2002.

     FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

          The Company recognizes its liability for policy amounts that are not subject to policyholder mortality or longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2001 was 5.72%.

          Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

          The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

          Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

          Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

          Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

          Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate charges and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

          Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 72%, 72% and 86% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company, in 2001, 2000 and 1999, respectively.

          All policy reserves are established as the present value of estimated future policy benefits, such present value is based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

     RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

          Premiums related to annuity policies with life contingencies are recognized as revenues when due.

          Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     INCOME TAXES

          The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

          The Company will file a consolidated federal income tax return with FMLIIC and MLIICCA. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

     REINSURANCE

          Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

          In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with the terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

     SEPARATE ACCOUNTS

          Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

          Certain amounts in the prior years' consolidated financials have been reclassed to conform with the 2001 presentation.

     APPLICATION OF ACCOUNTING PRONOUNCEMENTS

          Effective January 1, 2001, the Company adopted SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133") as amended by SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITIES - AN AMENDMENT TO FASB STATEMENT NO. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

          Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES - A REPLACEMENT OF FASB STATEMENT NO. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

          Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON CERTAIN INVESTMENTS ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

          In June 2001, the FASB issued SFAS No. 141, BUSINESS COMBINATIONS ("SFAS 141"), and SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $1,866 thousand for both of the years ended December 31, 2001 and 2000. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the impairment requirements by December 31, 2002.

          In July 2001, the SEC released Staff Accounting Bulletin No. 102, SELECTED LOAN LOSS ALLOWANCE AND DOCUMENTATION ISSUES ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

          In October 2001, the FASB issued SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

          Effective October 1, 2000, the Company adopted SAB No. 101, REVENUE RECOGNITION IN FINANCIAL STATEMENTS ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

          Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk,
     (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements

2.   INVESTMENTS

     FIXED MATURITIES AND EQUITY SECURITIES


                                                           Cost or          Gross Unrealized
                                                          Amortized    ----------------------------    Estimated
                                                             Cost          Gain           Loss         Fair Value
                                                        -------------  ------------    ------------   -------------
                                                                       (Dollars in thousands)
    Bonds:
         U.S. Treasury securities and obligations of
           U.S. government corporations and agencies     $    98,388    $    2,522      $      203     $   100,707
         Corporate                                           887,787        39,815           8,728         918,874
         Mortgage- and asset-backed securities               754,255         7,652          10,470         751,437
                                                        -------------  ------------    ------------   -------------
         Total fixed maturities                          $ 1,740,430    $   49,989      $   19,401     $ 1,771,018
                                                        =============  ============    ============   =============
    Equity securities:
      Common stocks                                      $     1,178    $    1,246      $        -     $     2,424
                                                        =============  ============    ============   =============



          Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                           Cost or            Gross Unrealized
                                                          Amortized    -----------------------------  Estimated
                                                             Cost          Gain           Loss       Fair Value
                                                        -------------   -----------   -----------   -------------
                                                                            (Dollars in thousands)

  Bonds:

     U.S. Treasury securities and obligations of U.S.
        government corporations and agencies             $    34,377     $   2,082             -     $    36,459
      Corporate                                              978,885        32,594      $  9,401       1,020,880
      Mortgage- and asset-backed securities                  629,201        18,302         2,460         649,963
                                                        -------------   -----------   -----------   -------------
      Total fixed maturities                             $ 1,642,463     $  52,978      $ 11,861     $ 1,683,580
                                                        =============   ===========   ===========   =============

 Equity Securities:
   Common stocks                                         $        12     $       -      $      -     $        12
                                                        =============   ===========   ===========   =============


          The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $112,776 thousand and $20,900 thousand at December 31, 2001 and 2000, respectively. Non-income producing fixed maturities were insignificant.

          The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date, are shown below:

                                                 COST OR
                                                 AMORTIZED          ESTIMATED
     Bonds                                         COST             FAIR VALUE
                                               ------------         -----------
                                                      (Dollars in thousands)
     Due in one year or less                    $    89,515         $    91,085
     Due after one year through five years          537,973             558,807
     Due after five years through ten years         290,817             300,967
     Due after ten years                             67,870              68,722
                                               -------------       -------------
       Total                                        986,175           1,019,581
     Mortgage- and asset-backed securities          754,255             751,437
                                               -------------       -------------
       Total bonds                              $ 1,740,430         $ 1,771,018
                                               =============       =============

          Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

          Sales of securities classified as available-for-sale were as follows:

                                                                  |  PREDECESSOR'S
                                        YEARS ENDED DECEMBER 31,  |      BASIS
                                      ----------------------------|-----------------
                                          2001           2000     |      1999
                                      --------------  ------------|-----------------
                                         (Dollars in thousands)   |
                                      ----------------------------|-----------------
          Proceeds                     $ 328,351       $   83,987 |  $    391,399
          Gross realized gains         $  16,128       $    1,333 |  $      2,445
          Gross realized losses        $   5,448       $    5,636 |  $     22,457


          Gross investment losses above exclude writedowns recorded during 2001, 2000 and 1999 for other than temporarily impaired available for sale securities of $4,536 thousand, $11,969 thousand and $18,769, respectively.

          Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     ASSETS ON DEPOSIT

          The Company had assets on deposit with regulatory agencies with a fair market value of $6,876 thousand and $7,211 thousand at December 31, 2001 and 2000, respectively.

     MORTGAGE LOANS ON REAL ESTATE

          Mortgage loans on real estate were categorized as follows:

                                                              DECEMBER 31,
                                                         -----------------------
                                                            2001         2000
                                                         ----------- -----------
                                                          (Dollars in thousands)
      Commercial mortgage loans                          $  324,697  $  354,777
      Less: Valuation allowances                              2,000           -
                                                         ----------- -----------
        Mortgage loans                                   $  322,697  $  354,777
                                                         =========== ===========

          Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2001, approximately 15%, 11% and 11% of the properties were located in California, Texas and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

          Changes in mortgage loan valuation allowances were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                         -----------------------
                                                            2001        2000
                                                         ----------- -----------
                                                          (Dollars in thousands)
                                                         -----------------------
     Balance at January 1                                $        -  $        -
     Additions                                                2,000           -
                                                         ----------- -----------
     Balance at December 31                              $    2,000  $        -
                                                         =========== ===========


          A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:


                                                               DECEMBER 31,
                                                         -----------------------
                                                            2001         2000
                                                         ----------- -----------
                                                          (Dollars in thousands)
                                                         -----------------------

     Impaired mortgage loans with valuation allowances   $   10,000  $        -
     Less:  Valuation allowances                              2,000           -
                                                         ----------- -----------
        Impaired mortgage loans                          $    8,000  $        -
                                                         =========== ===========

     REAL ESTATE AND REAL ESTATE JOINT VENTURES

          The Company had real estate and real estate joint ventures held-for-investment of $3,441 thousand as of December 31, 2001. The Company did not have real estate and real estate joint ventures at December 31, 2000. All of the real estate and real estate joint ventures consist of office buildings.

     NET INVESTMENT INCOME

          The components of net investment income were as follows:

                                                                                         |  PREDECESSOR'S
                                                             YEARS ENDED DECEMBER 31,    |     BASIS
                                                         ------------------------------- | --------------
                                                              2001             2000      |      1999
                                                         --------------   -------------- | --------------
                                                              (Dollars in thousands)     |
                                                         ------------------------------  |
     Fixed maturities                                    $     135,722    $     133,122  | $     100,969
     Equity securities                                               -              136  |           563
     Mortgage loans on real estate                              28,777           30,144  |        27,161
     Real estate and real estate joint ventures                    174              290  |           103
     Policy loans                                                2,092            2,160  |         2,136
     Other limited partnership interests                            12                -  |             -
     Cash, cash equivalents and short-term investments           6,818            4,735  |         2,459
     Other                                                         886              314  |           335
                                                         --------------   -------------- | --------------
          Total                                                174,481          170,901  |       133,726
     Less: Investment expenses                                    (609)          (2,054) |        (2,354)
                                                         --------------   -------------- | --------------
          Net investment income                          $     173,872    $     168,847  | $     131,372
                                                         ==============   ============== | ==============



     NET INVESTMENT GAINS (LOSSES)

                                                                                             |  PREDECESSOR'S
                                                                 YEARS ENDED DECEMBER 31,    |     BASIS
                                                             ------------------------------- | --------------
                                                                  2001             2000      |      1999
                                                             --------------   -------------- | --------------
                                                                  (Dollars in thousands)     |
                                                             ------------------------------  |
     Fixed maturities                                        $       6,107     $    (19,476) | $     (20,011)
     Equity securities                                                  37                -  |             3
     Mortgage loans on real estate                                  (2,240)               -  |             -
     Real estate and real estate joint ventures                         11           (1,369) |           (38)
     Other                                                             227              (13) |          (168)
                                                             --------------   -------------- | --------------
          Total                                                      4,142          (20,858) |       (20,214)
     Amounts allocable to deferred policy acquisition costs         (2,775)          13,981  |        10,107
                                                             --------------   -------------- | --------------
          Net realized investment gains (losses)             $       1,367    $      (6,877) | $     (10,107)
                                                             ==============   ============== | ==============

          Investment gains and losses have been reduced by deferred policy acquisition cost amortization to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

     NET UNREALIZED INVESTMENT GAINS (LOSSES)

          The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:


                                                                                   |PREDECESSOR'S
                                                         YEARS ENDED DECEMBER 31,  |    BASIS
                                                       --------------------------- | ------------
                                                           2001           2000     |     1999
                                                       ------------   ------------ | ------------
                                                          (Dollars in thousands)   |
                                                       --------------------------- |
     Fixed maturities                                  $    30,588    $    41,117  | $   (93,540)
     Equity securities                                       1,246              -  |      (2,133)
     Other invested assets                                     152              -  |           -
                                                       ------------   ------------ | ------------
        Total                                               31,986         41,117  |     (95,673)
                                                       ------------   ------------ | ------------
     Amounts allocable to deferred acquisition costs       (24,254)       (30,208) |      57,775
     Deferred income taxes                                  (2,278)        (3,818) |      13,264
                                                       ------------   ------------ | ------------
        Total                                              (26,532)       (34,026) |      71,039
                                                       ------------   ------------ | ------------
          Net unrealized investment gains (losses)     $     5,454    $     7,091  | $   (24,634)
                                                       ============   ============ | ============

          The changes in net unrealized investment gains (losses) were as follows:

                                                                                             |PREDECESSOR'S
                                                                   YEARS ENDED DECEMBER 31,  |    BASIS
                                                                 --------------------------- | ------------
                                                                     2001           2000     |     1999
                                                                 ------------   ------------ | ------------
                                                                    (Dollars in thousands)   |
                                                                 --------------------------- |
     Balance at January 1                                        $     7,091    $         -  | $      (614)
     Unrealized investment gains (losses) during the year             (9,131)        41,117  |     (95,059)
     Unrealized investment (gains) losses relating to:                                       |
       Deferred acquisition costs and value of business acquired       5,954        (30,208) |      57,775
     Deferred income taxes                                             1,540         (3,818) |      13,264
                                                                 ------------   ------------ | ------------
     Balance at December31                                       $     5,454    $     7,091  | $   (24,634)
                                                                 ============   ============ | ============
     Net change in unrealized investment gains (losses)          $    (1,637)   $     7,091  | $   (24,020)
                                                                 ============   ============ | ============


3.   FAIR VALUE INFORMATION

          The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

          Amounts related to the Company's financial instruments were as follows:

                                                  CARRYING           ESTIMATED
     DECEMBER 31, 2001                             VALUE            FAIR VALUE
     ------------------                        -------------       -------------
                                                    (Dollars in thousands)
     ASSETS:
       Fixed maturities                        $  1,771,018        $  1,771,018
       Equity securities                              2,424               2,424
       Mortgage loans on real estate                322,697             338,000
       Policy loans                                  27,445              27,445
       Short-term investments                         1,357               1,357
       Cash and cash equivalents                    179,231             179,231

     LIABILITIES:
       Policyholder account balances              2,445,659           2,254,728
       Short-term debt                                8,724               8,724


                                                  CARRYING           ESTIMATED
     DECEMBER 31, 2000                             VALUE            FAIR VALUE
     ------------------                        -------------       -------------
                                                    (Dollars in thousands)
     ASSETS:
       Fixed maturities                        $  1,683,580        $  1,683,580
       Equity Securities                                 12                  12
       Mortgage loans on real estate                354,777             371,975
       Policy loans                                  28,074              28,074
       Short-term investments                         4,917               4,917
       Cash and cash equivalents                     89,725              89,725

     LIABILITIES:
      Policyholder account balances               2,105,202           2,036,252



          The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

     FIXED MATURITIES AND EQUITY SECURITIES

          The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

     MORTGAGE LOANS ON REAL ESTATE

          Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     POLICY LOANS

          The carrying values for policy loans approximate fair value.

     CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

          The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

     POLICYHOLDER ACCOUNT BALANCES

          The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

     SHORT-TERM DEBT

          The fair market values of short-term debt are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

4.   SEPARATE ACCOUNTS

          Separate accounts reflects one category of risk assumption: non-guaranteed separate accounts totaling $2,845,218 thousand and $2,793,821 thousand at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

          Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $45,354 thousand, $42,427 thousand and $35,217 thousand for the years ended December 31, 2001, 2000 and 1999, respectively.

5.   DEBT

          The Company had borrowings related to dollar repurchase agreements in the amount of $8,724 thousand with an interest rate of 6.50% and maturity of 30 days at December 31, 2001. The Company did not have any debt outstanding at December 31, 2000.

          Interest expense related to the Company's indebtedness was $171 thousand for the year ended December 31, 2001.

6.   COMMITMENTS AND CONTINGENCIES

          There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

7.   INCOME TAXES

          The provision (benefit) for income taxes was as follows:

                                                                                  | PREDECESSOR'S
                                                        YEARS ENDED DECEMBER 31,  |     BASIS
                                                      --------------------------- | ------------
                                                          2001           2000     |     1999
                                                      ------------   ------------ | ------------
                                                         (Dollars in thousands)   |
                                                      --------------------------- | -------------
     Current:                                                                     |
       Federal                                        $         1    $        68  | $    (2,146)
     Deferred:                                                                    |
       Federal                                              7,293           (404) |      (4,244)
                                                      ------------   ------------ | ------------
     Provision (benefit) for income taxes             $     7,294    $      (336) | $    (6,390)
                                                      ============   ============ | ============

          Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                                                  | PREDECESSOR'S
                                                        YEARS ENDED DECEMBER 31,  |     BASIS
                                                      --------------------------- | ------------
                                                          2001           2000     |     1999
                                                      ------------   ------------ | ------------
                                                         (Dollars in thousands)   |
                                                      --------------------------- | -------------
     Tax provision (benefit) at U.S. statutory rate   $     7,855    $      (793) | $    (6,963)
     Tax effect of:                                                               |
       Tax exempt investment income                        (1,223)             -  |      (2,175)
       Goodwill amortization                                  653            653  |         396
       Return to provision adjustment                           -          1,951  |        (759)
       Valuation allowance                                      -         (2,330) |       2,996
       State tax                                                -             68  |         (10)
       Other, net                                               9            115  |         125
                                                      ------------   ------------ | ------------
     Provision (benefit) for income taxes             $     7,294    $      (336) | $    (6,390)
                                                      ============   ============ | ============

          Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                       -------------------------
                                                          2001           2000
                                                       -----------   -----------
     Deferred income tax assets:
       Reserve for future policy benefits              $   28,830    $   30,724
       Tax basis of intangible assets purchased             3,698         4,137
       Investments                                         25,311        18,006
       Loss and credit carryforwards                       37,011        27,618
       Deferred policy acquisition costs                        -        12,302
       Other                                                5,105         4,983
                                                       -----------   -----------
                                                           99,955        97,770
       Less:  Valuation allowance                             666           666
                                                       -----------   -----------
                                                           99,289        97,104
                                                       -----------   -----------
     Deferred income tax liabilities:
       Value of business acquired                          81,651        85,434
       Deferred policy acquisition costs                   13,512             -
       Unrealized gain on investments                       2,278         3,818
       Other, net                                             372           623
                                                       -----------   -----------
                                                            7,813        89,875
                                                       -----------   -----------
     Net deferred income tax asset                     $    1,476         7,229
                                                       ===========   ===========

          The Company has recorded a valuation allowance related to certain tax benefits. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain impaired securities will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizeable.

          The Company has $81,500 thousand net operating loss carryforwards that will expire between 2013 and 2016. The Company also has $24,200 thousand of capital loss carryforwards that will expire in 2004 and 2006. The loss carryforwards are expected to be utilized during the period allowed.

          Xerox Financial Services, Inc. and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

          The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is being audited for the years 1995-2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

8.   REINSURANCE

          Effective January 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede certain SPDA contracts issued, on a 90% coinsurance basis. The agreement is considered to be financing and does not meet the conditions for reinsurance accounting under GAAP. There was no impact on the Company's financial statements resulting from this transaction.

          Effective April 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede variable annuity ("VA") contracts issued on a 90% modified coinsurance basis. The agreement is treated as a financing agreement since it does not meet the conditions for reinsurance accounting under GAAP.

          Effective April 1, 2001, the Company entered into a Yearly Renewable Term ("YRT") reinsurance agreement with Exeter Reassurance Company Limited, (a Metropolitan Life affiliate) to automatically cede varying percentages of the Guaranteed Minimum Death Benefit Rider, Guaranteed Minimum Income Benefit Rider and Earnings Preservation Benefit Rider associated with certain variable annuity contracts. The Company recognized ceded reserves of $27 thousand at December 31, 2001. The Company recognized operating income of approximately $138 thousand from this transaction in 2001.

          Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to Metropolitan Life. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to Metropolitan Life was approximately $200,000 thousand, $230,000 thousand and $259,000 thousand at December 31, 2001, 2000 and 1999, respectively. Net earnings to Metropolitan Life from that business are experience refunded to the Company. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by Metropolitan Life of new business and renewed SPDA business during this period.

          Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsure a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to approximately $88,000 thousand in 1999. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of approximately $1,600 thousand from this transaction in 1999.

          Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company ("RGA"), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of approximately $12,600 thousand in 1999 related to the recapture.

          On June 1, 1995, when GALIC formed Cova Corporation and purchased MLIIC, then known as Xerox Financial Services Life Insurance Company ("XFSLIC"), from Xerox Financial Services, Inc. ("XFSI"), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company ("OakRe"), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

          The agreement is treated as a financing arrangement since it does not meet the conditions for reinsurance accounting under GAAP. In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

          On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized operating income of approximately $1,100 thousand related to the recapture.

          The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. Risks in excess of up to $125 thousand on single survivorship policies and joint survivorship policies are 100% coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The amounts in the consolidated statements of income are presented net of reinsurance ceded.

          The effects of reinsurance were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                           2001          2000
                                                       -----------   -----------
                                                        (Dollars in thousands)

     Direct premiums                                   $   14,171    $    9,336
     Reinsurance ceded                                     (1,986)         (833)
                                                       -----------   -----------
     Net premiums                                      $   12,185    $    8,503
                                                       ===========   ===========
     Reinsurance recoveries netted against
       policyholder benefits                           $        -    $       80
                                                       ===========   ===========

          Reinsurance recoverables, included in premiums and other receivables, were $9,900 thousand and $9,956 thousand at December 31, 2001 and 2000, respectively.


9.   RELATED-PARTY TRANSACTIONS

          The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG"), formerly Security First Group, and MetLife Investors Distribution Company, formerly MetLife Distributors, Inc., provide distribution services to the company. Expenses and fees paid to affiliated companies in 2001 by the Company were $36,732 thousand.

          Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing agreements with its affiliated companies. The affiliated companies are Cova Life Management Company ("CLMC"), which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice, and Cova Life Administration Service Company which provided underwriting, policy issuance, claims, and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 and 1999 by the Company were $35,550 thousand and $28,995 thousand, respectively.

          At December 31, 2001, amounts due to/from affiliates of approximately $30,895 thousand relate primarily to CLMC, Metropolitan Life and MLIG. At December 31, 2000, amounts due from affiliates of approximately $9,835 thousand relates primarily to advances to CLMC for operating expenses over net amounts due under management, operations and servicing agreements.

          Management believes intercompany expenses are calculated on a reasonable basis; however these cost may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

          In 2001 and 2000, the Company received a cash capital contribution of $85,000 thousand and $55,000 thousand, respectively, from Cova Corporation.

10.  OTHER EXPENSES

          Other expenses were comprised of the following:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             -----------------------------
                                                                                 2001             2000
                                                                             -------------   -------------
                                                                                 (Dollars in thousands)

     Compensation                                                            $      4,920    $     15,591
     Commissions                                                                   61,685          48,917
     Interest and debt issue costs                                                    171               -
     Amortization of policy acquisition costs (excludes amortization of
       $2,775, $(13,981), and $(10,107), respectively, related to realized
       investment gains (losses)                                                   18,748          55,997
     Capitalization of policy acquisition costs                                   (68,505)        (67,197)
     Rent, net of sublease                                                          4,537           5,641
     Other                                                                         48,972          26,954
                                                                             -------------   -------------
          Total other expenses                                               $     70,528    $     85,903
                                                                             =============   =============


11.  STOCKHOLDER'S EQUITY

     DIVIDEND RESTRICTIONS

          Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in unassigned funds. As such, no dividends are permissible in 2002 without prior approval of the insurance commissioner.

     STATUTORY EQUITY AND INCOME

          Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, valuing securities on a different basis and limiting the amount, if any, of deferred income taxes that may be recognized. Statutory net losses of the Company, as filed with the Department, was $620 thousand, $51,458 thousand and $46,095 thousand for the years ended December 31, 2001, 2000 and 1999, respectively; statutory capital and surplus, as filed, was $158,648 thousand and $79,457 thousand at December 31, 2001 and 2000, respectively.

                                                                            DECEMBER 31,
                                                                   -------------------------------
                                                                        2001             2000
                                                                   --------------   --------------
                                                                        (Dollars in thousands)
     Statutory capital and surplus                                 $     158,648    $      79,457
     GAAP adjustments for:
       Future policy benefits and policyholders account balances         (21,593)          19,250
       Deferred policy acquisition costs                                 345,568          292,632
       Deferred income taxes                                              (4,033)           7,230
       Valuation of investments                                           20,560          (23,884)
       Statutory asset valuation reserves                                  9,004            5,691
       Statutory interest maintenance reserve                              3,685            3,637
       Other, net                                                        (56,412)         (27,099)
                                                                   --------------   --------------
     Stockholder's equity                                          $     455,427    $     356,914
                                                                   ==============   ==============

          The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001 which primarily relates to accounting, principles regarding income taxes. The adoption of the Codification increased the Company's statutory capital and surplus by approximately $5,089 thousand as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

12.  OTHER COMPREHENSIVE INCOME (LOSS)

          The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                                                                                    |PREDECESSOR'S
                                                                                          YEARS ENDED DECEMBER 31,  |     BASIS
                                                                                        --------------------------- | ------------
                                                                                            2001           2000     |     1999
                                                                                        ------------   ------------ | ------------
                                                                                           (Dollars in thousands)   |
                                                                                        --------------------------- |
     Holding gains (losses) on investments arising during the year                      $    11,635         61,666  | $   (32,894)
     Income tax effect of holding gains or losses                                            (5,641)       (21,582) |      11,513
     Reclassification adjustments:                                                                                  |
         Recognized holding losses (gains) included in current year income                   (6,693)        (1,825) |      (4,060)
         Amortization of premium and discount on investments                                (14,072)       (18,724) |           -
         Recognized holding (losses) gains allocated to other policyholder amounts            2,775        (13,981) |
         Income tax effect                                                                    8,722         12,085  |       1,421
     Allocation of holding (gains) losses on investments relating to other                                          |
       policyholder amounts                                                                   3,178        (16,227) |           -
     Income tax effect of allocation of holding gains or losses to other policyholder                               |
       amounts                                                                               (1,541)         5,679  |           -
                                                                                        ------------   ------------ | ------------
     Net unrealized investment gains (losses)                                           $    (1,637)   $     7,091  | $   (24,020)
                                                                                        ============   ============ | ============

                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

      1.   Reports of Independent Auditors.

      2.   Statement of Assets and Liabilities as of December 31, 2001.

      3.   Statement of Operations for the year ended December 31, 2001.

      4. Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000.

      5.   Notes to Financial Statements - December 31, 2001 and 2000.

The following consolidated financial statements of the Company are included in Part B hereof:

      1.   Reports of Independent Auditors.

      2.   Consolidated Balance Sheets as of December 31, 2001 and 2000.

      3. Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

      4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000, and 1999.

      5. Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000, and 1999.

      6. Notes to Consolidated Financial Statements - December 31, 2001, 2000, and 1999.



    b.   Exhibits
        ------------------------------------------------------------------------

    1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

    2.    Not Applicable.

    3.    Form of Principal Underwriter's Agreement.

    4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*
          (ii) Death Benefit Endorsements*
          (iii)Charitable Remainder Trust Endorsement*
          (iv) Endorsement (Name Change)***
    5.    Application for Variable Annuity.*

    6.(i) Copy of Articles of Incorporation of the Company.####
          (ii) Copy of the Bylaws of the Company.####

    7.    Not Applicable.

    8.(i) Participation   Agreement  among  Variable  Insurance  Products  Fund,
          Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (ii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

    (iii) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (iv) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

     (v)  Form of Fund  Participation  Agreement  among MFS  Variable  Insurance
          Trust,   Cova   Financial   Services   Life   Insurance   Company  and
          Massachusetts Financial Services Company++

     (vi) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

    (vii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company+

   (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

     (ix) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

     (x) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

     (xi) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

    (xii) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

   (xiii) Form of Participation Agreement between MetLife Investors Insurance Company and Met Investors Series Trust#

    (xiv) Form of Participation Agreement between MetLife Investors Insurance Company and Metropolitan Series Fund, Inc.#

     (xv) Form of Participation Agreement between MetLife Investors Insurance Company and First American Insurance Portfolios, Inc.

      9.  Opinion and Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Calculation of Performance Information.***

     14.  Company Organizational Chart.**

     # incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (MetLife Investors Variable Life Account One, File No. 333-69522) as electronically filed on December 20, 2001.

     ### incorporated by reference to Registrant's Amendment No. 18 to Form N-4 (File No. 811-5200) as electronically filed on April 24, 1996.

     #### incorporated by reference to Registrant's Amendment No. 20 to Form N-4
          (File No. 811-5200) as electronically filed on April 23, 1997.

     + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     +++ incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1998.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     ** incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33-39100 and 811-5200) as electronically filed on April 28, 2000.

     *** incorporated by reference to Post-Effective Amendment No. 20 to Form N-4 (File Nos. 33-39100 and 811-5200) as electronically filed on April 26, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson, III         Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger         Executive Vice President, Chief Financial
22 Corporate Plaza Drive          Officer
Newport Beach, CA 92660

Mary Ann Brown                    Director
501 Boylston Street
Boston, MA 02116

Susan A. Buffum                   Director
334 Madison Avenue
Convent Station, NJ 07961

Michael R. Fanning                Director
501 Boylston Street
Boston, MA 02116

Phillip D. Meserve                Senior Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Richard C. Pearson                Senior Vice President, General Counsel,
22 Corporate Plaza Drive            Secretary and Director
Newport Beach, CA  92660

David Y. Rogers                   Director
501 Boylston Street
Boston, MA 02116

Peter M. Schwarz                  Director
600 Plaza II, 6-C
Jersey City, NJ 07311

Constance Doern                   Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Cheryl J. Finney                  Senior Vice President, Associate General
22 Corporate Plaza Drive          Counsel, Chief Compliance Counsel and
Newport Beach, CA 92660           and Assistant Secretary

Anthony Panarese                  Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Debora L. Buffington              Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis                       Vice President
1125 - 17th Street
Denver, CO 80202

Louis M. Weisz                    Vice President, Appointed Actuary
501 Boylston Street
Boston, MA 02116

Anthony J. Williamson             Treasurer
One Madison Avenue
New York, NY 1001



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 16 (File No. 33-39100) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of April 25, 2002, there were 29,629 Non-Qualified Contract Owners and 7,399 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

James A. Shepherdson, III              Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Gregory P. Brakovich                   Co-Chairman of the Board and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Robert Mark Brandenberger              Executive Vice President, Chief Financial
22 Corporate Plaza Drive               Officer and Director
Newport Beach, CA 92660

Charles M. Deuth                       Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                    Executive Vice President and Director
One Madison Avenue
New York, NY 10010

Stephen E. Hinkhouse                   Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Kenneth Jaffe                          Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Phillip D. Meserve                     Senior Executive Vice President
22 Corporate Plaza Drive               and Director
Newport Beach, CA 92660

Richard C. Pearson                     Executive Vice President, General
22 Corporate Plaza Drive               Counsel, Secretary and Director
Newport Beach, CA 92660

Edward Wilson                          Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. LaPiana                        Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian J. Finneran                      Senior Vice President
One Madison Avenue
New York, NY 10010

Diana Keary                            Senior Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cheryl J. Finney                       Senior Vice President, Associate General
22 Corporate Plaza Drive               Counsel, Chief Compliance Counsel
Newport Beach, CA 92660                and Assistant Secretary

Debora L. Buffington                   Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                   Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Troy W. Kennedy                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

William H. Palmer                      Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                          Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                  Treasurer
One Madison Avenue
New York, NY 10010


     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS


     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in Newport Beach, California on this 24th day of April, 2002.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)


                             By:  METLIFE INVESTORS INSURANCE COMPANY
                                    (Sponsor)

                             By:  /s/JAMES A. SHEPHERDSON III
                                  -----------------------------------------


                                  METLIFE INVESTORS INSURANCE COMPANY
                                   (Depositor)

                             By:  /s/JAMES A. SHEPHERDSON III
                                  -----------------------------------------


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




/s/GREGORY P. BRAKOVICH         Co-Chairman of the Board,             4/24/02
-----------------------         Co-Chief Executive Officer            ---------
Gregory P. Brakovich            Co-President and Director               Date



/s/JAMES A. SHEPHERDSON III     Co-Chairman of the Board,             4/24/02
---------------------------     Co-Chief Executive Officer,           ---------
James A. Shepherdson III        Co-President and Director              Date



/s/ROBERT MARK BRANDENBERGER    Executive Vice President,             4/24/02
----------------------------    Chief Financial Officer,              ---------
Robert Mark Brandenberger       (Principal Accounting Officer)         Date


/s/Mary Ann Brown*                                                    4/24/02
----------------------------    Director                              --------
Mary Ann Brown                                                          Date


/s/RICHARD C. PEARSON                                                 4/24/02
----------------------------    Director                              ---------
Richard C. Pearson                                                      Date



/s/Susan A. Buffum*                                                   4/24/02
----------------------------    Director                              ---------
Susan A. Buffum                                                        Date


/s/David Y. Rogers*                                                   4/24/02
----------------------------    Director                              ---------
David Y. Rogers                                                        Date


/s/Phillip D. Meserve*          Director                              4/24/02
----------------------------                                          --------
Phillip D. Meserve                                                      Date


/s/Peter M. Schwarz*                                                  4/24/02
----------------------------    Director                              ---------
Peter M. Schwarz                                                       Date


/s/Michael R. Fanning*                                                4/24/02
-----------------------------    Director                             ---------
Michael R. Fanning                                                     Date



                                        *By: /s/RICHARD C. PEARSON
                                            ------------------------------------
                                            Richard C. Pearson, Attorney-in-Fact




                      LIMITED POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 31st day of December, 2001.




                                /s/MARY ANN BROWN
                              ----------------------------



                      LIMITED POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 27th day of December, 2001.




                               /s/PETER M. SCHWARZ
                              ----------------------------


                      LIMITED POWER OF ATTORNEY


          KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 29th day of September, 2001.




                               /s/DAVID Y. ROGERS
                              ----------------------------





                                INDEX TO EXHIBITS

EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consents of Independent Auditors